As filed with the Securities and Exchange Commission on April 22, 2005

                                                             File No. 333-68164
                                                                      811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                          [ ]
       Post-Effective Amendment No. 10                                      |X|


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 72                                                    |X|

                        (Check appropriate box or boxes.)

                             ----------------------


                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                             ----------------------


                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------


         One American Row, PO Box 5056, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                                   PO Box 5056
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X|  on May 1, 2005 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on _______ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred fixed & variable annuity contracts

================================================================================

                                     PART A

                           PHOENIX INVESTOR'S EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                          MAY 1, 2005


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:          [ENVELOPE]    PHL VARIABLE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027

                                                     [TELEPHONE]  Tel. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   11
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   11
GIA.......................................................   12
MVA  .....................................................   12
PURCHASE OF CONTRACTS.....................................   12
DEDUCTIONS AND CHARGES....................................   13
   Annual Administrative Charge...........................   13
   Daily Administrative Fee...............................   13
   Guaranteed Minimum Income Benefit Rider Fee............   13
   Guaranteed Minimum Accumulation Benefit Fee............   13
   Market Value Adjustment................................   13
   Mortality and Expense Risk Fee.........................   13
   Surrender Charges......................................   14
   Tax....................................................   14
   Transfer Charge........................................   14
   Reduced Fees, Credits and Excess Interest..............   14
   Other Charges..........................................   15
THE ACCUMULATION PERIOD...................................   15
   Accumulation Units.....................................   15
   Accumulation Unit Values...............................   15
   Internet, Interactive Voice Response and
     Telephone Transfers..................................   15
   Disruptive Trading and Market Timing...................   16
   Optional Programs and Riders...........................   17
   Surrender of Contract; Partial Withdrawals.............   21
   Contract Termination...................................   21
   Payment Upon Death Before Maturity Date ...............   21
THE ANNUITY PERIOD........................................   23
   Annuity Payments.......................................   23
   Annuity Payment Options ...............................   23
   Payment Upon Death After Maturity Date.................   25
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Payment Deferral.......................................   26
   Free Look Period.......................................   26
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   27
   Taxation of Annuities in General--Nonqualified Plans...   27
   Additional Considerations..............................   28
   Owner Control..........................................   29
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   30
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   33
SERVICING AGENT...........................................   34
STATE REGULATION..........................................   34
REPORTS...................................................   34
VOTING RIGHTS.............................................   34
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   34
LEGAL MATTERS.............................................   34
SAI TABLE OF CONTENTS.....................................   35
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the Separate account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date, unless we agree otherwise. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$10,000
[diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEPARATE ACCOUNT: PHL Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.


SUMMARY OF EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered):
       Complete Premium Payment Years 0...............     8%
       Complete Premium Payment Years 1...............     7%          These tables describe the fees and expenses that you will
       Complete Premium Payment Years 2...............     6%          pay at the time that you purchase the contract, surrender
       Complete Premium Payment Years 3+..............    None         the contract or transfer value between the subaccounts.
                                                                       State premium taxes may also be deducted.
    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................    $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value)
    Maximum...........................................    .60%

GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE (4) (as a percentage of the greater of the
Guaranteed Amount and contract value)
    Maximum...........................................   1.00%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
average account value)                                                 These tables describe the fees and expenses that you will
                                                                       pay periodically  during the time that you own the contract,
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM                         not including annual fund fees and expenses.
    ------------------------------------------
    Mortality and Expense Risk Fee....................  1.525%
    Daily Administrative Fee..........................   .125%
                                                        ------
    Total Annual Separate Account Expenses............  1.650%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................  1.675%
    Daily Administrative Fee                             .125%
                                                        ------
    Total Annual Separate Account Expenses              1.800%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (5)
    -----------------------------------------
    Mortality and Expense Risk Fee....................  1.825%
    Daily Administrative Fee..........................   .125%
                                                        ------
    Total Annual Separate Account Expenses............  1.950%
-----------------------------------------------------------------------------------------------------------------------------------
(1)  We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
     See "Transfers."
(2)  This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest. See "Deductions and Charges."
(3)  The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected. See "Optional Programs & Riders."
(4)  The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted  annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."
(5)  This death benefit option is subject to state approval. See "Payment Upon Death After Maturity."


-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/04, charged by the fund
                                      -------      -------              companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses)..    0.29%        2.68%

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES
If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


              1 Year  3 Years  5 Years  10 Years
              ----------------------------------
              $1,216   $2,027   $2,479   $4,964


DEATH BENEFIT OPTION 2
----------------------


              1 Year  3 Years  5 Years  10 Years                         These examples are intended to help you compare the
              -----------------------------------                        cost of investing in the contract with the cost of
              $1,229   $2,067   $2,545   $5,076                          investing in other variable annuity contracts. These
                                                                         costs include contract owner transaction expenses,
                                                                         contract fees, separate account annual expenses,
DEATH BENEFIT OPTION 3                                                   maximum rider and benefit fees and the maximum fund
----------------------                                                   fees and expenses that were charged for the year ended
                                                                         12/31/04.

              1 Year  3 Years  5 Years  10 Years                         The examples assume that you invest $10,000 in the
              -----------------------------------                        contract for the time periods indicated. The examples
              $1,243   $2,106   $2,610   $5,186                          also assume that your investment has a 5% return each
                                                                         year and assumes the maximum fees and expenses of any
                                                                         of the funds. Your actual costs may be higher or lower
                                                                         based on these assumptions.

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

              1 Year  3 Years  5 Years  10 Years
              -----------------------------------
                $495   $1,487   $2,479   $4,964


DEATH BENEFIT OPTION 2
----------------------

              1 Year  3 Years  5 Years  10 Years
              -----------------------------------
                $510   $1,528   $2,545   $5,076


DEATH BENEFIT OPTION 3
----------------------


              1 Year  3 Years  5 Years  10 Years
              -----------------------------------
                $525   $1,570   $2,610   $5,186

-----------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond]  Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $2,000 for a qualified plan and $10,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond]  Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."


[diamond]  Transfers between the subaccounts and from the subaccounts into the
           GIA and MVA can be made anytime. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.


[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond]  For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. For more information, see "Deductions and Charges--Surrender Charges."

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond]  Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."


[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The change is intended to recoup the cost incurred in issuing the contract. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:


--------------------------------------------------------------
Percent                                   8%   7%    6%   0%
--------------------------------------------------------------
Complete Premium Payment Years            0     1    2    3+
--------------------------------------------------------------

[diamond]  Taxes--from the contract value upon premium payment or annuitization.

           o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond]  Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are four different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA and MVA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust

[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.

[diamond]  The Rydex Variable Trust
[diamond]  Scudder Investments VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
-------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


MVA
-------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made which could result in a decrease of the payment. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$10,000

[diamond]  Bank draft program--$50

           o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond]  Qualified plans--$2,000

    We require minimum subsequent premium payments of $500 except as described above for bank draft programs.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect upon receipt. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above.


(This fee is not deducted from the GIA or MVA.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or annuitization.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  -----------------------------------------------------------
     DEATH BENEFIT      DEATH BENEFIT       DEATH BENEFIT
   OPTION 1 - RETURN  OPTION 2 - ANNUAL   OPTION 3 - RELIEF
      OF PREMIUM           STEP-UP             AMOUNT
  -----------------------------------------------------------
        1.525%              1.675%             1.825%
  -----------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Unused free withdrawal percentage amounts do not accumulate.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

----------------------------------------------------------------
Percent                               8%    7%     6%     0%
----------------------------------------------------------------
Complete Premium                      0     1      2      3+
Payment Years
----------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, credit additional amounts, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

    Any reduction or elimination of withdrawal or administrative fee, credit of additional amounts or excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD

--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current disruptive trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):


[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),


[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA. There is no charge for participating in this program.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.


    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    The Asset Rebalancing Program does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET ALLOCATION MODEL PROGRAM
    Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long-term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models we currently offer are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment (or contract value for inforce contracts) and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information, see "Asset Allocation Model Program."

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A =  the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT If on the last day of the term:
o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

               a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
               b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

               a) the sum of all premium payments, less adjusted partial
                  withdrawals (as defined below); or
               b) the contract value on the claim date; or
               c) the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 80, the death benefit is the greater of:

               a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
               b) the contract value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond]  DEATH BENEFIT OPTION 3--RELIEF AMOUNT
           The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

           Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

               a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
               b) the contract value on the claim date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

               a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
               b) the contract value on the claim date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

           ACCUMULATION ENHANCEMENT
           Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

           o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

           o  the 120 days must occur prior to the owner attaining age 91.

           The enhancement provides:

           o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

           o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

           o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

           o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

           o this benefit is separate from the relief amount that is calculated at death.

   The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

   Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

   o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

      1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

      2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

      3) the sum of monthly benefits (as defined below) credited to the contract value.

   o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

      1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

      2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

      3) the sum of monthly benefits (as defined below) credited to the contract value.

   Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

   Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Annuities."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

   If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

   A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

   The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------------
New Year's Day                      Independence Day
-------------------------------------------------------------
Martin Luther King, Jr. Day         Labor Day
-------------------------------------------------------------

Presidents Day                      Thanksgiving Day

------------------------------------------------------------
Good Friday                         Christmas Day
-------------------------------------------------------------
Memorial Day
-------------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
   The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
   Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

   A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

   In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
   Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
   We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

   During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
   Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
   If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
   Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
   The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

   The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
   We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
   Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

   As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
   Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
   Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

   For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

   Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
   Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

   Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
   In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death or, if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

   If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

   If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
   Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
   If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
   Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
   Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
   For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

   In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

   The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

   At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

   A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

   The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

   In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

   Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

   We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
   Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
   The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

   As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

   Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

   Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

   Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

   The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

   On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

   Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
   Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

   For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

   The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

   In addition, in order for certain types of contributions under a Code Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

   Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

   Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

   If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
   The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
   Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
   Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

   These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE
FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT
ORGANIZATIONS
   Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM
QUALIFIED PLANS
   In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.

    We do not pay commissions to broker-dealers that sell the contract. However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature, and similar services.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------

             2002                          N/A
----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million

----------------------------------------------------------


STATE REGULATION
-------------------------------------------------------------------------------
   We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

   State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
   Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
   As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

   We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

   Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

   The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
-------------------------------------------------------------------------------
   Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
   Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
   The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable.

The following lists the Table of Contents for the SAI:

[diamond]  PHL Variable Insurance Company
[diamond]  Underwriter
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements

   Contract owner inquiries and requests for an SAI should be directed, in writing us, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

---------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."





-----------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.715                 29
         From 1/1/03 to 12/31/03                                           $1.715                $2.224                 103

         From 1/1/04 to 12/31/04                                           $2.224                $2.642                 217

PHOENIX-AIM GROWTH

===================================================================================================================================
         From 3/22/02* to 12/31/02                                         $2.000                $1.429                 47
         From 1/1/03 to 12/31/03                                           $1.429                $1.698                 325

         From 1/1/04 to 12/31/04                                           $1.698                $1.740                 539

PHOENIX-ALGER SMALL-CAP GROWTH

===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.004                  2
         From 1/1/03 to 12/31/03                                           $2.004                $3.023                 88

         From 1/1/04 to 12/31/04                                           $3.023                $3.036                 163


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.524                 29
         From 1/1/03 to 12/31/03                                           $1.524                $1.892                 55

         From 1/1/04 to 12/31/04                                           $1.892                $2.044                 57


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 3/20/02* to 12/31/02                                         $2.000                $2.254                 56
         From 1/1/03 to 12/31/03                                           $2.254                $3.065                 312

         From 1/1/04 to 12/31/04                                           $3.065                $4.065                 570


PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.493                 64
         From 1/1/03 to 12/31/03                                           $1.493                $1.857                 392

         From 1/1/04 to 12/31/04                                           $1.857                $1.917                 533

PHOENIX-ENGEMANN GROWTH AND INCOME

===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.550                 111
         From 1/1/03 to 12/31/03                                           $1.550                $1.943                 399

         From 1/1/04 to 12/31/04                                           $1.943                $2.111                 972

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.476                 26
         From 1/1/03 to 12/31/03                                           $1.476                $2.125                 167

         From 1/1/04 to 12/31/04                                           $2.125                $2.293                 133



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

===================================================================================================================================

         From 4/5/02* to 12/31/02                                          $2.000                $1.760                 212
         From 1/1/03 to 12/31/03                                           $1.760                $2.075                1,004

         From 1/1/04 to 12/31/04                                           $2.075                $2.193                 963

PHOENIX-ENGEMANN VALUE EQUITY

===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.582                 89
         From 1/1/03 to 12/31/03                                           $1.582                $1.928                 248

         From 1/1/04 to 12/31/04                                           $1.928                $2.141                1,157


PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.995                 796
         From 1/1/03 to 12/31/03                                           $1.995                $1.976                 397

         From 1/1/04 to 12/31/04                                           $1.976                $1.958                 521


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $2.158                 77
         From 1/1/03 to 12/31/03                                           $2.158                $2.432                 540

         From 1/1/04 to 12/31/04                                           $2.432                $2.555                1,501


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 6/4/03* to 12/31/03                                          $2.000                $1.020                1,613

         From 1/1/04 to 12/31/04                                           $1.020                $1.056                4,562


PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.919                  6
         From 1/1/03 to 12/31/03                                           $1.919                $2.247                 225

         From 1/1/04 to 12/31/04                                           $2.247                $2.326                 575


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.007                  2
         From 1/1/03 to 12/31/03                                           $2.007                $2.374                 57

         From 1/1/04 to 12/31/04                                           $2.374                $2.935                 85


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.903                  2
         From 1/1/03 to 12/31/03                                           $1.903                $2.430                 187

         From 1/1/04 to 12/31/04                                           $2.430                $2.769                 648


PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.704                 41
         From 1/1/03 to 12/31/03                                           $1.704                $2.135                 289

         From 1/1/04 to 12/31/04                                           $2.135                $2.198                 446


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $1.235                 77
         From 1/1/03 to 12/31/03                                           $1.235                $1.808                 430

         From 1/1/04 to 12/31/04                                           $1.808                $1.956                 535


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.914                 188
         From 1/1/03 to 12/31/03                                           $1.914                $2.653                 490

         From 1/1/04 to 12/31/04                                           $2.653                $3.142                 615



* Date subaccount began operations.

                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.915                 230
         From 1/1/03 to 12/31/03                                           $1.915                $2.710                 371

         From 1/1/04 to 12/31/04                                           $2.710                $3.270                 448


PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.356                 55
         From 1/1/03 to 12/31/03                                           $1.356                $1.719                 193

         From 1/1/04 to 12/31/04                                           $1.719                $1.804                 219


PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 7/9/02* to 12/31/02                                          $2.000                $1.315                  4
         From 1/1/03 to 12/31/03                                           $1.315                $1.775                 59

         From 1/1/04 to 12/31/04                                           $1.775                $1.841                 87


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.528                 12
         From 1/1/03 to 12/31/03                                           $1.528                $1.946                 185

         From 1/1/04 to 12/31/04                                           $1.946                $2.041                 651

AIM V.I. MID CAP CORE EQUITY
===================================================================================================================================
         From 12/03/04* to 12/31/04                                        $2.000                $1.016                 636


AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 3/25/02* to 12/31/02                                         $2.000                $1.396                 32
         From 1/1/03 to 12/31/03                                           $1.396                $1.718                 74

         From 1/1/04 to 12/31/04                                           $1.718                $1.787                 193


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.333                  62
         From 1/1/03 to 12/31/03                                           $1.333                $1.767                 255

         From 1/1/04 to 12/31/04                                           $1.767                $1.880                 231


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $2.125                 595
         From 1/1/03 to 12/31/03                                           $2.125                $2.140                2,117

         From 1/1/04 to 12/31/04                                           $2.140                $2.181                2,734


FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $1.984                 81
         From 1/1/03 to 12/31/03                                           $1.984                $2.385                 688

         From 1/1/04 to 12/31/04                                           $2.386                $2.591                 669


VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $1.828                 169
         From 1/1/03 to 12/31/03                                           $1.828                $2.307                 832

         From 1/1/04 to 12/31/04                                           $2.307                $2.617                1,150


VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.561                 15
         From 1/1/03 to 12/31/03                                           $1.561                $1.990                 27

         From 1/1/04 to 12/31/04                                           $1.990                $2.096                 36


* Date subaccount began operations.

                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.390                 43
         From 1/1/03 to 12/31/03                                           $1.390                $1.815                 180

         From 1/1/04 to 12/31/04                                           $1.816                $1.843                 479


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 4/15/02* to 12/31/02                                         $2.000                $1.786                 199
         From 1/1/03 to 12/31/03                                           $1.786                $2.198                 952

         From 1/1/04 to 12/31/04                                           $2.198                $2.435                1,172


TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.633                 61
         From 1/1/03 to 12/31/03                                           $1.633                $2.124                 197

         From 1/1/04 to 12/31/04                                           $2.124                $2.476                 445


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 4/15/02* to 12/31/02                                         $2.000                $1.632                 212
         From 1/1/03 to 12/31/03                                           $1.632                $2.121                 934

         From 1/1/04 to 12/31/04                                           $2.121                $2.421                1,115


RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 6/17/03* to 12/31/03                                         $2.000                $1.049                2,245

         From 1/1/04 to 12/31/04                                           $1.049                $0.922                3,950


RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================
         From 6/4/03* to 12/31/03                                          $2.000                $1.212                 678

         From 1/1/04 to 12/31/04                                           $1.212                $1.367                 853


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================
         From 6/17/03* to 12/31/03                                         $2.000                $1.150                 36

         From 1/1/04 to 12/31/04                                           $1.150                $1.252                 117


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.563                 11
         From 1/1/03 to 12/31/03                                           $1.563                $2.049                 222

         From 1/1/04 to 12/31/04                                           $2.049                $2.400                 508


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.552                 181
         From 1/1/03 to 12/31/03                                           $1.552                $1.956                 852

         From 1/1/04 to 12/31/04                                           $1.956                $2.127                3,176


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $1.009                  6
         From 1/1/03 to 12/31/03                                           $1.009                $1.466                 92

         From 1/1/04 to 12/31/04                                           $1.466                $1.418                 78


WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.725                  7
         From 1/1/03 to 12/31/03                                           $1.725                $2.396                 38

         From 1/1/04 to 12/31/04                                           $2.396                $2.930                 113



* Date subaccount began operations.

                                                                                                                      UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.725                 67
         From 1/1/03 to 12/31/03                                           $1.725                $2.526                 516

         From 1/1/04 to 12/31/04                                           $2.526                $3.236                 592


WANGER SELECT
===================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $1.912                 33
         From 1/1/03 to 12/31/03                                           $1.912                $2.458                 190

         From 1/1/04 to 12/31/04                                           $2.458                $2.854                 854


WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/14/02* to 12/31/02                                         $2.000                $1.741                 122
         From 1/1/03 to 12/31/03                                           $1.741                $2.452                 751

         From 1/1/04 to 12/31/04                                           $2.452                $2.854                 854



* Date subaccount began operations.


DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.712                 61
         From 1/1/03 to 12/31/03                                           $1.712                $2.217                 163

         From 1/1/04 to 12/31/04                                           $2.217                $2.629                 303

PHOENIX-AIM GROWTH

===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.427                 113
         From 1/1/03 to 12/31/03                                           $1.427                $1.693                 621

         From 1/1/04 to 12/31/04                                           $1.693                $1.732                 842

PHOENIX-ALGER SMALL-CAP GROWTH

===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.003                 14
         From 1/1/03 to 12/31/03                                           $2.003                $3.017                 141

         From 1/1/04 to 12/31/04                                           $3.017                $3.025                 293


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.522                 94
         From 1/1/03 to 12/31/03                                           $1.522                $1.886                 172

         From 1/1/04 to 12/31/04                                           $1.886                $2.035                 182


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $2.250                 72
         From 1/1/03 to 12/31/03                                           $2.250                $3.055                 279

         From 1/1/04 to 12/31/04                                           $3.055                $4.041                 405


PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.490                 100
         From 1/1/03 to 12/31/03                                           $1.490                $1.851                 576

         From 1/1/04 to 12/31/04                                           $1.851                $1.908                 709

PHOENIX-ENGEMANN GROWTH AND INCOME

===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.547                 224
         From 1/1/03 to 12/31/03                                           $1.547                $1.937                 820

         From 1/1/04 to 12/31/04                                           $1.937                $2.101                1,593

PHOENIX-ENGEMANN SMALL-CAP GROWTH
===================================================================================================================================

         From 2/19/02* to 12/31/02                                         $2.000                $1.473                 110
         From 1/1/03 to 12/31/03                                           $1.473                $2.118                 142

         From 1/1/04 to 12/31/04                                           $2.118                $2.282                 121

PHOENIX-ENGEMANN STRATEGIC ALLOCATION
===================================================================================================================================

         From 4/5/02* to 12/31/02                                          $2.000                $1.758                 133
         From 1/1/03 to 12/31/03                                           $1.758                $2.069                 555

         From 1/1/04 to 12/31/04                                           $2.069                $2.183                 752

PHOENIX-ENGEMANN VALUE EQUITY
===================================================================================================================================

         From 2/15/02* to 12/31/02                                         $2.000                $1.580                 301
         From 1/1/03 to 12/31/03                                           $1.580                $1.922                 468

         From 1/1/04 to 12/31/04                                           $1.922                $2.131                1,207



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.992                 429
         From 1/1/03 to 12/31/03                                           $1.992                $1.969                 683

         From 1/1/04 to 12/31/04                                           $1.969                $1.949                 663


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 4/1/02* to 12/31/02                                          $2.000                $2.155                 194
         From 1/1/03 to 12/31/03                                           $2.155                $2.424                 862

         From 1/1/04 to 12/31/04                                           $2.424                $2.543                1,557


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 6/4/03* to 12/31/03                                          $2.000                $1.019                1,222

         From 1/1/04 to 12/31/04                                           $1.019                $1.054                3,469


PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 3/3/02* to 12/31/02                                          $2.000                $1.917                  7
         From 1/1/03 to 12/31/03                                           $1.917                $2.243                 122

         From 1/1/04 to 12/31/04                                           $2.243                $2.318                 225


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 3/3/02* to 12/31/02                                          $2.000                $2.006                  9
         From 1/1/03 to 12/31/03                                           $2.006                $2.369                 55

         From 1/1/04 to 12/31/04                                           $2.369                $2.924                 181


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.902                 79
         From 1/1/03 to 12/31/03                                           $1.902                $2.425                 824

         From 1/1/04 to 12/31/04                                           $2.426                $2.759                1,158


PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 4/22/02* to 12/31/02                                         $2.000                $1.701                 47
         From 1/1/03 to 12/31/03                                           $1.701                $2.129                 258

         From 1/1/04 to 12/31/04                                           $2.129                $2.188                 344


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.233                 136
         From 1/1/03 to 12/31/03                                           $1.233                $1.802                 312

         From 1/1/04 to 12/31/04                                           $1.802                $1.947                 333


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.910                 109
         From 1/1/03 to 12/31/03                                           $1.910                $2.645                 352

         From 1/1/04 to 12/31/04                                           $2.645                $3.127                 399


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.912                 64
         From 1/1/03 to 12/31/03                                           $1.912                $2.701                 388

         From 1/1/04 to 12/31/04                                           $2.701                $3.254                 472

PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.354                 117
         From 1/1/03 to 12/31/03                                           $1.354                $1.713                 488

         From 1/1/04 to 12/31/04                                           $1.713                $1.795                 469




* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 3/20/02* to 12/31/02                                         $2.000                $1.313                 41
         From 1/1/03 to 12/31/03                                           $1.313                $1.769                 100

         From 1/1/04 to 12/31/04                                           $1.759                $1.832                 59


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.525                 214
         From 1/1/03 to 12/31/03                                           $1.525                $1.940                 575

         From 1/1/04 to 12/31/04                                           $1.940                $2.032                 822

AIM V.I. MID CAP CORE EQUITY

===================================================================================================================================

         From 12/3/04* to 12/31/04                                         $2.000                $1.016                 553


AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.394                 87
         From 1/1/03 to 12/31/03                                           $1.394                $1.712                 114

         From 1/1/04 to 12/31/04                                           $1.712                $1.778                 193


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 4/24/02* to 12/31/02                                         $2.000                $1.331                  98
         From 1/1/03 to 12/31/03                                           $1.331                $1.761                 232

         From 1/1/04 to 12/31/04                                           $1.761                $1.871                 279


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $2.122                 873
         From 1/1/03 to 12/31/03                                           $2.122                $2.133                2,846

         From 1/1/04 to 12/31/04                                           $2.133                $2.170                2,841


FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.981                 86
         From 1/1/03 to 12/31/03                                           $1.981                $2.377                 355

         From 1/1/04 to 12/31/04                                           $2.377                $2.579                 462


VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.825                 118
         From 1/1/03 to 12/31/03                                           $1.825                $2.300                 588

         From 1/1/04 to 12/31/04                                           $2.300                $2.605                 977


VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.558                 31
         From 1/1/03 to 12/31/03                                           $1.558                $1.984                 98

         From 1/1/04 to 12/31/04                                           $1.984                $2.086                 149


VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 3/11/02* to 12/31/02                                         $2.000                $1.388                 102
         From 1/1/03 to 12/31/03                                           $1.388                $1.809                 639

         From 1/1/04 to 12/31/04                                           $1.809                $1.835                1,174


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.783                 159
         From 1/1/03 to 12/31/03                                           $1.783                $2.191                 415

         From 1/1/04 to 12/31/04                                           $2.191                $2.424                 631



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 4/24/02* to 12/31/02                                         $2.000                $1.631                 91
         From 1/1/03 to 12/31/03                                           $1.631                $2.117                 344

         From 1/1/04 to 12/31/04                                           $2.117                $2.464                 485


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 4/24/02* to 12/31/02                                         $2.000                $1.630                 81
         From 1/1/03 to 12/31/03                                           $1.630                $2.115                 601

         From 1/1/04 to 12/31/04                                           $2.115                $2.409                 766


RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 6/30/03* to 12/31/03                                         $2.000                $1.048                 895

         From 1/1/04 to 12/31/04                                           $1.048                $0.920                1,222


RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================
         From 7/11/03* to 12/31/03                                         $2.000                $1.211                 285

         From 1/1/04 to 12/31/04                                           $1.211                $1.363                 366


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================
         From 7/7/03* to 12/31/03                                          $2.000                $1.149                 52

         From 1/1/04 to 12/31/04                                           $1.149                $1.249                 61


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.560                 139
         From 1/1/03 to 12/31/03                                           $1.560                $2.043                 245

         From 1/1/04 to 12/31/04                                           $2.043                $2.389                 296


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.549                 271
         From 1/1/03 to 12/31/03                                           $1.549                $1.950                 974

         From 1/1/04 to 12/31/04                                           $1.950                $2.117                 937


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 5/17/02* to 12/31/02                                         $2.000                $1.007                 13
         From 1/1/03 to 12/31/03                                           $1.007                $1.461                 122

         From 1/1/04 to 12/31/04                                           $1.461                $1.412                 131


WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 4/9/02* to 12/31/02                                          $2.000                $1.722                 24
         From 1/1/03 to 12/31/03                                           $1.722                $2.388                 47

         From 1/1/04 to 12/31/04                                           $2.388                $2.916                 90


WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.723                 98
         From 1/1/03 to 12/31/03                                           $1.723                $2.518                 370

         From 1/1/04 to 12/31/04                                           $2.518                $3.221                 476


WANGER SELECT
===================================================================================================================================
         From 5/1/02* to 12/31/02                                          $2.000                $1.909                 34
         From 1/1/03 to 12/31/03                                           $1.909                $2.450                 142

         From 1/1/04 to 12/31/04                                           $2.450                $2.871                 229


WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.738                 156
         From 1/1/03 to 12/31/03                                           $1.738                $2.444                 368

         From 1/1/04 to 12/31/04                                           $2.444                $2.840                 507



* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                                                      UNITS
                                                                         SUBACCOUNT           SUBACCOUNT         OUTSTANDING AT END
                                                                         UNIT VALUE           UNIT VALUE             OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.709                 65
         From 1/1/03 to 12/31/03                                           $1.709                $2.210                 62

         From 1/1/04 to 12/31/04                                           $2.210                $2.617                 53

PHOENIX-AIM GROWTH

===================================================================================================================================
         From 3/22/02* to 12/31/02                                         $2.000                $1.424                 150
         From 1/1/03 to 12/31/03                                           $1.424                $1.687                 222

         From 1/1/04 to 12/31/04                                           $1.687                $1.724                 211

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 4/1/03* to 12/31/03                                          $2.000                $3.010                  8

         From 1/1/04 to 12/31/04                                           $3.010                $3.014                  6


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.519                 14
         From 1/1/03 to 12/31/03                                           $1.519                $1.880                 62

         From 1/1/04 to 12/31/04                                           $1.880                $2.025                 60


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $2.246                 15
         From 1/1/03 to 12/31/03                                           $2.246                $3.045                 24

         From 1/1/04 to 12/31/04                                           $3.045                $4.022                 53


PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.488                 61
         From 1/1/03 to 12/31/03                                           $1.488                $1.845                 82

         From 1/1/04 to 12/31/04                                           $1.845                $1.899                 91

PHOENIX-ENGEMANN GROWTH AND INCOME

===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.545                 102
         From 1/1/03 to 12/31/03                                           $1.545                $1.930                 119

         From 1/1/04 to 12/31/04                                           $1.930                $2.091                 128

PHOENIX-ENGEMANN SMALL-CAP GROWTH

===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.471                 28
         From 1/1/03 to 12/31/03                                           $1.471                $2.112                 33

         From 1/1/04 to 12/31/04                                           $2.112                $2.271                 23

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.755                 376
         From 1/1/03 to 12/31/03                                           $1.755                $2.062                 404

         From 1/1/04 to 12/31/04                                           $2.062                $2.173                 419

PHOENIX-ENGEMANN VALUE EQUITY

===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.577                 175
         From 1/1/03 to 12/31/03                                           $1.577                $1.915                 201

         From 1/1/04 to 12/31/04                                           $1.915                $2.121                 325



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.989                 35
         From 1/1/03 to 12/31/03                                           $1.989                $1.963                 31

         From 1/1/04 to 12/31/04                                           $1.963                $1.940                 139


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 3/14/02* to 12/31/02                                         $2.000                $2.151                 46
         From 1/1/03 to 12/31/03                                           $2.151                $2.417                 68

         From 1/1/04 to 12/31/04                                           $2.417                $2.531                 137


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.018                 81

         From 1/1/04 to 12/31/04                                           $1.018                $1.051                 116


PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $1.916                  8
         From 1/1/03 to 12/31/03                                           $1.916                $2.238                 15

         From 1/1/04 to 12/31/04                                           $2.238                $2.310                 36


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE

===================================================================================================================================
         From 9/5/03* to 12/31/03                                          $2.000                $2.364                  7

         From 1/1/04 to 12/31/04                                           $2.364                $2.914                  7


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 10/1/03* to 12/31/03                                         $2.000                $2.420                 12

         From 1/1/04 to 12/31/04                                           $2.420                $2.749                 47


PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.699                  8
         From 1/1/03 to 12/31/03                                           $1.699                $2.122                  8

         From 1/1/04 to 12/31/04                                           $2.122                $2.178                  8


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.231                 59
         From 1/1/03 to 12/31/03                                           $1.231                $1.796                 59

         From 1/1/04 to 12/31/04                                           $1.796                $1.938                 58


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.907                 150
         From 1/1/03 to 12/31/03                                           $1.907                $2.636                 123

         From 1/1/04 to 12/31/04                                           $2.636                $3.112                 172


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.909                 117
         From 1/1/03 to 12/31/03                                           $1.909                $2.693                 102

         From 1/1/04 to 12/31/04                                           $2.693                $3.239                 145


PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.352                 128
         From 1/1/03 to 12/31/03                                           $1.352                $1.708                 133

         From 1/1/04 to 12/31/04                                           $1.708                $1.787                 132




* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.310                 101
         From 1/1/03 to 12/31/03                                           $1.310                $1.764                 37

         From 1/1/04 to 12/31/04                                           $1.764                $1.823                 12


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.523                 87
         From 1/1/03 to 12/31/03                                           $1.523                $1.934                 57

         From 1/1/04 to 12/31/04                                           $1.934                $2.022                 71

AIM V.I. MID CAP CORE EQUITY
===================================================================================================================================
         From 12/3/04* to 12/31/04                                         $2.000                $1.016                 38


AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.392                 95
         From 1/1/03 to 12/31/03                                           $1.392                $1.707                 64

         From 1/1/04 to 12/31/04                                           $1.707                $1.770                 66


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 3/27/02* to 12/31/02                                         $2.000                $1.329                  38
         From 1/1/03 to 12/31/03                                           $1.329                $1.756                  48

         From 1/1/04 to 12/31/04                                           $1.756                $1.862                 918


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $2.119                 209
         From 1/1/03 to 12/31/03                                           $2.119                $2.126                 164

         From 1/1/04 to 12/31/04                                           $2.126                $2.160                 221


FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.978                 61
         From 1/1/03 to 12/31/03                                           $1.978                $2.370                 316

         From 1/1/04 to 12/31/04                                           $2.370                $2.567                 335


VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.822                 21
         From 1/1/03 to 12/31/03                                           $1.822                $2.293                 34

         From 1/1/04 to 12/31/04                                           $2.293                $2.593                 49


VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.556                 28
         From 1/1/03 to 12/31/03                                           $1.556                $1.978                 37

         From 1/1/04 to 12/31/04                                           $1.978                $2.076                 29


VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.385                 136
         From 1/1/03 to 12/31/03                                           $1.385                $1.804                 129

         From 1/1/04 to 12/31/04                                           $1.804                $1.826                 143


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 2/25/02* to 12/31/02                                         $2.000                $1.780                 76
         From 1/1/03 to 12/31/03                                           $1.780                $2.184                 88

         From 1/1/04 to 12/31/04                                           $2.184                $2.412                 100



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.628                 19
         From 1/1/03 to 12/31/03                                           $1.628                $2.110                 20

         From 1/1/04 to 12/31/04                                           $2.224                $2.453                 37


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.627                 34
         From 1/1/03 to 12/31/03                                           $1.627                $2.108                 55

         From 1/1/04 to 12/31/04                                           $2.108                $2.398                 43


RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 6/6/03* to 12/31/03                                          $2.000                $1.047                 91

         From 1/1/04 to 12/31/04                                           $1.047                $0.917                 143


RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================

         From 5/27/04* to 12/31/04                                         $2.000                $1.360                  1


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================

         From 5/27/04* to 12/31/04                                         $2.000                $1.246                  2


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 3/1/02* to 12/31/02                                          $2.000                $1.557                 44
         From 1/1/03 to 12/31/03                                           $1.557                $2.036                 56

         From 1/1/04 to 12/31/04                                           $2.036                $2.377                 55


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 2/26/02* to 12/31/02                                         $2.000                $1.547                 20
         From 1/1/03 to 12/31/03                                           $1.547                $1.944                 36

         From 1/1/04 to 12/31/04                                           $1.944                $2.108                 54


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.005                  3
         From 1/1/03 to 12/31/03                                           $1.005                $1.457                  3

         From 1/1/04 to 12/31/04                                           $1.457                $1.405                  3


WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $2.381                 445

         From 1/1/04 to 12/31/04                                           $2.381                $2.902                  1


WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.720                 117
         From 1/1/03 to 12/31/03                                           $1.720                $2.510                 529

         From 1/1/04 to 12/31/04                                           $2.510                $3.206                 87


WANGER SELECT
===================================================================================================================================
         From 2/19/02* to 12/31/02                                         $2.000                $1.906                 34
         From 1/1/03 to 12/31/03                                           $1.906                $2.443                 19

         From 1/1/04 to 12/31/04                                           $2.443                $2.857                 25


WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/15/02* to 12/31/02                                         $2.000                $1.735                 188
         From 1/1/03 to 12/31/03                                           $1.735                $2.436                 189

         From 1/1/04 to 12/31/04                                           $2.436                $2.827                 173



* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS WITHOUT THE ACCUMULATION ENHANCEMENT

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================

         From 9/25/04* to 12/31/04                                         $2.000                $2.625                 28

PHOENIX-AIM GROWTH
===================================================================================================================================
         From 1/9/04* to 12/31/04                                          $2.000                $1.730                  5

PHOENIX-ALGER SMALL-CAP GROWTH
===================================================================================================================================
         From 4/13/04* to 12/31/04                                         $2.000                $3.022                  2


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.884                  2

         From 1/1/04 to 12/31/04                                           $1.884


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.249                 .9
         From 1/1/03 to 12/31/03                                           $2.249                $3.052                  5

         From 1/1/04 to 12/31/04                                           $3.052                $4.034                 14


PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.489                  1
         From 1/1/03 to 12/31/03                                           $1.489                $1.849                  3

         From 1/1/04 to 12/31/04                                           $1.849                $1.905                  2

PHOENIX-ENGEMANN GROWTH AND INCOME

===================================================================================================================================
         From 12/18/03* to 12/31/03                                        $2.000                $1.934                  9

         From 1/1/04 to 12/31/04                                           $1.934                $2.098                 59

PHOENIX-ENGEMANN SMALL-CAP GROWTH

===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.472                 .7
         From 1/1/03 to 12/31/03                                           $1.472                $2.116                 11

         From 1/1/04 to 12/31/04                                           $2.116                $2.278                 11

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.757                 .6
         From 1/1/03 to 12/31/03                                           $1.757                $2.067                 43

         From 1/1/04 to 12/31/04                                           $2.067                $2.180                 70

PHOENIX-ENGEMANN VALUE EQUITY
===================================================================================================================================
         From 5/18/04* to 12/31/04                                         $2.000                $2.127                 29


PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================

         From 1/9/04* to 12/31/04                                          $2.000                $1.946                  3


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 12/18/03* to 12/31/03                                        $2.000                $2.422                 18

         From 1/1/04 to 12/31/04                                           $2.422                $2.539                 31


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 12/18/03* to 12/31/03                                        $2.000                $1.019                  8

         From 1/1/04 to 12/31/04                                           $1.019                $1.053                 153



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.917                  1
         From 1/1/03 to 12/31/03                                           $1.917                $2.241                  2

         From 1/1/04 to 12/31/04                                           $2.241                $2.315                  6


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.006                  1
         From 1/1/03 to 12/31/03                                           $2.006                $2.368                  2

         From 1/1/04 to 12/31/04                                           $2.368                $2.921                  1


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================

         From 1/1/04* to 12/31/04                                          $2.000                $2.755                  7


PHOENIX-NORTHERN DOW 30
===================================================================================================================================

         From 1/12/04 to 12/31/04                                          $2.000                $2.185                 21


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.800                 15

         From 1/1/04 to 12/31/04                                           $1.800                $1.944                 42


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.909                  2
         From 1/1/03 to 12/31/03                                           $1.909                $2.642                 42

         From 1/1/04 to 12/31/04                                           $2.642                $3.122                 37


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.911                 .6
         From 1/1/03 to 12/31/03                                           $1.911                $2.698                 34

         From 1/1/04 to 12/31/04                                           $2.698                $3.249                 29


PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 7/25/02* to 12/31/02                                         $2.000                $1.353                  2
         From 1/1/03 to 12/31/03                                           $1.353                $1.711                 16

         From 1/1/04 to 12/31/04                                           $1.711                $1.793                 16


PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.767                 41

         From 1/1/04 to 12/31/04                                           $1.767                $1.829                 37


AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.938                 34

         From 1/1/04 to 12/31/04                                           $1.938                $2.028                 33

AIM V.I. MID CAP CORE EQUITY
===================================================================================================================================
         From 12/3/04* to 12/31/04                                         $2.000                $1.016                  2


AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $1.710                 50

         From 1/1/04 to 12/31/04                                           $1.710                $1.776                 43


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 11/1/02* to 12/31/02                                         $2.000                $2.121                 .7
         From 1/1/03 to 12/31/03                                           $2.121                $2.131                  4

         From 1/1/04 to 12/31/04                                           $2.131                $2.167                 14



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.980                  2
         From 1/1/03 to 12/31/03                                           $1.980                $2.375                 17

         From 1/1/04 to 12/31/04                                           $2.375                $2.575                 30


VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $2.297                  1

         From 1/1/04 to 12/31/04                                           $2.297                $2.601                 11


VIP GROWTH PORTFOLIO
===================================================================================================================================

         From 1/9/04* to 12/31/04                                          $2.000                $1.832                  3


MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $2.189                 12

         From 1/1/04 to 12/31/04                                           $2.189                $2.420                 34


TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================

         From 10/21/04* to 12/31/04                                        $2.000                $2.460                  1


TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 2/5/03* to 12/31/03                                          $2.000                $2.112                  3

         From 1/1/04 to 12/31/04                                           $2.112                $2.406                  3


RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.048                 19

         From 1/1/04 to 12/31/04                                           $1.048                $0.919                 55


RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.211                 16

         From 1/1/04 to 12/31/04                                           $1.211                $1.362                 41


RYDEX VARIABLE SECTOR ROTATION FUND
===================================================================================================================================

         From 3/9/04* to 12/31/04                                          $2.000                $1.248                  7


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================

         From 3/26/04* to 12/31/04                                         $2.000                $2.385                  3


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================

         From 1/12/04* to 12/31/04                                         $2.000                $2.114                 23


TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 12/22/03* to 12/31/03                                        $2.000                $1.460                 14

         From 1/1/04 to 12/31/04                                           $1.460                $1.409                 15


WANGER INTERNATIONAL SELECT
===================================================================================================================================

         From 1/9/04* to 12/31/04                                          $2.000                $2.912                  8


WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================

         From 1/9/04* to 12/31/04                                          $2.000                $3.216                  2


WANGER SELECT
===================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.908                  2
         From 1/1/03 to 12/31/03                                           $1.908                $2.448                 39

         From 1/1/04 to 12/31/04                                           $2.448                $2.860                 33



* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 2/15/03* to 12/31/03                                         $2.000                $2.442                 12

         From 1/1/04 to 12/31/04                                           $2.442                $2.836                 11




* Date subaccount began operations.

                                     PART B

                           PHOENIX INVESTOR'S EDGE(R)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                     PHL VARIABLE INSURANCE COMPANY
PHL VARIABLE INSURANCE COMPANY                      ANNUITY OPERATIONS DIVISION
One American Row                                                    PO Box 8027
Hartford, Connecticut 06102                    Boston, Massachusetts 02266-8027





                                   May 1, 2005

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

PHL Variable Insurance Company.........................................     2

Underwriter............................................................     2

Performance History....................................................     2

Calculation of Yield and Return........................................     9

Calculation of Annuity Payments .......................................    10

Experts ...............................................................    11

Separate Account Financial Statements..................................  SA-1

Company Financial Statements...........................................   F-1

PHL VARIABLE INSURANCE COMPANY
-------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

UNDERWRITER
-------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
 -------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                       INCEPTION*      1YR      5YR     10YR   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series               12/7/1994      11.49%   -4.55%    5.84%         5.57%
--------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                          12/20/1999      -4.81%  -11.17%                -10.36%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series               8/12/2002      -6.86%                          17.22%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series    7/14/1997       0.72%   -5.49%                 2.48%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                              5/1/1995       25.17%   21.71%                 15.10%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series              12/7/1994      -4.06%  -13.32%    3.12%         3.07%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series           3/2/1998        1.35%   -3.07%                 2.34%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series            8/15/2000       0.58%                         -9.19%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series        12/7/1994      -1.61%    1.34%    7.48%        7.51%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                3/2/1998        3.75%    1.64%                 5.58%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                 12/7/1994      -8.10%    0.75%    2.05%        2.06%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series    12/7/1994      -2.23%    6.87%    7.16%        7.05%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                              6/2/2003       -3.70%                         -0.48%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series               8/12/2002      -3.78%                          4.35%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series        8/12/2002      16.31%                          15.50%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series   8/12/2002       6.65%                          12.60%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                     12/20/1999      -4.36%   -1.75%                -1.13%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series         8/15/2000       0.92%                         -19.01%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series      3/2/1998       11.12%   15.41%                 6.86%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series   11/20/2000      13.35%                          16.15%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                 3/2/1998      -2.34%   -6.29%                 3.27%
--------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series               1/29/1996      -3.60%  -11.21%                 4.69%
--------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                  3/30/2001      -2.43%                         -1.29%
--------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                   12/1/2004                                     -5.59%
--------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                        3/30/2001      -3.27%                         -4.16%
--------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio           6/5/2000       -0.90%                         -11.47%
--------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II    7/15/1999      -5.40%    4.72%                 4.17%
--------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                  7/15/1999       1.34%    2.94%                 2.25%
--------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                         6/5/2000        6.14%                          0.40%
--------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                  6/5/2000       -2.01%                         -6.57%
--------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                6/5/2000       -5.74%                         -9.79%
--------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund              5/1/2000        3.47%                          6.77%
--------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund          5/1/1997        9.27%   -0.87%                 3.97%
--------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund           5/1/2000        6.81%                          3.98%
--------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series            4/29/2005       N/A
--------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                         4/15/2005       N/A
--------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                             4/15/2005       N/A
--------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                      6/2/2003      -18.56%                         -8.89%
--------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                      6/2/2003        5.43%                          18.17%
--------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund           6/2/2003        1.59%                          11.51%
--------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund               7/15/1999       9.80%   -6.53%                 -3.18%
--------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                  10/29/2001       1.47%                          3.34%
--------------------------------------------------------------------------------------------------------------
 Technology Portfolio                               12/20/1999     -10.32%  -23.48%                -22.23%
--------------------------------------------------------------------------------------------------------------
 Wanger International Select                         2/1/1999       14.99%   -0.35%                 10.29%
--------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                      5/1/1995       20.82%   -2.83%                 14.53%
--------------------------------------------------------------------------------------------------------------
 Wanger Select                                       2/1/1999       10.04%    9.54%                 13.25%
--------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                       5/1/1995        9.08%    5.72%                 14.42%
--------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

 The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-----------------------------------------------------------------------------------------------------------------------
                          SUBACCOUNT                            INCEPTION*     1YR       5YR     10YR  SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                           12/7/1994    11.31%     -4.69%   5.68%      5.41%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                      12/20/1999    -4.97%    -11.31%             -10.49%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                           8/12/2002    -7.02%                         17.04%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series                7/14/1997     0.56%     -5.63%               2.32%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995     24.97%     21.53%              14.93%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                          12/7/1994    -4.22%    -13.46%   2.97%       2.91%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                       3/2/1998      1.19%     -3.21%               2.19%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                        8/15/2000     0.42%                         -9.33%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series                    12/7/1994    -1.77%      1.18%   7.32%       7.35%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                            3/2/1998      3.58%      1.48%               5.42%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                             12/7/1994    -8.24%      0.59%   1.89%       1.90%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series                12/7/1994    -2.39%      6.71%   7.00%       6.89%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003     -3.86%                         -0.65%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                           8/12/2002    -3.94%                          4.18%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                    8/12/2002    16.12%                         15.32%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series               8/12/2002     6.47%                         12.43%
----------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                 12/20/1999    -4.51%     -1.90%              -1.28%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                     8/15/2000     0.76%                        -19.13%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998     10.94%     15.23%               6.70%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000    13.17%                         15.98%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                            3/2/1998     -2.50%     -6.44%               3.11%
-----------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                           1/29/1996    -3.76%    -11.35%               4.54%
-----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                              3/30/2001    -2.59%                         -1.44%
-----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                               12/1/2004                                   -5.60%
-----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                    3/30/2001    -3.43%                         -4.31%
-----------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                       6/5/2000     -1.06%                        -11.61%
-----------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                7/15/1999    -5.56%      4.56%               4.02%
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                              7/15/1999     1.17%      2.78%               2.09%
-----------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                     6/5/2000      5.96%                          0.25%
-----------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                              6/5/2000     -2.17%                         -6.71%
-----------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                            6/5/2000     -5.90%                         -9.93%
-----------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                          5/1/2000      3.30%                          6.61%
-----------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund                      5/1/1997      9.10%     -1.02%               3.81%
-----------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund                       5/1/2000      6.64%                          3.82%
-----------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                        4/29/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                        4/15/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                                     4/15/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                         4/15/2005      N/A
-----------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                  6/2/2003    -18.68%                         -9.03%
-----------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                  6/2/2003      5.26%                         17.98%
-----------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                       6/2/2003      1.42%                         11.33%
-----------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                           7/15/1999     9.62%     -6.67%              -3.33%
-----------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                              10/29/2001     1.30%                          3.18%
-----------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                           12/20/1999   -10.46%    -23.60%             -22.35%
-----------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                     2/1/1999     14.80%     -0.51%              10.12%
-----------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                  5/1/1995      20.63%    -2.97%              14.36%
-----------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                   2/1/1999      9.86%      9.37%              13.08%
-----------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                   5/1/1995      8.90%      5.56%              14.24%
-----------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.

 The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)




           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
--------------------------------------------------------------------------------------------------------------------------------
                         SUBACCOUNT                               INCEPTION*        1YR      5YR       10YR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                            12/7/1994       11.13%    -4.84%      5.52%           5.25%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                       12/20/1999       -5.12%   -11.44%                    -10.63%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                            8/12/2002       -7.17%                               16.85%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series                 7/14/1997        0.40%    -5.78%                      2.17%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995        24.77%    21.34%                     14.75%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                           12/7/1994       -4.38%   -13.59%      2.81%           2.75%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                        3/2/1998         1.02%    -3.36%                      2.03%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                         8/15/2000        0.26%                               -9.47%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series                     12/7/1994       -1.94%     1.03%      7.16%           7.19%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                             3/2/1998         3.41%     1.33%                      5.26%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                              12/7/1994       -8.38%     0.44%      1.74%           1.75%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/7/1994       -2.55%     6.55%      6.84%           6.73%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series              6/2/2003        -4.02%                               -0.81%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                            8/12/2002       -4.09%                                4.01%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                     8/12/2002       15.94%                               15.13%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series                8/12/2002        6.30%                               12.25%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                  12/20/1999        -4.67%   -2.05%                     -1.43%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                      8/15/2000         0.59%                             -19.26%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998         10.76%   15.06%                      6.54%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series                11/20/2000        12.98%                              15.80%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                             3/2/1998         -2.66%   -6.58%                      2.96%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                            1/29/1996        -3.92%  -11.48%                      4.38%
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                               3/30/2001        -2.75%                              -1.59%
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                12/1/2004                                            -5.61%
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                     3/30/2001        -3.59%                              -4.45%
--------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                        6/5/2000         -1.22%                             -11.74%
--------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                 7/15/1999        -5.71%    4.40%                      3.86%
--------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                               7/15/1999         1.01%    2.62%                      1.94%
--------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                      6/5/2000          5.79%                               0.10%
--------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                               6/5/2000         -2.33%                              -6.86%
--------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                             6/5/2000         -6.05%                             -10.07%
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                           5/1/2000          3.14%                               6.45%
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund                       5/1/1997          8.92%   -1.17%                      3.66%
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund                        5/1/2000          6.46%                               3.66%
--------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                         4/29/2005         N/A
--------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                         4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                                      4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                          4/15/2005         N/A
--------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                   6/2/2003        -18.81%                              -9.17%
--------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                   6/2/2003          5.09%                              17.79%
--------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                        6/2/2003          1.26%                              11.15%
--------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                            7/15/1999         9.45%   -6.82%                     -3.48%
--------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                               10/29/2001         1.14%                               3.02%
--------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                            12/20/1999       -10.60%  -23.72%                    -22.47%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                      2/1/1999         14.61%   -0.66%                      9.96%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                   5/1/1995         20.43%   -3.12%                     14.18%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                    2/1/1999          9.68%    9.20%                     12.91%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                    5/1/1995          8.73%    5.40%                     14.07%
--------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

 The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.


                                   ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
-----------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                     1995    1996    1997    1998    1999    2000    2001     2002    2003    2004
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              7.81%  16.71%  10.22%  25.85%  27.40%  -17.19% -25.30% -16.21%  29.69%  18.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                 -12.62% -25.11% -30.02%  18.83%   2.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                              50.86%   0.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          29.53%  16.89%  -12.92% -13.36% -24.95%  24.15%   8.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                    30.93%  20.07% -22.50%   3.07%  28.66%    4.86%  10.23%  35.99%  32.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            28.76%  10.74%  19.11%  27.89%  27.57%  -19.13% -35.67% -26.05%  24.40%   3.24%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                         15.10%  -8.14%  -9.69%  -23.79%  25.36%   8.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.94% -29.98%  44.01%   7.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series      16.31%  7.26%   18.77%  18.82%   9.45%  -1.06%   0.19%  -13.04%  17.90%   5.69%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                              22.31%  30.03%  -19.32% -23.22%  21.83%  11.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                3.98%  3.30%   3.47%   3.38%    3.11%   4.31%   2.11%   -0.25%  -0.98%  -0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  21.53%  10.57%  9.28%   -5.72%   3.73%   4.74%   4.34%   8.18%   12.69%   5.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                      3.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                              17.13%   3.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                       18.30%  23.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                  27.68%  13.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                            -7.10%  -7.53%  -16.90%  25.30%   2.94%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -34.17% -38.61%  46.40%   8.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                   -11.76%  15.00%  20.96%  -10.06%  38.65%  18.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                  13.85%  -10.05%  41.49%  20.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                              43.27%  11.89%  -26.37% -33.61%  26.71%   4.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             15.27%  42.34%  52.48%  -12.92% -28.57% -36.05%  35.00%   3.70%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                33.47%  15.64%  11.65%  17.35%  42.25%  -12.36% -24.55% -25.61%  27.39%   4.87%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                         -12.56%  25.23%  11.95%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      34.03%  13.13%  21.67%  30.24%  27.77%  -16.04% -14.00% -31.41%  23.02%   4.03%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 10.19%  17.72%  55.25%  75.15%  -26.07% -17.33% -35.00%  32.51%   6.40%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   6.99%  2.48%   6.80%   5.90%   -2.22%   9.17%   5.27%   7.25%   0.68%    1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                18.42%  12.43%  11.97%  1.02%    0.64%  -10.51% -0.30%   -0.28%  20.20%   8.64%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                               27.81%  22.12%  -8.24%  -13.81% -10.92%  26.24%  13.44%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                        22.47%   2.48%  -18.54% -15.86% -23.21%  27.52%   5.29%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                      37.10%  35.04%  -12.52% -19.08% -31.35%  30.59%  1.56%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            15.52%  -1.82%  11.72%  11.40%   5.28%  -13.27%  23.08%  10.77%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund        13.60%  21.72%  11.80%  7.26%   21.24%  -3.96%  -17.39% -19.91%  30.03%  16.57%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund         10.60%  18.98%  11.37%  6.93%   18.86%  -0.18%  -2.93%  -19.84%  29.96%  14.11%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                  -4.80%   3.41%  19.07%  16.68%  -19.02%  34.98%  13.00%
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                   6.16%   16.07%   6.12%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       27.70%  17.42%  22.62%  11.04%  14.83%  13.89%  -8.25%  -19.38%  28.87%  10.80%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                   49.96%   6.27%  -11.26%  22.71%  22.01%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                            -12.14%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            27.94%  21.25%  -21.60% -24.84% -36.78%  36.91%  12.73%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                          27.76%   8.89%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                     19.62%  25.55%  -18.02% -25.93% -22.89%  31.16%  17.10%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                         26.61%  18.42%  -10.72% -13.65% -23.60%  26.04%   8.77%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                      -24.84% -49.71% -49.81%  45.34%  -3.27%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                               -3.18%  -27.83% -16.69%  38.91%  22.29%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            29.87%  -3.08%  14.44% 122.82%  -29.04% -22.57% -15.25%  46.41%  28.12%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                              7.67%   7.29%   -9.14%  28.57%  17.34%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             44.22%  27.32%  6.92%   23.04%  -9.67%   9.55%  -18.18%  40.86%  16.38%
-----------------------------------------------------------------------------------------------------------------------------------



  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE



                                   ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-----------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                      1995    1996    1997    1998    1999     2000    2001    2002     2003    2004
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              7.65%   16.54%  10.05%  25.66%  27.21%  -17.32% -25.42%  -16.34%  29.49%  18.61%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                                 -12.76% -25.22%  -30.12%  18.65%  2.33%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                               50.63%  0.28%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series                          29.34%  16.71%  -13.05% -13.49%  -25.06%  23.96%  7.86%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                    30.74%  19.89% -22.62%   2.91%   28.47%  4.70%    10.07%  35.78%  32.27%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            28.57%  10.57%  18.93%  27.70%  27.38%  -19.25% -35.77%  -26.17%  24.21%  3.08%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series                                         14.93%   -8.27%  -9.82%  -23.91%  25.17%  8.49%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                          -28.05%  -30.09%  43.79%  7.72%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series      16.14%  7.10%   18.59%  18.64%   9.28%   -1.20%  0.04%   -13.17%  17.72%  5.53%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Value Equity Series                                              22.12%   29.84% -19.44%  -23.34%  21.65%  10.88%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series               3.82%   3.15%   3.31%   3.22%    2.96%   4.15%   1.95%   -0.40%   -1.13%  -1.02%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series  21.35%  10.41%  9.11%   -5.86%   3.58%   4.59%   4.18%    8.02%   12.51%  4.91%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond
 Series                                                                                                                      3.44%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                               16.95%  3.36%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.12%  23.42%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series                                                                   27.48%  13.77%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                             -7.24%  -7.67%  -17.02%  25.11%  2.79%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -34.27%  -38.70%  46.17%  8.06%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                   -11.89%  14.83%   20.78%  -10.20%  38.44%  18.24%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series                                                   13.68%  -10.18%  41.27%  20.47%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                              43.06%   11.73% -26.48%  -33.72%  26.52%  4.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                             15.10%  42.13%  52.25%  -13.05% -28.68%  -36.15%  34.79%  3.54%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                33.27%  15.47%  11.48%  17.18%  42.04%  -12.50% -24.66%  -25.72%  27.19%  4.71%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                                          -12.69%  25.05%  11.78%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                      33.83%  12.95%  21.48%  30.05%  27.58%  -16.17% -14.13%  -31.52%  22.83%  3.87%
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                 10.02%  17.54%  55.02%  74.89%  -26.18% -17.45%  -35.10%  32.30%  6.24%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II  6.83%   2.33%   6.64%   5.74%   -2.37%   9.01%    5.11%    7.08%   0.52%   1.74%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                18.24%  12.26%  11.80%  0.87%    0.49%  -10.65%  -0.45%  -0.44%   20.02%  8.47%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                               27.62%  21.93%   -8.38% -13.94%  -11.06%  26.04%  13.26
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                        22.29%   2.32%  -18.66% -15.99%  -23.32%  27.33%  5.13%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                      36.89%  34.84%  -12.65% -19.21%  -31.46%  30.39%  1.40%
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares Securities Fund                            15.35%  -1.97%  11.55%   11.23%   5.12%  -13.40%  22.90%  10.60%
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Foreign Securities Fund        13.43%  21.54%  11.64%   7.10%  21.05%   -4.11% -17.51%  -20.03%  29.84%  16.40%
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Securities Fund         10.44%  18.80%  11.20%   6.76%  18.68%   -0.33%  -3.08%  -19.96%  29.76%  13.94%
-----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Value Series                                  -4.94%   3.25%   18.90%  16.50%  -19.15%  34.78%  12.83%
-----------------------------------------------------------------------------------------------------------------------------------
 Bond-Debenture Portfolio                                                                                    6.00%   15.90%  5.96%
-----------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio                       27.51%  17.25%  22.44%  10.87%  14.66%   13.72%  -8.39%  -19.50%  28.68%  10.64%
-----------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio                                                                    49.73%  6.11%   -11.39%  22.53%  21.82%
-----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                             -12.27%
-----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                            27.75%  21.07%  -21.72% -24.95%  -36.87%  36.70%  12.56%
-----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                           27.57%  8.72%
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                     19.44%  25.36%  -18.14% -26.04%  -23.01%  30.96%  16.92
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                         26.42%  18.24%  -10.85% -13.78%  -23.72%  25.85%  8.60%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                      -24.96% -49.78%  -49.89%  45.12%  -3.41%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                                -3.33% -27.94%  -16.82%  38.70%  22.10%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                            29.67%  -3.22%  14.26%  122.49% -29.14% -22.69%  -15.38%  46.19%  27.93%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                              7.51%   7.13%   -9.28%   28.38%  17.16%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                             44.00%  27.13%  6.75%   22.85%   -9.80%  9.38%   -18.31%  40.65%  16.20%
-----------------------------------------------------------------------------------------------------------------------------------


  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                       ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                      1995    1996   1997    1998     1999     2000    2001    2002     2003    2004
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              7.48%   16.36%  9.89%  25.47%   27.02%  -17.44% -25.53%  -16.47%  29.30%  18.43%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.89% -25.33%  -30.23%  18.47%  2.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                50.40%  0.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          29.14%   16.54%  -13.18% -13.62%  -25.18%  23.77%  7.70%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                     30.54% 19.71% -22.73%   2.76%    28.28%  4.54%    9.90%   35.58%  32.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             28.38%  10.40% 18.76%  27.51%   27.18%  -19.37% -35.86%  -26.28%  24.02%  2.92%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          14.76%   -8.41%  -9.96%  -24.03%  24.98%  8.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -28.16%  -30.20%  43.57%  7.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series       15.97%  6.94%  18.42%  18.47%   9.12%    -1.35%  -0.12%  -13.30%  17.54%  5.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               21.94%   29.65% -19.56%  -23.46%  21.46%  10.71%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                3.67%   2.99%   3.16%   3.07%   2.80%    4.00%   1.80%   -0.56%   -1.28%  -1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series   21.17%  10.24%  8.95%  -6.00%   3.42%    4.43%   4.02%    7.85%   12.34%  4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       3.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                16.78%  3.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         17.94%  23.24%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    27.29%  13.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -7.38%  -7.81%  -17.15%  24.92%  2.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -34.37%  -38.80%  45.95%  7.89%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -12.02%   14.66%  20.59%  -10.33%  38.23%  18.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    13.51%  -10.32%  41.06%  20.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               42.84%   11.56% -26.59%  -33.82%  26.32%  4.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             14.92%  41.92%   52.02%  -13.18% -28.78%  -36.25%  34.59%  3.38%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 33.07%  15.29% 11.31%  17.00%   41.82%  -12.63% -24.78%  -25.83%  27.00%  4.55%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                           -12.82%  24.86%  11.61%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       33.63%  12.78% 21.30%  29.85%   27.39%  -16.29% -14.26%  -31.62%  22.64%  3.71%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  9.86%  17.37%  54.79%   74.63%  -26.29% -17.58%  -35.20%  32.10%  6.08%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   6.67%   2.17%   6.48%   5.58%   -2.51%   8.85%   4.95%    6.92%   0.37%   1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 18.06%  12.09% 11.63%   0.72%   0.34%   -10.78%  -0.60%  -0.59%   19.83%  8.31%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                               27.43%   21.75%   -8.51% -14.07%  -11.19%  25.85%  13.09%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                        22.10%   2.17%   -18.78% -16.11%  -23.44%  27.14%  4.97%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                      36.69%   34.64%  -12.78% -19.33%  -31.56%  30.20%  1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            15.17%  -2.12%   11.39%   11.07%  4.96%   -13.53%  22.71%  10.44%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund         13.26%  21.36% 11.47%   6.94%   20.87%   -4.25% -17.64%  -20.15%  29.64%  16.22%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund          10.27%  18.62% 11.03%   6.60%   18.50%   -0.48%  -3.22%  -20.08%  29.56%  13.76%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                  -5.09%   3.10%    18.72%  16.33%  -19.27%  34.57%  12.66%
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     5.84%   15.73%  5.80%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        27.32%  17.07% 22.25%  10.71%   14.48%   13.55%  -8.53%  -19.62%  28.48%  10.47%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     49.51%  5.95%   -11.53%  22.35%  21.64%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              -12.41%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            27.56%   20.88%  -21.84% -25.07%  -36.97%  36.49%  12.39%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            27.38%  8.56%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                     19.26%   25.17%  -18.26% -26.15%  -23.13%  30.76%  16.75
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                         26.23%   18.06%  -10.98% -13.91%  -23.83%  25.66%  8.44%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -25.07% -49.86%  -49.97%  44.90%  -3.56%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -3.47% -28.05%  -16.95%  38.49%  21.91%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             29.48% -3.37%  14.09%  122.16%  -29.25% -22.81%  -15.51%  45.97%  27.73%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                               7.35%   6.97%   -9.42%   28.18%  16.98%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              43.79% 26.94%   6.60%   22.67%   -9.94%  9.22%   -18.43%  40.43%  16.03%
-----------------------------------------------------------------------------------------------------------------------------------


  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.225% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:
    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:

DEATH BENEFIT OPTION 1 CONTRACTS:
Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period:   $ 1.000000

Value of the same account (excluding capital
    changes) at the end of the 7-day period:......     0.999969
Calculation:
    Ending account value..........................     0.999969
    Less beginning account value..................     1.000000
    Net change in account value...................    -0.000031

Base period return:

    (net change/beginning account value)..........    -0.0000031

Current yield = return x (365/7) =..............          -0.16%
Effective yield = [(1 + return)365/7] -1 =......          -0.16%


DEATH BENEFIT OPTION 2 CONTRACTS:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:   $ 1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:......       0.999940

Calculation:

   Ending account value..........................       0.999940
   Less beginning account value..................       1.000000
   Net change in account value...................      -0.000060
Base period return:
   (net change/beginning account value)..........      -0.000060
Current yield = return x (365/7) =...............         -0.31%
Effective yield = [(1 + return)365/7] -1 =.......         -0.31%


DEATH BENEFIT OPTION 3 CONTRACTS:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:   $ 1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:......       0.999911

Calculation:

   Ending account value..........................       0.999911
   Less beginning account value..................       1.000000
   Net change in account value...................      -0.000089

Base period return:

   (net change/beginning account value)..........      -0.000089
Current yield = return x (365/7) =...............         -0.46%
Effective yield = [(1 + return)365/7] -1 =.......         -0.46%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (DJIA)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results posted in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)), PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)), PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3)), and PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statement of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                           Phoenix Investor's Edge(R)

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004


                                                          DEATH BENEFIT OPTION 1







                                [LOGO]PHOENIX(R)

                 VA0445AR1 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004


                                                             PHOENIX-                          PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM       SMALL-CAP          BERNSTEIN
                                                           INTERNATIONAL         GROWTH            GROWTH         ENHANCED INDEX
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       477,719    $       844,397    $       489,780    $        96,394
                                                        =================  =================  =================  =================
     Investment at market                                $       574,698    $       939,767    $       495,880    $       115,754
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            574,698            939,767            495,880            115,754
LIABILITIES
     Accrued expenses                                                814              1,294                681                158
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       573,884    $       938,473    $       495,199    $       115,596
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   217,235            539,217            163,087             56,545
                                                        =================  =================  =================  =================
Unit value                                               $      2.641769    $      1.740436    $      3.036421    $      2.044290
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-          PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-          ENGEMANN          ENGEMANN
                                                           PHELPS REAL          ENGEMANN         GROWTH AND         SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH        INCOME            GROWTH
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     1,922,473    $       967,932    $     1,807,009    $       239,695
                                                        =================  =================  =================  =================
     Investment at market                                $     2,317,541    $     1,023,476    $     2,054,642    $       304,806
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          2,317,541          1,023,476          2,054,642            304,806
LIABILITIES
     Accrued expenses                                              3,161              1,542              2,787                435
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $     2,314,380    $     1,021,934    $     2,051,855    $       304,371
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   570,101            533,065            972,087            132,766
                                                        =================  =================  =================  =================
Unit value                                               $      4.059598    $      1.917091    $      2.110772    $      2.292546
                                                        =================  =================  =================  =================

                                                             PHOENIX-                                                PHOENIX-
                                                             ENGEMANN          PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY      SECTOR FIXED
                                                            ALLOCATION          EQUITY             MARKET             INCOME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     1,889,692    $     2,200,393    $     1,020,970    $     3,750,697
                                                        =================  =================  =================  =================
     Investment at market                                $     2,114,842    $     2,480,105    $     1,020,970    $     3,841,507
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          2,114,842          2,480,105          1,020,970          3,841,507
LIABILITIES
     Accrued expenses                                              3,480              3,402              1,409              5,115
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $     2,111,362    $     2,476,703    $     1,019,561    $     3,836,392
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   962,562          1,156,965            520,594          1,501,290
                                                        =================  =================  =================  =================
Unit value                                               $      2.193482    $      2.140690    $      1.958459    $      2.555397
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SECTOR SHORT     PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                            TERM BOND      RISING DIVIDENDS    QUALITY VALUE      EQUITY SELECT
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     4,758,729    $     1,255,175    $       195,951    $     1,567,121
                                                        =================  =================  =================  =================
     Investment at market                                $     4,826,036    $     1,338,641    $       250,824    $     1,795,958
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          4,826,036          1,338,641            250,824          1,795,958
LIABILITIES
     Accrued expenses                                              6,551              1,850                336              2,331
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $     4,819,485    $     1,336,791    $       250,488    $     1,793,627
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 4,562,183            574,621             85,343            647,783
                                                        =================  =================  =================  =================
Unit value                                               $      1.056399    $      2.326388    $      2.935074    $      2.768872
                                                        =================  =================  =================  =================

                                                                             PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE              VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       845,151    $     1,355,551    $     2,105,223    $       940,485
                                                        =================  =================  =================  =================
     Investment at market                                $       901,041    $     1,425,880    $     2,439,384    $     1,203,738
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            901,041          1,425,880          2,439,384          1,203,738
LIABILITIES
     Accrued expenses                                              1,190              1,853              3,277              1,645
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       899,851    $     1,424,027    $     2,436,107    $     1,202,093
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   300,967            545,521            870,453            404,259
                                                        =================  =================  =================  =================
Unit value                                               $      2.989873    $      2.610398    $      2.798667    $      2.973573
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN-MID     BERNSTEIN-SMALL
                                                         NORTHERN DOW 30       INDEX(R)          CAP VALUE          CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       882,969    $       842,187    $     1,549,646    $     1,135,086
                                                        =================  =================  =================  =================
     Investment at market                                $       981,688    $     1,048,587    $     1,933,616    $     1,466,509
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            981,688          1,048,587          1,933,616          1,466,509
LIABILITIES
     Accrued expenses                                              1,362              1,467              2,673              1,993
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       980,326    $     1,047,120    $     1,930,943    $     1,464,516
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   445,940            535,217            614,596            447,930
                                                        =================  =================  =================  =================
Unit value                                               $      2.198339    $      1.956441    $      3.141811    $      3.269517
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                         PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                         MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       334,422    $       143,584    $     1,177,344    $       663,036
                                                        =================  =================  =================  =================
     Investment at market                                $       396,491    $       160,414    $     1,330,008    $       647,088
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            396,491            160,414          1,330,008            647,088
LIABILITIES
     Accrued expenses                                                528                221              1,800                789
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       395,963    $       160,193    $     1,328,208    $       646,299
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   219,498             87,036            650,708            636,034
                                                        =================  =================  =================  =================
Unit value                                               $      1.803950    $      1.840530    $      2.041174    $      1.016140
                                                        =================  =================  =================  =================

                                                                                                FEDERATED FUND    FEDERATED HIGH
                                                                            ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                            AIM V.I.          LEVERAGED          GOVERNMENT         FUND II --
                                                         PREMIER EQUITY         ALLCAP          SECURITIES II     PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       317,929    $       354,589    $     6,041,474    $     1,555,272
                                                        =================  =================  =================  =================
     Investment at market                                $       345,492    $       434,607    $     5,970,428    $     1,735,180
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            345,492            434,607          5,970,428          1,735,180
LIABILITIES
     Accrued expenses                                                437                630              8,114              2,387
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       345,055    $       433,977    $     5,962,314    $     1,732,793
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   193,109            230,853          2,734,328            668,812
                                                        =================  =================  =================  =================
Unit value                                               $      1.786845    $      1.879886    $      2.180541    $      2.590851
                                                        =================  =================  =================  =================

                                                                              VIP GROWTH                             MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $     2,394,063    $        62,218    $       833,941    $     2,267,408
                                                        =================  =================  =================  =================
     Investment at market                                $     3,012,758    $        76,523    $       884,181    $     2,858,022
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          3,012,758             76,523            884,181          2,858,022
LIABILITIES
     Accrued expenses                                              3,973                106              1,177              3,892
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $     3,008,785    $        76,417    $       883,004    $     2,854,130
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,149,659             36,464            479,010          1,172,129
                                                        =================  =================  =================  =================
Unit value                                               $      2.617110    $      2.095706    $      1.843392    $      2.434996
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                           TEMPLETON          TEMPLETON
                                                            FOREIGN            GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                           SECURITIES         SECURITIES         TRUST JUNO           TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       903,578    $     1,989,657    $     4,120,424    $       959,805
                                                        =================  =================  =================  =================
     Investment at market                                $     1,102,583    $     2,702,170    $     3,645,815    $     1,167,250
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          1,102,583          2,702,170          3,645,815          1,167,250
LIABILITIES
     Accrued expenses                                              1,443              3,533              5,030              1,595
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $     1,101,140    $     2,698,637    $     3,640,785    $     1,165,655
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   444,784          1,114,785          3,949,702            852,878
                                                        =================  =================  =================  =================
Unit value                                               $      2.475677    $      2.420769    $      0.921787    $      1.366731
                                                        =================  =================  =================  =================

                                                         RYDEX VARIABLE      SCUDDER VIT
                                                         TRUST SECTOR       EAFE(R) EQUITY       SCUDDER VIT
                                                           ROTATION              INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       130,183    $     1,000,829    $     6,125,238    $        99,988
                                                        =================  =================  =================  =================
     Investment at market                                $       146,470    $     1,220,009    $     6,765,255    $       110,444
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            146,470          1,220,009          6,765,255            110,444
LIABILITIES
     Accrued expenses                                                197              1,511              9,349                166
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       146,273    $     1,218,498    $     6,755,906    $       110,278
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   116,799            507,741          3,175,621             77,759
                                                        =================  =================  =================  =================
Unit value                                               $      1.252351    $      2.399843    $      2.127428    $      1.418189
                                                        =================  =================  =================  =================

                                                             WANGER              WANGER                              WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL                            SMALLER
                                                             SELECT            SMALL CAP        WANGER SELECT        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       277,512    $     1,124,118    $       667,234    $     1,657,664
                                                        =================  =================  =================  =================
     Investment at market                                $       331,129    $     1,919,983    $       844,435    $     2,441,243
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            331,129          1,919,983            844,435          2,441,243
LIABILITIES
     Accrued expenses                                                383              2,568              1,159              3,231
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       330,746    $     1,917,415    $       843,276    $     2,438,012
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   112,887            592,469            292,359            854,387
                                                        =================  =================  =================  =================
Unit value                                               $      2.929882    $      3.236316    $      2.884384    $      2.853523
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                             PHOENIX-                          PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM       SMALL-CAP          BERNSTEIN
                                                           INTERNATIONAL         GROWTH            GROWTH         ENHANCED INDEX
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        11,233    $           877    $             -    $         1,497
Expenses
     Mortality and expense fees                                    4,624             12,565              7,028              1,583
     Indexing (gain) loss                                            150                195                126                 29
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       6,459            (11,883)            (7,154)              (115)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  39,087               (223)            (1,489)             1,015
Net realized gain distribution from Fund                               -                  -              7,117                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                46,725             37,997             (7,322)             6,602
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     85,812             37,774             (1,694)             7,617
Net increase (decrease) in net assets resulting from
     operations                                          $        92,271    $        25,891    $        (8,848)   $         7,502
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-          PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-          ENGEMANN          ENGEMANN
                                                           PHELPS REAL          ENGEMANN         GROWTH AND         SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH        INCOME            GROWTH
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        42,047    $         8,215    $        19,788    $             -
Expenses
     Mortality and expense fees                                   26,295              9,212             20,865              6,317
     Indexing (gain) loss                                            945                151                403                147
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      14,807             (1,148)            (1,480)            (6,464)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (9,660)            12,385              2,075             (6,814)
Net realized gain distribution from Fund                         186,214                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               290,053             21,857            148,363             24,877
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    466,607             34,242            150,438             18,063
Net increase (decrease) in net assets resulting from
     operations                                          $       481,414    $        33,094    $       148,958    $        11,599
                                                        =================  =================  =================  =================


                                                             PHOENIX-                                                PHOENIX-
                                                             ENGEMANN          PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY      SECTOR FIXED
                                                            ALLOCATION          EQUITY             MARKET             INCOME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        59,788    $        13,852    $        10,630    $       175,426
Expenses
     Mortality and expense fees                                   39,205             16,478             22,536             44,653
     Indexing (gain) loss                                            536                353                202                568
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      20,047             (2,979)           (12,108)           130,205
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  20,197               (479)                 -                469
Net realized gain distribution from Fund                          53,274                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                40,598            235,073                  -             41,570
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    114,069            234,594                  -             42,039
Net increase (decrease) in net assets resulting from
     operations                                          $       134,116    $       231,615    $       (12,108)   $       172,244
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)



                                                             PHOENIX-
                                                          GOODWIN MULTI-                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SECTOR SHORT     PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                            TERM BOND      RISING DIVIDENDS    QUALITY VALUE      EQUITY SELECT
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                             $ 155,435           $ 18,328            $ 1,739           $ 17,014
Expenses
     Mortality and expense fees                                   56,336             19,853              2,618             18,370
     Indexing (gain) loss                                            706                301                 71                416
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      98,393             (1,826)              (950)            (1,772)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   5,885               (655)             1,689               (256)
Net realized gain distribution from Fund                               -                  -              2,250              9,855
Net change in unrealized appreciation (depreciation)
     on investment                                                53,196             31,329             36,387            168,527
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     59,081             30,674             40,326            178,126
Net increase (decrease) in net assets resulting from
     operations                                                $ 157,474           $ 28,848           $ 39,376          $ 176,354
                                                        =================  =================  =================  =================


                                                                             PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE              VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $        61,003    $        17,594    $         4,828
Expenses
     Mortality and expense fees                                   11,731             18,476             28,559             13,418
     Indexing (gain) loss                                            284                243                570                350
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     (12,015)            42,284            (11,535)            (8,940)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                 (10,016)             2,414                382                803
Net realized gain distribution from Fund                          72,281             18,528              9,378              7,041
Net change in unrealized appreciation (depreciation)
     on investment                                                12,514             17,055            214,726            188,192
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     74,779             37,997            224,486            196,036
Net increase (decrease) in net assets resulting from
     operations                                          $        62,764    $        80,281    $       212,951    $       187,096
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN-MID     BERNSTEIN-SMALL
                                                         NORTHERN DOW 30       INDEX(R)          CAP VALUE          CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $        15,223    $         5,818    $         2,884    $             -
Expenses
     Mortality and expense fees                                   14,217             15,633             26,266             18,642
     Indexing (gain) loss                                            209                332                615                484
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         797            (10,147)           (23,997)           (19,126)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,218             (2,504)               119              4,400
Net realized gain distribution from Fund                               -                  -            132,370            117,698
Net change in unrealized appreciation (depreciation)
     on investment                                                28,311             88,693            177,123            131,844
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     29,529             86,189            309,612            253,942
Net increase (decrease) in net assets resulting from
     operations                                          $        30,326    $        76,042    $       285,615    $       234,816
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                         MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -    $             -    $           940
Expenses
     Mortality and expense fees                                    6,055              2,264             17,075                790
     Indexing (gain) loss                                            127                 43                278                 16
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (6,182)            (2,307)           (17,353)               134
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,293                  3            (72,517)                 2
Net realized gain distribution from Fund                               -                  -                  -             27,749
Net change in unrealized appreciation (depreciation)
     on investment                                                23,434              7,771            104,846            (15,948)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     25,727              7,774             32,329             11,803
Net increase (decrease) in net assets resulting from
     operations                                          $        19,545    $         5,467    $        14,976    $        11,937
                                                        =================  =================  =================  =================

                                                                                                FEDERATED FUND    FEDERATED HIGH
                                                                            ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                            AIM V.I.          LEVERAGED          GOVERNMENT         FUND II --
                                                         PREMIER EQUITY         ALLCAP          SECURITIES II     PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         1,411    $             -    $       221,952    $       135,300
Expenses
     Mortality and expense fees                                    3,333              7,860             86,326             27,815
     Indexing (gain) loss                                             58                166                849                336
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,980)            (8,026)           134,777            107,149
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      31              3,080                669            (29,131)
Net realized gain distribution from Fund                               -                  -             25,918                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                16,146             31,504            (66,621)            41,505
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     16,177             34,584            (40,034)            12,374
Net increase (decrease) in net assets resulting from
     operations                                          $        14,197    $        26,558    $        94,743    $       119,523
                                                        =================  =================  =================  =================


                                                                              VIP GROWTH                             MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         5,030    $           236    $           702    $        19,603
Expenses
     Mortality and expense fees                                   37,229              1,112             10,712             40,119
     Indexing (gain) loss                               -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     (33,010)              (897)           (10,193)           (21,280)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  11,402                545               (763)             9,801
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               336,760              4,416             16,311            278,446
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    348,162              4,961             15,548            288,247
Net increase (decrease) in net assets resulting from
     operations                                          $       315,152    $         4,064    $         5,355    $       266,967
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)



                                                           TEMPLETON          TEMPLETON
                                                            FOREIGN            GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                           SECURITIES         SECURITIES         TRUST JUNO           TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         7,107    $        26,945    $             -    $           497
Expenses
     Mortality and expense fees                                   11,096             36,932             51,617             16,816
     Indexing (gain) loss                                            275                816              3,351              1,850
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (4,264)           (10,803)           (54,968)           (18,169)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     420              4,480             (5,179)            (1,270)
Net realized gain distribution from Fund                               -                  -             35,540                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               134,707            318,120           (410,700)           138,494
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    135,127            322,600           (380,339)           137,224
Net increase (decrease) in net assets resulting from
     operations                                          $       130,863    $       311,797    $      (435,307)   $       119,055
                                                        =================  =================  =================  =================

                                                         RYDEX VARIABLE        SCUDDER VIT
                                                          TRUST SECTOR       EAFE(R) EQUITY       SCUDDER VIT
                                                           ROTATION              INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $        17,667    $        55,517    $             -
Expenses
     Mortality and expense fees                                    1,581             13,329             83,306              2,444
     Indexing (gain) loss                                            290                345              1,507                 41
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,871)             3,993            (29,296)            (2,485)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,181              3,053               (912)            (8,555)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                13,544            143,990            475,406             (2,256)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     14,725            147,043            474,494            (10,811)
Net increase (decrease) in net assets resulting from
     operations                                          $        12,854    $       151,036    $       445,198    $       (13,296)
                                                        =================  =================  =================  =================




                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             WANGER              WANGER                              WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL                            SMALLER
                                                             SELECT            SMALL CAP        WANGER SELECT        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           344    $         9,823    $             -    $             -
Expenses
     Mortality and expense fees                                    2,304             25,133             10,528             32,830
     Indexing (gain) loss                                             70                714                253                777
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (2,030)           (16,024)           (10,781)           (33,607)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      67              2,709                  4             10,623
Net realized gain distribution from Fund                               -                  -                533                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                38,206            416,970            120,948            351,761
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     38,273            419,679            121,485            362,384
Net increase (decrease) in net assets resulting from
     operations                                          $        36,243    $       403,655    $       110,704    $       328,777
                                                        =================  =================  =================  =================


















Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                             PHOENIX-                          PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM       SMALL-CAP          BERNSTEIN
                                                           INTERNATIONAL         GROWTH            GROWTH         ENHANCED INDEX
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         6,459    $       (11,883)   $        (7,154)   $          (115)
         Net realized gain (loss)                                 39,087               (223)             5,628              1,015
         Net change in unrealized appreciation
            (depreciation) on investment                          46,725             37,997             (7,322)             6,602
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       92,271             25,891             (8,848)             7,502
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     28,131            202,379            130,630             17,522
         Participant transfers                                   272,938 (e)        209,613            132,581             23,106
         Participant withdrawals                                 (47,921)           (52,151)           (24,437)           (36,274)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        253,148            359,841            238,774              4,354
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          345,419            385,732            229,926             11,856
NET ASSETS
     Beginning of period                                         228,465            552,741            265,273            103,740
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       573,884    $       938,473    $       495,199    $       115,596
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-          PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-          ENGEMANN          ENGEMANN
                                                           PHELPS REAL          ENGEMANN         GROWTH AND         SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH        INCOME            GROWTH
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        14,807    $        (1,148)   $        (1,480)   $        (6,464)
         Net realized gain (loss)                                176,554             12,385              2,075             (6,814)
         Net change in unrealized appreciation
            (depreciation) on investment                         290,053             21,857            148,363             24,877
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      481,414             33,094            148,958             11,599
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    876,322            108,610            186,953             14,534
         Participant transfers                                    89,301            193,596 (c)      1,065,773 (b)        (27,172)
         Participant withdrawals                                 (89,976)           (41,455)          (124,248)           (49,499)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        875,647            260,751          1,128,478            (62,137)
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,357,061            293,845          1,277,436            (50,538)
NET ASSETS
     Beginning of period                                         957,319            728,089            774,419            354,909
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $     2,314,380    $     1,021,934    $     2,051,855    $       304,371
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)



                                                             PHOENIX-                                               PHOENIX-
                                                             ENGEMANN          PHOENIX-           PHOENIX-       GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY     SECTOR FIXED
                                                            ALLOCATION          EQUITY             MARKET            INCOME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        20,047    $        (2,979)   $       (12,108)  $       130,205
         Net realized gain (loss)                                 73,471               (479)                 -               469
         Net change in unrealized appreciation
            (depreciation) on investment                          40,598            235,073                  -            41,570
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      134,116            231,615            (12,108)          172,244
                                                        -----------------  -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    168,967            171,151            447,352           270,229
         Participant transfers                                  (138,613)         1,652,523 (d)       (146,431)        2,169,355 (a)
         Participant withdrawals                                (135,873)           (57,529)           (54,448)          (88,728)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                       (105,519)         1,766,145            246,473         2,350,856
                                                        -----------------  -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           28,597          1,997,760            234,365         2,523,100
NET ASSETS
     Beginning of period                                       2,082,765            478,943            785,196         1,313,292
                                                        -----------------  -----------------  ----------------- -----------------
     End of period                                       $     2,111,362    $     2,476,703    $     1,019,561   $     3,836,392
                                                        =================  =================  ================= =================

                                                             PHOENIX-
                                                          GOODWIN MULTI-                       PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SECTOR SHORT     PHOENIX-KAYNE        SMALL-CAP       INTERNATIONAL
                                                            TERM BOND      RISING DIVIDENDS    QUALITY VALUE     EQUITY SELECT
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        98,393    $        (1,826)   $          (950)  $        (1,772)
         Net realized gain (loss)                                  5,885               (655)             3,939             9,599
         Net change in unrealized appreciation
            (depreciation) on investment                          53,196             31,329             36,387           168,527
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      157,474             28,848             39,376           176,354
                                                        -----------------  -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  2,421,938            621,352             33,594           339,143
         Participant transfers                                   706,180            189,310             68,256           854,630
         Participant withdrawals                                (110,655)            (7,667)           (25,052)          (30,670)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      3,017,463            802,995             76,798         1,163,103
                                                        -----------------  -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        3,174,937            831,843            116,174         1,339,457
NET ASSETS
     Beginning of period                                       1,644,548            504,948            134,314           454,170
                                                        -----------------  -----------------  ----------------- -----------------
     End of period                                       $     4,819,485    $     1,336,791    $       250,488   $     1,793,627
                                                        =================  =================  ================= =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)



                                                                             PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE              VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (12,015)   $        42,284    $       (11,535)   $        (8,940)
         Net realized gain (loss)                                 62,265             20,942              9,760              7,844
         Net change in unrealized appreciation
            (depreciation) on investment                          12,514             17,055            214,726            188,192
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       62,764             80,281            212,951            187,096
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    485,490            134,897            346,627            322,992
         Participant transfers                                    92,795            245,775            986,926            179,017
         Participant withdrawals                                 (17,704)           (18,557)           (71,542)           (51,655)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        560,581            362,115          1,262,011            450,354
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          623,345            442,396          1,474,962            637,450
NET ASSETS
     Beginning of period                                         276,506            981,631            961,145            564,643
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       899,851    $     1,424,027    $     2,436,107    $     1,202,093
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN-MID     BERNSTEIN-SMALL
                                                         NORTHERN DOW 30       INDEX(R)          CAP VALUE          CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           797    $       (10,147)   $       (23,997)   $       (19,126)
         Net realized gain (loss)                                  1,218             (2,504)           132,489            122,098
         Net change in unrealized appreciation
            (depreciation) on investment                          28,311             88,693            177,123            131,844
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       30,326             76,042            285,615            234,816
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     95,290            143,126            209,950            249,331
         Participant transfers                                   251,441             82,013            206,934             91,267
         Participant withdrawals                                 (14,297)           (31,473)           (71,530)          (116,316)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        332,434            193,666            345,354            224,282
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          362,760            269,708            630,969            459,098
NET ASSETS
     Beginning of period                                         617,566            777,412          1,299,974          1,005,418
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       980,326    $     1,047,120    $     1,930,943    $     1,464,516
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         PHOENIX-SENECA    PHOENIX-SENECA    AIM V.I. CAPITAL  AIM V.I. MID-CAP
                                                         MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION      CORE EQUITY
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        ----------------- -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (6,182)  $        (2,307)   $       (17,353)  $           134
         Net realized gain (loss)                                  2,293                 3            (72,517)           27,751
         Net change in unrealized appreciation
            (depreciation) on investment                          23,434             7,771            104,846           (15,948)
                                                        ----------------- -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       19,545             5,467             14,976            11,937
                                                        ----------------- -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     41,294            36,271            115,991               613
         Participant transfers                                    48,437            15,985            856,513           634,650 (f)
         Participant withdrawals                                 (44,308)           (1,801)           (19,625)             (901)
                                                        ----------------- -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         45,423            50,455            952,879           634,362
                                                        ----------------- -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           64,968            55,922            967,855           646,299
NET ASSETS
     Beginning of period                                         330,995           104,271            360,353                 -
                                                        ----------------- -----------------  ----------------- -----------------
     End of period                                       $       395,963   $       160,193    $     1,328,208   $       646,299
                                                        ================= =================  ================= =================

                                                                                               FEDERATED FUND  FEDERATED HIGH
                                                                          ALGER AMERICAN        FOR U.S.        INCOME BOND
                                                            AIM V.I.         LEVERAGED          GOVERNMENT        FUND II --
                                                         PREMIER EQUITY        ALLCAP          SECURITIES II    PRIMARY SHARES
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                        ----------------- -----------------  ----------------- -----------------

INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (1,980)   $       (8,026)   $       134,777   $       107,149
         Net realized gain (loss)                                     31             3,080             26,587           (29,131)
         Net change in unrealized appreciation
            (depreciation) on investment                          16,146            31,504            (66,621)           41,505
                                                        ----------------- -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       14,197            26,558             94,743           119,523
                                                        ----------------- -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     66,790            30,598          1,008,544           191,868
         Participant transfers                                   149,006           (35,273)           555,934          (169,518)
         Participant withdrawals                                 (11,560)          (37,997)          (226,854)          (49,176)
                                                        ----------------- -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        204,236           (42,672)         1,337,624           (26,826)
                                                        ----------------- -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          218,433           (16,114)         1,432,367            92,697
NET ASSETS
     Beginning of period                                         126,622           450,091          4,529,947         1,640,096
                                                        ----------------- -----------------  ----------------- -----------------
     End of period                                       $       345,055    $      433,977    $     5,962,314   $     1,732,793
                                                        ================= =================  ================= =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                              VIP GROWTH                             MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (33,010)   $          (897)   $       (10,193)   $       (21,280)
         Net realized gain (loss)                                 11,402                545               (763)             9,801
         Net change in unrealized appreciation
            (depreciation) on investment                         336,760              4,416             16,311            278,446
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      315,152              4,064              5,355            266,967
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    471,574              2,950            194,617            555,452
         Participant transfers                                   473,502             25,552            380,209             77,092
         Participant withdrawals                                (172,153)            (9,648)           (23,314)          (137,519)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        772,923             18,854            551,512            495,025
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,088,075             22,918            556,867            761,992
NET ASSETS
     Beginning of period                                       1,920,710             53,499            326,137          2,092,138
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $     3,008,785    $        76,417    $       883,004    $     2,854,130
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON
                                                            FOREIGN             GROWTH         RYDEX VARIABLE       RYDEX VARIABLE
                                                           SECURITIES         SECURITIES         TRUST JUNO           TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (4,264)   $       (10,803)   $       (54,968)   $       (18,169)
         Net realized gain (loss)                                    420              4,480             30,361             (1,270)
         Net change in unrealized appreciation
            (depreciation) on investment                         134,707            318,120           (410,700)           138,494
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      130,863            311,797           (435,307)           119,055
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    256,454            373,334            986,025            348,114
         Participant transfers                                   347,701            181,478            770,812           (102,039)
         Participant withdrawals                                 (53,158)          (149,255)           (35,939)           (21,013)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        550,997            405,557          1,720,898            225,062
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          681,860            717,354          1,285,591            344,117
NET ASSETS
     Beginning of period                                         419,280          1,981,283          2,355,194            821,538
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $     1,101,140    $     2,698,637    $     3,640,785    $     1,165,655
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR       EAFE(R) EQUITY       SCUDDER VIT
                                                           ROTATION              INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (1,871)   $         3,993    $       (29,296)   $        (2,485)
         Net realized gain (loss)                                  1,181              3,053               (912)            (8,555)
         Net change in unrealized appreciation
            (depreciation) on investment                          13,544            143,990            475,406             (2,256)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       12,854            151,036            445,198            (13,296)
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     21,152            308,022          3,190,052             18,719
         Participant transfers                                    78,362            317,402          1,578,758            (15,574)
         Participant withdrawals                                  (7,519)           (13,232)          (125,446)           (14,244)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         91,995            612,192          4,643,364            (11,099)
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          104,849            763,228          5,088,562            (24,395)
NET ASSETS
     Beginning of period                                          41,424            455,270          1,667,344            134,673
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       146,273    $     1,218,498    $     6,755,906    $       110,278
                                                        =================  =================  =================  =================


                                                             WANGER              WANGER                              WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL                            SMALLER
                                                             SELECT            SMALL CAP        WANGER SELECT        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (2,030)   $       (16,024)   $       (10,781)   $       (33,607)
         Net realized gain (loss)                                     67              2,709                537             10,623
         Net change in unrealized appreciation
            (depreciation) on investment                          38,206            416,970            120,948            351,761
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       36,243            403,655            110,704            328,777
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    102,219            210,256            142,055            278,404
         Participant transfers                                   111,936             41,358            138,859             64,127
         Participant withdrawals                                 (10,720)           (41,603)           (16,078)           (75,360)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        203,435            210,011            264,836            267,171
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          239,678            613,666            375,540            595,948
NET ASSETS
     Beginning of period                                          91,068          1,303,749            467,736          1,842,064
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       330,746    $     1,917,415    $       843,276    $     2,438,012
                                                        =================  =================  =================  =================




Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      PHOENIX-                             PHOENIX-ALLIANCE/     PHOENIX-ALLIANCE/
                                                      ABERDEEN           PHOENIX-AIM           BERNSTEIN             BERNSTEIN
                                                   INTERNATIONAL        MID-CAP EQUITY      ENHANCED INDEX        GROWTH + VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------      --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             158      $       (3,667)    $            (279)    $          (1,403)
   Net realized gain (loss)                                 26,369                 (89)               (1,343)               (1,114)
   Net change in unrealized appreciation
      (depreciation) on investments                         56,606              60,647                15,193                41,433
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            83,133              56,891                13,571                38,916
                                                 -----------------      --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      8,014              34,635                19,155               160,951
   Participant transfers                                    92,506 +           153,142                27,614               169,766
   Participant withdrawals                                  (4,967)             (4,439)                  (45)              (35,609)
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               95,553             183,338                46,724               295,108
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets                   178,686             240,229                60,295               334,024
NET ASSETS
   Beginning of period                                      49,779              87,184                43,445                63,697
                                                 -----------------      --------------     -----------------     -----------------
   End of period                                 $         228,465      $      327,413     $         103,740     $         397,721
                                                 =================      ==============     =================     =================

                                                                                                PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-          ENGEMANN SMALL           PHOENIX-
                                                    PHELPS REAL            ENGEMANN            & MID-CAP           GOODWIN MONEY
                                                 ESTATE SECURITIES      CAPITAL GROWTH          GROWTH                 MARKET
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------      --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           9,484      $       (3,511)    $          (2,401)    $         (12,383)
   Net realized gain (loss)                                 26,397                 105                   104                     -
   Net change in unrealized appreciation
      (depreciation) on investments                        105,840              55,172                47,101                     -
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                           141,721              51,766                44,804               (12,383)
                                                 -----------------      --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    267,310             402,771               155,568             1,096,052
   Participant transfers                                   434,433             184,474               127,555            (1,845,581)
   Participant withdrawals                                 (11,260)             (6,665)              (11,529)              (41,564)
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              690,483             580,580               271,594              (791,093)
                                                 -----------------      --------------     -----------------     -----------------
   Net increase (decrease) in net assets                   832,204             632,346               316,398              (803,476)
NET ASSETS
   Beginning of period                                     125,115              95,743                38,511             1,588,672
                                                 -----------------      --------------     -----------------     -----------------
   End of period                                 $         957,319      $      728,089     $         354,909     $         785,196
                                                 =================      ==============     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-            PHOENIX-
                                                   GOODWIN MULTI-      GOODWIN MULTI-
                                                    SECTOR FIXED        SECTOR SHORT        PHOENIX-JANUS        PHOENIX-KAYNE
                                                       INCOME             TERM BOND        FLEXIBLE INCOME      RISING DIVIDENDS
                                                     SUBACCOUNT         SUBACCOUNT(1)         SUBACCOUNT           SUBACCOUNT
                                                 -----------------     --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          40,499     $       18,299     $          19,295     $          (1,952)
   Net realized gain (loss)                                    971                138                26,796                 3,370
   Net change in unrealized appreciation
      (depreciation) on investments                         45,466             14,111               (13,519)               52,808
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            86,936             32,548                32,572                54,226
                                                 -----------------     --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    582,491            574,685               459,244                84,641
   Participant transfers                                   526,601          1,044,694               605,389               359,926
   Participant withdrawals                                 (48,590)            (7,379)              (13,025)               (5,520)
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,060,502          1,612,000             1,051,608               439,047
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets                 1,147,438          1,644,548             1,084,180               493,273
NET ASSETS
   Beginning of period                                     165,854                  -               243,886                11,675
                                                 -----------------     --------------     -----------------     -----------------
   End of period                                 $       1,313,292     $    1,644,548     $       1,328,066     $         504,948
                                                 =================     ==============     =================     =================

                                                   PHOENIX-KAYNE       PHOENIX-LAZARD
                                                     SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD         PHOENIX-LAZARD
                                                   QUALITY VALUE       EQUITY SELECT       SMALL-CAP VALUE        U.S. MULTI-CAP
                                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     --------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (333)    $         (528)    $          (1,766)    $            (622)
   Net realized gain (loss)                                    135                502                 2,542                 2,270
   Net change in unrealized appreciation
      (depreciation) on investments                         18,564             60,297                43,592                15,327
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            18,366             60,271                44,368                16,975
                                                 -----------------     --------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     49,726            220,334                95,381                11,723
   Participant transfers                                    63,743            176,118               130,671                77,816
   Participant withdrawals                                    (796)            (5,884)                 (384)                  -
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              112,673            390,568               225,668                89,539
                                                 -----------------     --------------     -----------------     -----------------
   Net increase (decrease) in net assets                   131,039            450,839               270,036               106,514
NET ASSETS
   Beginning of period                                       3,275              3,331                 6,470                12,084
                                                 -----------------     --------------     -----------------     -----------------
   End of period                                 $         134,314     $      454,170     $         276,506     $         118,598
                                                 =================     ==============     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                    ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                     DEBENTURE            VALUE              VALUE               STOCK
                                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                  $          26,660   $         (2,880)  $          (1,940)  $         (5,118)
   Net realized gain (loss)                                 10,184              1,740               2,917               (230)
   Net change in unrealized appreciation
      (depreciation) on investments                         52,926            120,406              75,209             65,294
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) resulting from
      operations                                            89,770            119,266              76,186             59,946
                                                 -----------------   ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    253,416            405,376             114,025            126,598
   Participant transfers                                   646,632            403,510             347,499            306,996 ++
   Participant withdrawals                                 (34,031)            (9,449)             (1,655)            (8,566)
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              866,017            799,437             459,869            425,028
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                   955,787            918,703             536,055            484,974
NET ASSETS
   Beginning of period                                      25,844             42,442              28,588             67,767
                                                 -----------------   ----------------   -----------------   ----------------
   End of period                                 $         981,631   $        961,145   $         564,643   $        552,741
                                                 =================   ================   =================   ================

                                                                                                                PHOENIX-
                                                                                                                NORTHERN
                                                    PHOENIX-MFS        PHOENIX-MFS          PHOENIX-           NASDAQ-100
                                                  INVESTORS TRUST         VALUE          NORTHERN DOW 30        INDEX(R)
                                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (438)  $          1,751   $             647   $         (5,709)
   Net realized gain (loss)                                      7                297             (10,542)            (1,480)
   Net change in unrealized appreciation
      (depreciation) on investments                         16,356            117,882              75,709            119,305
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) resulting from
      operations                                            15,925            119,930              65,814            112,116
                                                 -----------------   ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     56,899            223,242             193,410            134,998
   Participant transfers                                    75,745            323,807             322,744            439,413
   Participant withdrawals                                    (505)            (5,442)            (33,872)            (3,774)
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              132,139            541,607             482,282            570,637
                                                 -----------------   ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                   148,064            661,537             548,096            682,753
NET ASSETS
   Beginning of period                                      18,087            113,329              69,470             94,659
                                                 -----------------   ----------------   -----------------   ----------------
   End of period                                 $         166,151   $        774,866   $         617,566   $        777,412
                                                 =================   ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                          PHOENIX-
                                                      PHOENIX-            OAKHURST              PHOENIX-          PHOENIX-SANFORD
                                                  OAKHURST GROWTH         STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION             EQUITY                VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     ----------------     -----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,861)    $         15,957     $          (2,076)    $          1,195
   Net realized gain (loss)                                    238               15,041                  (114)                (203)
   Net change in unrealized appreciation
      (depreciation) on investments                        119,340              202,508                62,221               22,659
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) resulting from
      operations                                           117,717              233,506                60,031               23,651
                                                 -----------------     ----------------     -----------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    230,081              437,574                63,600               74,587
   Participant transfers                                   276,811            1,048,937               217,925               87,581
   Participant withdrawals                                 (22,952)             (10,447)               (4,161)              (3,326)
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              483,940            1,476,064               277,364              158,842
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets                   601,657            1,709,570               337,395              182,493
NET ASSETS
   Beginning of period                                     172,762              373,195               141,548               19,114
                                                 -----------------     ----------------     -----------------     ----------------
   End of period                                 $         774,419     $      2,082,765     $         478,943     $        201,607
                                                 =================     ================     =================     ================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-       PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE            CAP VALUE           MID-CAP GROWTH      STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     ----------------     -----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (10,811)    $        (11,571)    $          (3,696)    $           (671)
   Net realized gain (loss)                                 39,979               20,301                   474                1,330
   Net change in unrealized appreciation)
      (depreciation on investments                         259,177              258,908                52,538                9,686
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) resulting from
      operations                                           288,345              267,638                49,316               10,345
                                                 -----------------     ----------------     -----------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    237,966               67,536               170,863               51,251
   Participant transfers                                   432,923              269,178                47,218               37,679
   Participant withdrawals                                 (19,601)             (39,413)              (10,379)                (853)
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              651,288              297,301               207,702               88,077
                                                 -----------------     ----------------     -----------------     ----------------
   Net increase (decrease) in net assets                   939,633              564,939               257,018               98,422
NET ASSETS
   Beginning of period                                     360,341              440,479                73,977                5,849
                                                 -----------------     ----------------     -----------------     ----------------
   End of period                                 $       1,299,974     $      1,005,418     $         330,995     $        104,271
                                                 =================     ================     =================     ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH                                                  ALGER AMERICAN
                                                     SMALL-CAP         AIM V.I. CAPITAL     AIM V.I. PREMIER          LEVERAGED
                                                      GROWTH             APPRECIATION            EQUITY                ALLCAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,460)    $         (2,835)    $            (842)    $          (4,180)
   Net realized gain (loss)                                 14,071                 (644)                   59                 1,921
   Net change in unrealized appreciation
      (depreciation) on investments                         13,616               48,892                16,206                63,249
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            26,227               45,413                15,423                60,990
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    109,393              197,166                14,129               142,241
   Participant transfers                                   127,465              104,408                54,671               166,123
   Participant withdrawals                                  (1,142)              (5,264)               (2,724)               (2,443)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              235,716              296,310                66,076               305,921
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                   261,943              341,723                81,499               366,911
NET ASSETS
   Beginning of period                                       3,330               18,630                45,123                83,180
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $         265,273     $        360,353     $         126,622     $         450,091
                                                 =================     ================     =================     =================

                                                   FEDERATED FUND       FEDERATED HIGH
                                                      FOR U.S.            INCOME BOND
                                                     GOVERNMENT           FUND II --                                 VIP GROWTH
                                                   SECURITIES II        PRIMARY SHARES      VIP CONTRAFUND(R)       OPPORTUNITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          33,251     $         10,747     $         (14,971)    $            (467)
   Net realized gain (loss)                                 12,448               (4,897)                 (783)                 (373)
   Net change in unrealized appreciation
      (depreciation) on investments                        (28,118)             135,615               288,484                11,236
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            17,581              141,465               272,730                10,396
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    990,593              744,559               598,429                 1,479
   Participant transfers                                 2,602,862              633,106               776,485                19,289
   Participant withdrawals                                (346,642)             (39,623)              (35,346)                 (702)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            3,246,813            1,338,042             1,339,568                20,066
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                 3,264,394            1,479,507             1,612,298                30,462
NET ASSETS
   Beginning of period                                   1,265,553              160,589               308,412                23,037
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $       4,529,947     $      1,640,096     $       1,920,710     $          53,499
                                                 =================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                TEMPLETON            TEMPLETON
                                                                         MUTUAL SHARES           FOREIGN              GROWTH
                                                     VIP GROWTH           SECURITIES            SECURITIES           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (2,685)    $         (7,279)    $            (487)    $            (529)
   Net realized gain (loss)                                   (109)                (177)               18,941                (2,472)
   Net change in unrealized appreciation
      (depreciation) on investments                         49,167              316,968                71,251               412,600
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                            46,373              309,512                89,705               409,599
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    143,239              807,779                97,412             1,044,685
   Participant transfers                                    82,768              631,571               135,710               186,679
   Participant withdrawals                                  (5,855)             (11,972)               (3,079)               (6,474)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              220,152            1,427,378               230,043             1,224,890
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                   266,525            1,736,890               319,748             1,634,489
NET ASSETS
   Beginning of period                                      59,612              355,248                99,532               346,794
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $         326,137     $      2,092,138     $         419,280     $       1,981,283
                                                 =================     ================     =================     =================

                                                                                             RYDEX VARIABLE         SCUDDER VIT
                                                   RYDEX VARIABLE       RYDEX VARIABLE        TRUST SECTOR         EAFE(R) EQUITY
                                                     TRUST JUNO           TRUST NOVA            ROTATION               INDEX
                                                    SUBACCOUNT(2)        SUBACCOUNT(1)        SUBACCOUNT(2)          SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (11,744)    $         (2,245)    $            (193)    $             752
   Net realized gain (loss)                                  1,789                  553                     1                   659
   Net change in unrealized appreciation
      (depreciation) on investments                        (63,909)              68,951                 2,743                77,363
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                           (73,864)              67,259                 2,551                78,774
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  1,253,469              528,946                 2,342               126,301
   Participant transfers                                 1,176,805              227,480                36,767               239,076
   Participant withdrawals                                  (1,216)              (2,147)                 (236)               (5,542)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            2,429,058              754,279                38,873               359,835
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                 2,355,194              821,538                41,424               438,609
NET ASSETS
   Beginning of period                                           -                    -                     -                16,661
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $       2,355,194     $        821,538     $          41,424     $         455,270
                                                 =================     ================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                       WANGER
                                                    SCUDDER VIT                              WANGER FOREIGN         INTERNATIONAL
                                                 EQUITY 500 INDEX         TECHNOLOGY             FORTY                SMALL CAP
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                 -----------------     ----------------     -----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (5,665)    $           (864)    $            (539)    $         (11,376)
   Net realized gain (loss)                                 (4,071)                   3                    98                 5,578
   Net change in unrealized appreciation
      (depreciation) on investments                        172,800               14,387                16,529               382,044
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) resulting from
      operations                                           163,064               13,526                16,088               376,246
                                                 -----------------     ----------------     -----------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    513,166               51,657                43,566               695,374
   Participant transfers                                   731,726               63,568                19,992               127,243
   Participant withdrawals                                 (21,557)                (100)                 (944)              (10,687)
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,223,335              115,125                62,614               811,930
                                                 -----------------     ----------------     -----------------     -----------------
   Net increase (decrease) in net assets                 1,386,399              128,651                78,702             1,188,176
NET ASSETS
   Beginning of period                                     280,945                6,022                12,366               115,573
                                                 -----------------     ----------------     -----------------     -----------------
   End of period                                 $       1,667,344     $        134,673     $          91,068     $       1,303,749
                                                 =================     ================     =================     =================

                                                                          WANGER U.S.
                                                                           SMALLER
                                                   WANGER TWENTY          COMPANIES
                                                     SUBACCOUNT           SUBACCOUNT
                                                 -----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (4,026)    $        (17,971)
   Net realized gain (loss)                                    755                  886
   Net change in unrealized appreciation
      (depreciation) on investments                         56,402              443,373
                                                 -----------------     ----------------
   Net increase (decrease) resulting from
      operations                                            53,131              426,288
                                                 -----------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     85,338              799,761
   Participant transfers                                   267,018              420,646
   Participant withdrawals                                  (1,710)             (17,539)
                                                 -----------------     ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              350,646            1,202,868
                                                 -----------------     ----------------
   Net increase (decrease) in net assets                   403,777            1,629,156
NET ASSETS
   Beginning of period                                      63,959              212,908
                                                 -----------------     ----------------
   End of period                                 $         467,736     $      1,842,064
                                                 =================     ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 4, 2003 to December 31, 2003.
(2) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Investor's Edge(R) (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                             INVESTMENT OBJECTIVE
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-------------------------------------------------------- ---------------------------------------------------------------

Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)     current income
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal
                                                          emphasis
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation
                                                          with income as a secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation          with prudent investment risk
Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)          secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-------------------------------------------------------- ---------------------------------------------------------------
                                                          To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series       changes in the series' net asset value per share caused
                                                          by interest rate changes
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a
                                                          secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a
                                                          secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to
                                                          produce a high total return
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial
                                                          Average(SM) before series expenses
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a
                                                          secondary investment objective
-------------------------------------------------------- ---------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                             INVESTMENT OBJECTIVE
-------------------------------------------------------- ---------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series         small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary
                                                          objective
-------------------------------------------------------- ---------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified
                                                          portfolio or U.S. government securities
-------------------------------------------------------- ---------------------------------------------------------------
                                                          High current income by investing primarily in a
Federated High Income Bond Fund II                        professionally managed, diversified portfolio of fixed income securities
-------------------------------------------------------- ---------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-------------------------------------------------------- ---------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-------------------------------------------------------- ---------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-------------------------------------------------------- ---------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-------------------------------------------------------- ---------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                            instruments or futures contract on a specified debt instrument.
                                                          The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
-------------------------------------------------------- ---------------------------------------------------------------
                                                          To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                            specific benchmark on a daily basis. The Fund's current
                                                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                          (the "underlying index").
-------------------------------------------------------- ---------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                     International EAFE(R) Index which emphasizes stocks of
                                                          companies in major markets in Europe, Australasia and the Far
                                                          East
-------------------------------------------------------- ---------------------------------------------------------------
                                                          Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                         Stock Price Index which emphasizes stocks of large U.S.
                                                          companies
-------------------------------------------------------- ---------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-------------------------------------------------------- ---------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-------------------------------------------------------- ---------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-------------------------------------------------------- ---------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-------------------------------------------------------- ---------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                            $         1,511,451                $           1,251,404
      Phoenix-AIM Growth Series                                                    415,220                               66,731
      Phoenix-Alger Small-Cap Growth Series                                        403,871                              164,838
      Phoenix-Alliance/Bernstein Enhanced Index Series                              42,077                               37,831
      Phoenix-Duff & Phelps Real Estate Securities Series                        1,528,466                              449,997
      Phoenix-Engemann Capital Growth Series                                     1,116,720                              856,477
      Phoenix-Engemann Growth and Income Series                                  1,343,307                              214,632
      Phoenix-Engemann Small-Cap Growth Series                                     157,068                              225,742
      Phoenix-Engemann Strategic Allocation Series                                 905,653                              937,322
      Phoenix-Engemann Value Equity Series                                       1,842,957                               77,067
      Phoenix-Goodwin Money Market Series                                        4,406,672                            4,172,302
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           2,959,260                              474,704
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        4,166,055                            1,045,965
      Phoenix-Kayne Rising Dividends Series                                      1,219,629                              417,314
      Phoenix-Kayne Small-Cap Quality Value Series                                 140,520                               62,276
      Phoenix-Lazard International Equity Select Series                          1,242,807                               69,918
      Phoenix-Lazard Small-Cap Value Series                                        863,573                              241,931
      Phoenix-Lord Abbett Bond-Debenture Series                                    672,840                              249,524
      Phoenix-Lord Abbett Large-Cap Value Series                                 1,410,251                              148,451
      Phoenix-Lord Abbett Mid-Cap Value Series                                     569,192                              119,876
      Phoenix-Northern Dow 30 Series                                               391,384                               57,635
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  442,089                              258,175
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               630,699                              176,155
      Phoenix-Sanford Bernstein Small-Cap Value Series                             515,055                              191,647
      Phoenix-Seneca Mid-Cap Growth Series                                         142,027                              102,731
      Phoenix-Seneca Strategic Theme Series                                         52,066                                3,849

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $          1,885,475                 $            948,665
      AIM V.I. Mid-Cap Core Equity Fund                                            663,878                                  844
      AIM V.I. Premier Equity Fund                                                 227,450                               24,936

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    100,180                              150,893

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           2,713,440                            1,213,621
      Federated High Income Bond Fund II -- Primary Shares                       1,329,116                            1,248,908

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                1,145,240                              404,024
      VIP Growth Opportunities Portfolio                                            33,561                               15,575
      VIP Growth Portfolio                                                         590,688                               48,656

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                860,011                              385,267
      Templeton Foreign Securities Fund                                            612,473                               64,860
      Templeton Growth Securities Fund                                             655,091                              259,593

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                             2,526,539                              823,541
      Rydex Variable Trust Nova Fund                                               607,956                              400,300
      Rydex Variable Trust Sector Rotation Fund                                    126,032                               35,770

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------

      Scudder VIT EAFE(R) Equity Index Fund                                        730,120                              113,063
      Scudder VIT Equity 500 Index Fund                                          5,184,211                              562,654

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                         102,338                              115,950

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                  219,818                               18,159
      Wanger International Small Cap                                               407,792                              213,079
      Wanger Select                                                                326,589                               71,521
      Wanger U.S. Smaller Companies                                                611,375                              377,192

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:


                                                                                                    PERIOD ENDED
                                                                                                    DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------

THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(5)
     Accumulation units outstanding                                                 217,235           102,733           29,031
     Unit value                                                                   $2.641769         $2.223879        $1.714738
     Net assets (thousands)                                                            $574              $228              $50
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          4.01%             1.83%            1.08% *
     Total return                                                                    18.79%            29.69%         (17.99%)


     PHOENIX-AIM GROWTH SERIES(8)
     Accumulation units outstanding                                                 539,217           325,495           47,422
     Unit value                                                                   $1.740436         $1.698157        $1.429027
     Net assets (thousands)                                                            $938              $553              $68
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.12%                 -                - *
     Total return                                                                     2.49%            18.83%         (28.26%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(15)
     Accumulation units outstanding                                                 163,087            87,745            1,661
     Unit value                                                                   $3.036421         $3.023220        $2.004023
     Net assets (thousands)                                                            $495              $265               $3
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     0.44%            50.86%          (2.07%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
     Accumulation units outstanding                                                  56,545            54,819           28,501
     Unit value                                                                   $2.044290         $1.892425        $1.524319
     Net assets (thousands)                                                            $116              $104              $43
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.56%             1.24%            1.37% *
     Total return                                                                     8.02%            24.15%         (23.59%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(7)
     Accumulation units outstanding                                                 570,101           312,387           55,520
     Unit value                                                                   $4.059598         $3.064533        $2.253516
     Net assets (thousands)                                                          $2,314              $957             $125
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          2.64%             4.07%            4.70% *
     Total return                                                                    32.47%            35.99%            3.58%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
     Accumulation units outstanding                                                 533,065           392,090           64,142
     Unit value                                                                   $1.917091         $1.856944        $1.492679
     Net assets (thousands)                                                          $1,022              $728              $96
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.47%             0.06%                - *
     Total return                                                                     3.24%            24.40%         (23.13%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(1)
     Accumulation units outstanding                                                 972,087           398,637          111,485
     Unit value                                                                   $2.110772         $1.942663        $1.549637
     Net assets (thousands)                                                          $2,052              $774             $173
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.56%             1.28%            1.43% *
     Total return                                                                     8.65%            25.36%         (21.66%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(5)
     Accumulation units outstanding                                                 132,766           167,016           26,099
     Unit value                                                                   $2.292546         $2.124994        $1.475597
     Net assets (thousands)                                                            $304              $355              $39
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     7.88%            44.01%         (27.08%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(11)
     Accumulation units outstanding                                                 962,562         1,003,524          211,994
     Unit value                                                                   $2.193482         $2.075452        $1.760403
     Net assets (thousands)                                                          $2,111            $2,083             $373
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          2.52%             2.92%            3.33% *
     Total return                                                                     5.69%            17.90%         (11.18%)


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(4)
     Accumulation units outstanding                                               1,156,965           248,463           89,464
     Unit value                                                                   $2.140690         $1.927629        $1.582186
     Net assets (thousands)                                                          $2,477              $479             $142
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.39%             0.93%            1.84% *
     Total return                                                                    11.05%            21.83%         (21.23%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS



NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(2)
     Accumulation units outstanding                                                 520,594           397,437          796,274
     Unit value                                                                   $1.958459         $1.975652        $1.995133
     Net assets (thousands)                                                          $1,020              $785           $1,589
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.78%             0.67%            1.34% *
     Total return                                                                   (0.87%)           (0.98%)          (0.24%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(13)
     Accumulation units outstanding                                               1,501,290           540,008           76,848
     Unit value                                                                   $2.555397         $2.431984        $2.158202
     Net assets (thousands)                                                          $3,836            $1,313             $166
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          6.48%             7.55%            4.62% *
     Total return                                                                     5.07%            12.69%            6.30%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(18)
     Accumulation units outstanding                                               4,562,183         1,612,758                -
     Unit value                                                                   $1.056399         $1.019712                -
     Net assets (thousands)                                                          $4,819            $1,645                -
     Mortality and expense ratio                                                     1.650%             1.65% *              -
     Investment income ratio                                                          4.55%             6.91% *              -
     Total return                                                                     3.60%             1.50%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(17)
     Accumulation units outstanding                                                 574,621           224,694            6,085
     Unit value                                                                   $2.326388         $2.247277        $1.918586
     Net assets (thousands)                                                          $1,337              $505              $12
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.52%             0.95%            1.42% *
     Total return                                                                     3.52%            17.13%          (4.90%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
     Accumulation units outstanding                                                  85,343            56,568            1,632
     Unit value                                                                   $2.935074         $2.374413        $2.007166
     Net assets (thousands)                                                            $250              $134               $3
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.10%             1.27%            7.92% *
     Total return                                                                    23.61%            18.30%            1.35%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                               PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(15)
     Accumulation units outstanding                                                 647,783           186,902            1,750
     Unit value                                                                   $2.768872         $2.430000        $1.903267
     Net assets (thousands)                                                          $1,794              $454               $3
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.53%             1.39%                - *
     Total return                                                                    13.95%            27.68%            5.48%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(16)
     Accumulation units outstanding                                                 300,967           104,025            3,326
     Unit value                                                                   $2.989873         $2.658077        $1.945093
     Net assets (thousands)                                                            $900              $277               $6
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -             0.18%            0.68% *
     Total return                                                                    12.48%            36.66%            8.44%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
     Accumulation units outstanding                                                 545,521           401,004           12,227
     Unit value                                                                   $2.610398         $2.447932        $2.113668
     Net assets (thousands)                                                          $1,424              $982              $26
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          5.45%             6.00%           10.48% *
     Total return                                                                     6.64%            15.81%            5.13%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                 870,453           380,490           21,522
     Unit value                                                                   $2.798667         $2.526081        $1.972097
     Net assets (thousands)                                                          $2,436              $961              $42
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.02%             0.96%            1.51% *
     Total return                                                                    10.79%            28.09%            5.97%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                 404,259           232,025           14,381
     Unit value                                                                   $2.973573         $2.433543        $1.987970
     Net assets (thousands)                                                          $1,202              $565              $29
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.59%             0.93%            2.29% *
     Total return                                                                    22.19%            22.41%            3.34%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(10)
     Accumulation units outstanding                                                 445,940           289,195           40,764
     Unit value                                                                   $2.198339         $2.135471        $1.704252
     Net assets (thousands)                                                            $980              $618              $69
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.77%             1.94%            2.61% *
     Total return                                                                     2.94%            25.30%         (19.52%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(6)
     Accumulation units outstanding                                                 535,217           430,039           76,656
     Unit value                                                                   $1.956441         $1.807773        $1.234848
     Net assets (thousands)                                                          $1,047              $777              $95
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.61%                 -                - *
     Total return                                                                     8.22%            46.40%         (34.23%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 614,596           489,986          188,315
     Unit value                                                                   $3.141811         $2.653091        $1.913504
     Net assets (thousands)                                                          $1,931            $1,300             $360
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.18%             0.27%            1.56% *
     Total return                                                                    18.42%            38.65%         (12.03%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 447,930           371,019          229,987
     Unit value                                                                   $3.269517         $2.709882        $1.915233
     Net assets (thousands)                                                          $1,465            $1,005             $440
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -            1.04% *
     Total return                                                                    20.65%            41.49%         (11.06%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                 219,498           192,587           54,540
     Unit value                                                                   $1.803950         $1.718680        $1.356396
     Net assets (thousands)                                                            $396              $331              $74
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.96%            26.71%         (31.89%)

            PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES(14)
     Accumulation units outstanding                                                  87,036            58,747            4,448
     Unit value                                                                   $1.840530         $1.774914        $1.314767
     Net assets (thousands)                                                            $160              $104               $6
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     3.70%            35.00%         (12.17%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                 650,708           185,133           12,192
     Unit value                                                                   $2.041174         $1.946453        $1.528006
     Net assets (thousands)                                                          $1,328              $360              $19
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.87%            27.39%         (22.92%)


     AIM V.I. MID-CAP CORE EQUITY FUND(20)
     Accumulation units outstanding                                                 636,034                 -                -
     Unit value                                                                   $1.016140                 -                -
     Net assets (thousands)                                                            $646                 -                -
     Mortality and expense ratio                                                     1.650% *               -                -
     Investment income ratio                                                          1.96% *               -                -
     Total return                                                                     1.85%                 -                -


     AIM V.I. PREMIER EQUITY FUND(9)
     Accumulation units outstanding                                                 193,109            73,717           32,316
     Unit value                                                                   $1.786845         $1.717667        $1.396276
     Net assets (thousands)                                                            $345              $127              $45
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.70%             0.48%            1.02% *
     Total return                                                                     4.03%            23.02%         (27.68%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(10)
     Accumulation units outstanding                                                 230,853           254,754           62,384
     Unit value                                                                   $1.879886         $1.766764        $1.333355
     Net assets (thousands)                                                            $434              $450              $83
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -            0.01% *
     Total return                                                                     6.40%            32.51%         (31.63%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                                ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                      -------------    --------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                               2,734,328         2,116,919          595,416
     Unit value                                                                   $2.180541         $2.139878        $2.125494
     Net assets (thousands)                                                          $5,962            $4,530           $1,266
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          4.24%             2.61%            0.60% *
     Total return                                                                     1.90%             0.68%            6.17%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
     Accumulation units outstanding                                                 668,812           687,713           80,940
     Unit value                                                                   $2.590851         $2.384855        $1.984057
     Net assets (thousands)                                                          $1,733            $1,640             $161
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          8.03%             2.89%            1.00% *
     Total return                                                                     8.64%            20.20%          (2.36%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(13)
     Accumulation units outstanding                                               1,149,659           832,519          168,751
     Unit value                                                                   $2.617110         $2.307108        $1.827606
     Net assets (thousands)                                                          $3,009            $1,921             $308
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.22%             0.17%                - *
     Total return                                                                    13.44%            26.24%         (13.73%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(4)
     Accumulation units outstanding                                                  36,464            26,879           14,760
     Unit value                                                                   $2.095706         $1.990350        $1.560762
     Net assets (thousands)                                                             $76               $53              $23
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.35%             0.56%                - *
     Total return                                                                     5.29%            27.52%         (21.51%)


     VIP GROWTH PORTFOLIO(1)
     Accumulation units outstanding                                                 479,010           179,682           42,890
     Unit value                                                                   $1.843392         $1.815083        $1.389875
     Net assets (thousands)                                                            $883              $326              $60
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.11%             0.08%                - *
     Total return                                                                     1.56%            30.59%         (28.94%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(12)
     Accumulation units outstanding                                               1,172,129           951,762          198,918
     Unit value                                                                   $2.434996         $2.198175        $1.785902
     Net assets (thousands)                                                          $2,854            $2,092             $355
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.81%             1.06%            0.16% *
     Total return                                                                    10.77%            23.08%         (15.15%)


     TEMPLETON FOREIGN SECURITIES FUND(3)
     Accumulation units outstanding                                                 444,784           197,429           60,943
     Unit value                                                                   $2.475677         $2.123704        $1.633203
     Net assets (thousands)                                                          $1,101              $419             $100
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.06%             1.49%            8.79% *
     Total return                                                                    16.57%            30.03%         (21.44%)


     TEMPLETON GROWTH SECURITIES FUND(12)
     Accumulation units outstanding                                               1,114,785           933,958          212,447
     Unit value                                                                   $2.420769         $2.121384        $1.632377
     Net assets (thousands)                                                          $2,699            $1,981             $347
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.20%             1.66%            0.30% *
     Total return                                                                    14.11%            29.96%         (20.89%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(19)
     Accumulation units outstanding                                               3,949,702         2,244,851                -
     Unit value                                                                   $0.921787         $1.049154                -
     Net assets (thousands)                                                          $3,641            $2,355                -
     Mortality and expense ratio                                                     1.650%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                   (12.14%)            7.75%                -


     RYDEX VARIABLE TRUST NOVA FUND(18)
     Accumulation units outstanding                                                 852,878           677,631                -
     Unit value                                                                   $1.366731         $1.212368                -
     Net assets (thousands)                                                          $1,166              $822                -
     Mortality and expense ratio                                                     1.650%             1.65% *              -
     Investment income ratio                                                          0.05%                 - *              -
     Total return                                                                    12.73%            17.85%                -

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(19)
     Accumulation units outstanding                                                 116,799            36,017                -
     Unit value                                                                   $1.252351         $1.150138                -
     Net assets (thousands)                                                            $146               $41                -
     Mortality and expense ratio                                                     1.650%             1.65% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     8.89%            12.00%                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
     Accumulation units outstanding                                                 507,741           222,153           10,663
     Unit value                                                                   $2.399843         $2.049356        $1.562528
     Net assets (thousands)                                                          $1,218              $455              $17
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          2.19%             2.10%            3.55% *
     Total return                                                                    17.10%            31.16%         (18.76%)


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                               3,175,621           852,457          181,047
     Unit value                                                                   $2.127428         $1.955929        $1.551778
     Net assets (thousands)                                                          $6,756            $1,667             $281
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          1.10%             0.75%            3.81% *
     Total return                                                                     8.77%            26.04%         (22.42%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(6)
     Accumulation units outstanding                                                  77,759            91,859            5,970
     Unit value                                                                   $1.418189         $1.466089        $1.008725
     Net assets (thousands)                                                            $110              $135               $6
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    (3.27%)           45.34%         (43.58%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(1)
     Accumulation units outstanding                                                 112,887            38,010            7,169
     Unit value                                                                   $2.929882         $2.395898        $1.724796
     Net assets (thousands)                                                            $331               $91              $12
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.25%             0.17%                - *
     Total return                                                                    22.29%            38.91%         (13.16%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004             2003              2002
----------                                                                     -------------    --------------    -------------
     WANGER INTERNATIONAL SMALL CAP(3)
     Accumulation units outstanding                                                 592,469           516,141           66,989
     Unit value                                                                   $3.236316         $2.525953        $1.725239
     Net assets (thousands)                                                          $1,917            $1,304             $116
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                          0.64%             0.18%                - *
     Total return                                                                    28.12%            46.41%         (17.50%)


     WANGER SELECT(10)
     Accumulation units outstanding                                                 292,359           190,278           33,453
     Unit value                                                                   $2.884384         $2.458180        $1.911911
     Net assets (thousands)                                                            $843              $468              $64
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    17.34%            28.57%          (7.44%)

     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                 854,387           751,291          122,317
     Unit value                                                                   $2.853523         $2.451868        $1.740631
     Net assets (thousands)                                                          $2,438            $1,842             $213
     Mortality and expense ratio                                                     1.650%             1.65%            1.65% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    16.38%            40.86%         (15.39%)


MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 14, 2002 to December 31, 2002.
(2) From inception February 19, 2002 to December 31, 2002.
(3) From inception February 25, 2002 to December 31, 2002.
(4) From inception March 1, 2002 to December 31, 2002.
(5) From inception March 11, 2002 to December 31, 2002.
(6) From inception March 14, 2002 to December 31, 2002.
(7) From inception March 20, 2002 to December 31, 2002.
(8) From inception March 22, 2002 to December 31, 2002.
(9) From inception March 25, 2002 to December 31, 2002.
(10) From inception April 1, 2002 to December 31, 2002.
(11) From inception April 5, 2002 to December 31, 2002.
(12) From inception April 15, 2002 to December 31, 2002.
(13) From inception May 1, 2002 to December 31, 2002.
(14) From inception July 9, 2002 to December 31, 2002.
(15) From inception October 1, 2002 to December 31, 2002.
(16) From inception October 14, 2002 to December 31, 2002.
(17) From inception November 1, 2002 to December 31, 2002.
(18) From inception June 4, 2003 to December 31, 2003.
(19) From inception June 17, 2003 to December 31, 2003.
(20) From inception December 3, 2004 to December 31, 2004
*Annualized.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                          SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                             PHOENIX-                          PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM       SMALL-CAP          BERNSTEIN
                                                           INTERNATIONAL         GROWTH            GROWTH         ENHANCED INDEX
                                                              SERIES             SERIES            SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              102,733            325,495             87,745            54,819
Participant deposits                                              12,240            122,644             44,551             9,198
Participant transfers                                            122,852 (e)        121,799             39,076            11,776
Participant withdrawals                                          (20,590)           (30,721)            (8,285)          (19,248)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    217,235            539,217            163,087            56,545
                                                        ==========================================================================

                                                                                                  PHOENIX-           PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-          ENGEMANN           ENGEMANN
                                                           PHELPS REAL          ENGEMANN         GROWTH AND          SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH        INCOME             GROWTH
                                                              SERIES             SERIES            SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              312,387            392,090            398,637           167,016
Participant deposits                                             259,242             57,258             94,358             6,790
Participant transfers                                             24,112            106,097 (c)        541,447 (b)       (17,029)
Participant withdrawals                                          (25,640)           (22,380)           (62,355)          (24,011)
                                                        -------------------------------------------------------------------------
Accumulation units outstanding, end of period                    570,101            533,065            972,087           132,766
                                                        ==========================================================================

                                                             PHOENIX-                                                PHOENIX-
                                                             ENGEMANN          PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY      SECTOR FIXED
                                                            ALLOCATION          EQUITY             MARKET             INCOME
                                                              SERIES            SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            1,003,524            248,463            397,437           540,008
Participant deposits                                              80,135             86,670            227,604           110,525
Participant transfers                                            (55,381)           850,752 (d)        (76,745)          887,022 (a)
Participant withdrawals                                          (65,716)           (28,920)           (27,702)          (36,265)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    962,562          1,156,965            520,594         1,501,290
                                                        ==========================================================================


                                                             PHOENIX-
                                                          GOODWIN MULTI-                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SECTOR SHORT     PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                            TERM BOND      RISING DIVIDENDS    QUALITY VALUE      EQUITY SELECT
                                                              SERIES            SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------

Accumulation units outstanding, beginning of period            1,612,758            224,694             56,568           186,902
Participant deposits                                           2,376,225            271,217             13,228           133,964
Participant transfers                                            680,520             82,054             25,640           339,378
Participant withdrawals                                         (107,320)            (3,344)           (10,093)          (12,461)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  4,562,183            574,621             85,343           647,783
                                                        ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)


                                                                                          SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                                             PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE              VALUE
                                                              SERIES            SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              104,025            401,004            380,490           232,025
Participant deposits                                             174,948             54,496            133,585           124,535
Participant transfers                                             28,205             97,434            383,826            67,413
Participant withdrawals                                           (6,211)            (7,413)           (27,448)          (19,714)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    300,967            545,521            870,453           404,259
                                                        ==========================================================================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN-MID     BERNSTEIN-SMALL
                                                         NORTHERN DOW 30       INDEX(R)          CAP VALUE          CAP VALUE
                                                              SERIES            SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              289,195            430,039            489,986           371,019
Participant deposits                                              45,030             79,634             75,592            87,599
Participant transfers                                            118,560             42,913             74,425            31,057
Participant withdrawals                                           (6,845)           (17,369)           (25,407)          (41,745)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    445,940            535,217            614,596           447,930
                                                        ==========================================================================


                                                         PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                         MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                              SERIES            SERIES              FUND               FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              192,587             58,747            185,133                 -
Participant deposits                                              24,237             20,388             59,009               618
Participant transfers                                             29,778              8,978            416,733           636,318 (f)
Participant withdrawals                                          (27,104)            (1,077)           (10,167)             (897)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    219,498             87,036            650,708           636,034
                                                        ==========================================================================


                                                                            ALGER AMERICAN      FEDERATED FUND    FEDERATED HIGH
                                                            AIM V.I.          LEVERAGED           FOR U.S.         INCOME BOND
                                                         PREMIER EQUITY         ALLCAP           GOVERNMENT         FUND II --
                                                              FUND            PORTFOLIO         SECURITIES II     PRIMARY SHARES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               73,717            254,754          2,116,919           687,713
Participant deposits                                              38,618             16,696            468,745            79,654
Participant transfers                                             87,659            (19,771)           254,181           (78,441)
Participant withdrawals                                           (6,885)           (20,826)          (105,517)          (20,114)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    193,109            230,853          2,734,328           668,812
                                                        ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)


                                                                                          SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                              VIP GROWTH                             MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                           PORTFOLIO           PORTFOLIO           PORTFOLIO             FUND
                                                        -----------------  -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              832,519             26,879            179,682             951,762
Participant deposits                                             198,561              1,458            106,151             247,768
Participant transfers                                            191,416             12,997            206,318              33,795
Participant withdrawals                                          (72,837)            (4,870)           (13,141)            (61,196)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                  1,149,659             36,464            479,010           1,172,129
                                                        ===========================================================================



                                                           TEMPLETON          TEMPLETON
                                                            FOREIGN            GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                           SECURITIES         SECURITIES         TRUST JUNO           TRUST NOVA
                                                              FUND               FUND               FUND                 FUND
                                                        -----------------  -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              197,429            933,958          2,244,851             677,631
Participant deposits                                             114,584            170,147            996,925             277,810
Participant transfers                                            156,745             78,634            744,092             (84,940)
Participant withdrawals                                          (23,974)           (67,954)           (36,166)            (17,623)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    444,784          1,114,785          3,949,702             852,878
                                                        ===========================================================================



                                                         RYDEX VARIABLE      SCUDDER VIT
                                                         TRUST SECTOR       EAFE(R) EQUITY       SCUDDER VIT
                                                           ROTATION              INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                             FUND                FUND               FUND             PORTFOLIO
                                                        -----------------  -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                36,017           222,153            852,457              91,859
Participant deposits                                               18,080           147,031          1,608,865              12,715
Participant transfers                                              69,310           144,607            777,357             (16,216)
Participant withdrawals                                            (6,608)           (6,050)           (63,058)            (10,599)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     116,799           507,741          3,175,621              77,759
                                                        ===========================================================================

                                                             WANGER             WANGER                               WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL                            SMALLER
                                                             SELECT            SMALL CAP        WANGER SELECT        COMPANIES
                                                        -----------------  -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period               38,010            516,141            190,278             751,291
Participant deposits                                              38,231             75,940             53,807             111,179
Participant transfers                                             40,798             14,927             54,205              21,092
Participant withdrawals                                           (4,152)           (14,539)            (5,931)            (29,175)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    112,887            592,469            292,359             854,387
                                                        ===========================================================================




(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                       --------------------------------------------------------------------------

                                                            PHOENIX-                        PHOENIX-ALLIANCE/
                                                            ABERDEEN        PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                         INTERNATIONAL     MID-CAP EQUITY    ENHANCED INDEX     BERNSTEIN GROWTH
                                                             SERIES            SERIES            SERIES          + VALUE SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               29,031           47,685              28,501              42,345
Participant deposits                                               4,700           16,284              11,712              94,434
Participant transfers                                             71,549           80,095              14,632              96,784
Participant withdrawals                                           (2,547)          (2,028)                (26)            (20,297)
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    102,733          142,036              54,819             213,266
                                                       ==========================================================================

                                                        PHOENIX-DUFF &        PHOENIX-           PHOENIX-
                                                          PHELPS REAL         ENGEMANN       ENGEMANN SMALL         PHOENIX-
                                                       ESTATE SECURITIES   CAPITAL GROWTH       & MID-CAP        GOODWIN MONEY
                                                            SERIES             SERIES         GROWTH SERIES       MARKET SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               55,520           64,142              26,099             796,274
Participant deposits                                              96,320          226,458              77,480             552,989
Participant transfers                                            164,604          105,375              69,034            (930,865)
Participant withdrawals                                           (4,057)          (3,885)             (5,597)            (20,961)
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    312,387          392,090             167,016             397,437
                                                       ==========================================================================

                                                                             PHOENIX-
                                                           PHOENIX-        GOODWIN MULTI-
                                                        GOODWIN MULTI-      SECTOR SHORT     PHOENIX-JANUS       PHOENIX-KAYNE
                                                         SECTOR FIXED        TERM BOND      FLEXIBLE INCOME     RISING DIVIDENDS
                                                         INCOME SERIES         SERIES            SERIES               SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               76,848                -             113,696               6,085
Participant deposits                                             246,009          575,470             208,435              41,886
Participant transfers                                            238,131        1,044,631             275,472             179,295
Participant withdrawals                                          (20,980)          (7,343)             (5,893)             (2,572)
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    540,008        1,612,758             591,710             224,694
                                                       ==========================================================================

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD
                                                         QUALITY VALUE     EQUITY SELECT    SMALL-CAP VALUE       U.S. MULTI-CAP
                                                            SERIES             SERIES             SERIES               SERIES
                                                       -----------------   --------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                1,632            1,750               3,326               6,051
Participant deposits                                              24,930          103,704              42,680               4,980
Participant transfers                                             30,319           84,004              58,181              35,856
Participant withdrawals                                             (313)          (2,556)               (162)                  -
                                                       --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     56,568          186,902             104,025              46,887
                                                       ==========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                     ------------------------------------------------------------------------------

                                                       PHOENIX-LORD      PHOENIX-LORD          PHOENIX-LORD        PHOENIX-MFS
                                                       ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                     DEBENTURE SERIES    VALUE SERIES          VALUE SERIES        STOCK SERIES
                                                     ----------------   -----------------   -----------------   -------------------
Accumulation units outstanding, beginning of period            12,227              21,522              14,381                47,422
Participant deposits                                          112,788             180,025              53,984                81,310
Participant transfers                                         290,128             182,918             164,375               202,229
Participant withdrawals                                       (14,139)             (3,975)               (715)               (5,466)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 401,004             380,490             232,025               325,495
                                                     ==============================================================================

                                                        PHOENIX-MFS                              PHOENIX-            PHOENIX-
                                                      INVESTORS TRUST      PHOENIX-MFS        NORTHERN DOW 30     NORTHERN NASDAQ-
                                                          SERIES           VALUE SERIES           SERIES        100 INDEX(R) SERIES
                                                     ----------------   -----------------   -----------------   -------------------
Accumulation units outstanding, beginning of period            11,449              65,237              40,764                76,656
Participant deposits                                           34,200             123,334             104,059                81,309
Participant transfers                                          41,886             177,528             161,761               274,691
Participant withdrawals                                          (284)             (2,834)            (17,389)               (2,617)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  87,251             363,265             289,195               430,039
                                                     ==============================================================================

                                                          PHOENIX-           PHOENIX-
                                                      OAKHURST GROWTH       OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                        AND INCOME          STRATEGIC        OAKHURST VALUE       BERNSTEIN GLOBAL
                                                          SERIES        ALLOCATION SERIES     EQUITY SERIES         VALUE SERIES
                                                     ----------------   -----------------   -----------------   -------------------
Accumulation units outstanding, beginning of period           111,485             211,994              89,464                11,149
Participant deposits                                          134,962             223,252              35,554                36,989
Participant transfers                                         165,026             573,690             125,878                43,675
Participant withdrawals                                       (12,836)             (5,412)             (2,433)               (1,770)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 398,637           1,003,524             248,463                90,043
                                                     ==============================================================================

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA        PHOENIX-SENECA
                                                      BERNSTEIN MID-      BERNSTEIN SMALL-    MID-CAP GROWTH       STRATEGIC THEME
                                                     CAP VALUE SERIES     CAP VALUE SERIES        SERIES               SERIES
                                                     -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period            188,315             229,987              54,540                4,448
Participant deposits                                           104,149              29,281             111,534               30,521
Participant transfers                                          206,166             130,855              32,720               24,256
Participant withdrawals                                         (8,644)            (19,104)             (6,207)                (478)
                                                     ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  489,986             371,019             192,587               58,747
                                                     ==============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                         ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION      AIM V.I. PREMIER     LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND             EQUITY FUND          PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               1,661              12,192              32,316              62,384
Participant deposits                                             40,360             115,534               8,661              84,511
Participant transfers                                            46,091              60,174              34,487             109,370
Participant withdrawals                                            (367)             (2,767)             (1,747)             (1,511)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    87,745             185,133              73,717             254,754
                                                      =============================================================================

                                                        FEDERATED FUND      FEDERATED HIGH
                                                           FOR U.S.          INCOME BOND                             VIP GROWTH
                                                          GOVERNMENT           FUND II --     VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II       PRIMARY SHARES        PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             595,416              80,940             168,751              14,760
Participant deposits                                            464,259             344,407             290,177                 763
Participant transfers                                         1,221,026             279,569             390,152              11,759
Participant withdrawals                                        (163,782)            (17,203)            (16,561)               (403)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,116,919             687,713             832,519              26,879
                                                      =============================================================================

                                                                                                  TEMPLETON           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES          FOREIGN             GROWTH
                                                         PORTFOLIO         SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              42,890             198,918              60,943             212,447
Participant deposits                                             89,608             436,422              56,234             615,905
Participant transfers                                            50,701             322,266              81,829             109,100
Participant withdrawals                                          (3,517)             (5,844)             (1,577)             (3,494)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   179,682             951,762             197,429             933,958
                                                      =============================================================================

                                                                                                                    SCUDDER VIT
                                                                                               RYDEX VARIABLE      EAFE(R) EQUITY
                                                        RYDEX VARIABLE     RYDEX VARIABLE       TRUST SECTOR           INDEX
                                                       TRUST JUNO FUND     TRUST NOVA FUND      ROTATION FUND          FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                   -                   -                   -              10,663
Participant deposits                                          1,154,375             476,522               2,111              73,654
Participant transfers                                         1,091,606             202,978              34,122             140,803
Participant withdrawals                                          (1,130)             (1,869)               (216)             (2,967)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,244,851             677,631              36,017             222,153
                                                      =============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         SCUDDER VIT
                                                       EQUITY 500 INDEX      TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
                                                            FUND             PORTFOLIO             FORTY              SMALL CAP
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             181,047               5,970               7,169              66,989
Participant deposits                                            276,819              37,534              20,537             381,125
Participant transfers                                           406,677              48,420              10,820              72,937
Participant withdrawals                                         (12,086)                (65)               (516)             (4,910)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   852,457              91,859              38,010             516,141
                                                      =============================================================================

                                                                              WANGER U.S.
                                                                               SMALLER
                                                         WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period              33,453             122,317
Participant deposits                                             38,132             426,222
Participant transfers                                           119,448             211,589
Participant withdrawals                                            (755)             (8,837)
                                                      -------------------------------------
Accumulation units outstanding, end of period                   190,278             751,291
                                                      =====================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.525% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $15,367, $3,653 and $46 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $96,410, $19,966 and $46 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately
0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.


NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PRICEWATERHOUSECOOPERS LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

                           Phoenix Investor's Edge(R)

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004


                                                          DEATH BENEFIT OPTION 2







                                [LOGO]PHOENIX(R)

                 VA0445AR2 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004


                                                             PHOENIX-                             PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM          SMALL-CAP         BERNSTEIN
                                                           INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $        637,596    $   $ 1,284,581    $        852,918    $       296,131
                                                        ==================  =================  ==================  =================
     Investment at market                                $        799,101    $   $ 1,460,744    $        886,973    $       371,892
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                             799,101          1,460,744             886,973            371,892
LIABILITIES
     Accrued expenses                                               1,180              2,193               1,359                559
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $        797,921    $   $ 1,458,551    $        885,614    $       371,333
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    303,464            841,989             292,726            182,499
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.629379    $    $ 1.732268    $       3.025403    $      2.034707
                                                        ==================  =================  ==================  =================


                                                                                                    PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-            ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN           GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH          INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $      1,263,464    $     1,247,666    $      2,930,052    $       220,995
                                                        ==================  =================  ==================  =================
     Investment at market                                $      1,637,396    $     1,354,903    $      3,351,685    $       276,991
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                           1,637,396          1,354,903           3,351,685            276,991
LIABILITIES
     Accrued expenses                                               2,536    $         2,085               5,010                463
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $      1,634,860    $     1,352,818    $      3,346,675    $       276,528
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    404,609    $       708,980           1,592,982            121,189
                                                        ==================  =================  ==================  =================
Unit value                                               $       4.040598    $      1.908118    $       2.100887    $      2.281796
                                                        ==================  =================  ==================  =================


                                                             PHOENIX-                                                   PHOENIX-
                                                             ENGEMANN           PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION           EQUITY              MARKET              INCOME
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $      1,499,584    $     2,234,869    $      1,294,844    $     3,845,288
                                                        ==================  =================  ==================  =================
     Investment at market                                $      1,645,266    $     2,575,370    $      1,294,844    $     3,965,098
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                           1,645,266          2,575,370           1,294,844          3,965,098
LIABILITIES
     Accrued expenses                                               2,444              3,887               1,956              6,009
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $      1,642,822    $     2,571,483    $      1,292,888    $     3,959,089
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    752,480          1,206,903             663,258          1,556,610
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.183211    $      2.130646    $       1.949299    $      2.543404
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                         PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE         SMALL-CAP          INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $      3,627,099    $       485,922    $        456,378    $     2,530,851
                                                        ==================  =================  ==================  =================
     Investment at market                                $      3,661,138    $       523,104    $        529,162    $     3,199,069
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                           3,661,138            523,104             529,162          3,199,069
LIABILITIES
     Accrued expenses                                               5,518                785                 724              4,746
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $      3,655,620    $       522,319    $        528,438    $     3,194,323
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                  3,468,820            225,336             180,699          1,157,862
                                                        ==================  =================  ==================  =================
Unit value                                               $       1.053851    $      2.317951    $       2.924412    $      2.758812
                                                        ==================  =================  ==================  =================


                                                                              PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE              VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $        107,153          $ 763,268         $ 4,008,496    $     1,190,088
                                                        ==================  =================  ==================  =================
     Investment at market                                $        122,674          $ 791,374         $ 4,895,919    $     1,514,484
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                             122,674            791,374           4,895,919          1,514,484
LIABILITIES
     Accrued expenses                                                 183              1,196               7,304              2,238
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $        122,491          $ 790,178         $ 4,888,615    $     1,512,246
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                     41,118            303,808           1,753,137            510,420
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.978999         $ 2.600908          $ 2.788495    $      2.962748
                                                        ==================  =================  ==================  =================


                                                                                PHOENIX-
                                                                                NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $        651,395    $       502,131    $        952,420    $     1,220,017
                                                        ==================  =================  ==================  =================
     Investment at market                                $        754,009    $       650,348    $      1,250,210    $     1,539,291
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                             754,009            650,348           1,250,210          1,539,291
LIABILITIES
     Accrued expenses                                               1,157              1,009               1,870              2,306
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $        752,852    $       649,339    $      1,248,340    $     1,536,985
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    344,077            333,459             399,205            472,312
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.188030    $      1.947281    $       3.127068    $      3.254176
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                          PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $        745,091    $        91,646    $      1,396,046    $       575,811
                                                        ==================  =================  ==================  =================
     Investment at market                                $        843,252    $       107,777    $      1,673,424    $       562,637
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                             843,252            107,777           1,673,424            562,637
LIABILITIES
     Accrued expenses                                               1,282                194               2,469                735
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $        841,970    $       107,583    $      1,670,955    $       561,902
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    468,939             58,728             822,478            553,046
                                                        ==================  =================  ==================  =================
Unit value                                               $       1.795479    $      1.831889    $       2.031610    $      1.016012
                                                        ==================  =================  ==================  =================


                                                                                                  FEDERATED FUND     FEDERATED HIGH
                                                                            ALGER AMERICAN          FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER      LEVERAGED           GOVERNMENT          FUND II --
                                                              EQUITY             ALLCAP           SECURITIES II      PRIMARY SHARES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $        293,648    $       438,445    $      6,221,307    $     1,075,308
                                                        ==================  =================  ==================  =================
     Investment at market                                $        343,183    $       522,869    $      6,174,900    $     1,192,933
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                             343,183            522,869           6,174,900          1,192,933
LIABILITIES
     Accrued expenses                                                 506                832               9,389              1,791
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $        342,677    $       522,037    $      6,165,511    $     1,191,142
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    192,680            279,005           2,840,862            461,914
                                                        ==================  =================  ==================  =================
Unit value                                               $       1.778479    $      1.871069    $       2.170296    $      2.578707
                                                        ==================  =================  ==================  =================


                                                                               VIP GROWTH                            MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $      2,077,313    $       279,330    $      1,962,528    $     1,243,357
                                                        ==================  =================  ==================  =================
     Investment at market                                $      2,548,179    $       311,014    $      2,157,766    $     1,531,341
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                           2,548,179            311,014           2,157,766          1,531,341
LIABILITIES
     Accrued expenses                                               3,750                458               3,234              2,290
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $      2,544,429    $       310,556    $      2,154,532    $     1,529,051
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    976,799            148,883           1,174,295            630,902
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.604865    $      2.085899    $       1.834746    $      2.423595
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                            TEMPLETON          TEMPLETON
                                                             FOREIGN             GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES         SECURITIES          TRUST JUNO          TRUST NOVA
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS

     Investment at cost                                  $        942,291    $     1,328,706    $      1,285,644    $       397,509
                                                        ==================  =================  ==================  =================
     Investment at market                                $      1,196,967    $     1,848,215    $      1,125,526    $       500,426
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                           1,196,967          1,848,215           1,125,526            500,426
LIABILITIES
     Accrued expenses                                               1,794              2,761               1,709                744
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $      1,195,173    $     1,845,454    $      1,123,817    $       499,682
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                    485,037            765,929           1,222,118            366,491
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.464086    $      2.409433    $       0.919565    $      1.363420
                                                        ==================  =================  ==================  =================


                                                          RYDEX VARIABLE       SCUDDER VIT
                                                           TRUST SECTOR       EAFE(R) EQUITY      SCUDDER VIT
                                                             ROTATION             INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $         63,786    $       530,063    $      1,604,619    $       168,498
                                                        ==================  =================  ==================  =================
     Investment at market                                $         76,148    $       708,786    $      1,987,215    $       185,638
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                              76,148            708,786           1,987,215            185,638
LIABILITIES
     Accrued expenses                                                 116              1,052               2,972                285
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $         76,032    $       707,734    $      1,984,243    $       185,353
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                     60,857            296,297             937,091            131,312
                                                        ==================  =================  ==================  =================
Unit value                                               $       1.249350    $      2.388595    $       2.117450    $      1.411551
                                                        ==================  =================  ==================  =================


                                                              WANGER             WANGER                               WANGER U.S.
                                                           INTERNATIONAL      INTERNATIONAL                             SMALLER
                                                              SELECT           SMALL CAP         WANGER SELECT         COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
ASSETS
     Investment at cost                                  $        200,527    $     1,006,280    $        511,603    $     1,051,628
                                                        ==================  =================  ==================  =================
     Investment at market                                $        262,467    $     1,535,413    $        658,699    $     1,443,219
                                                        ------------------  -----------------  ------------------  -----------------
         Total assets                                             262,467          1,535,413             658,699          1,443,219
LIABILITIES
     Accrued expenses                                                 387              2,270                 976              2,112
                                                        ------------------  -----------------  ------------------  -----------------
NET ASSETS                                               $        262,080    $     1,533,143    $        657,723    $     1,441,107
                                                        ==================  =================  ==================  =================
Accumulation units outstanding                                     89,872            475,959             229,103            507,405
                                                        ==================  =================  ==================  =================
Unit value                                               $       2.916145    4      3.221165    $       2.870865    $      2.840154
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-4

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                             PHOENIX-                             PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM          SMALL-CAP         BERNSTEIN
                                                           INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $         17,302    $         1,365    $              -    $         5,111
Expenses
     Mortality and expense fees                                     9,306             23,235              14,111              6,116
     Indexing (gain) loss                                             280                383                 243                116
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                        7,716            (22,253)            (14,354)            (1,121)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      681              1,249               3,101                 33
Net realized gain distribution from Fund                                -                  -              13,901                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                109,610             56,888             (18,964)            27,698
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                     110,291             58,137              (1,962)            27,731
Net increase (decrease) in net assets resulting from
     operations                                          $        118,007    $        35,884    $        (16,316)   $        26,610
                                                        ==================  =================  ==================  =================


                                                                                                    PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-            ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN           GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH          INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $         33,414    $        11,614    $         33,603    $             -
Expenses
     Mortality and expense fees                                    24,038             24,723              41,736              6,792
     Indexing (gain) loss                                             897                404                 820                169
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                        8,479            (13,513)             (8,953)            (6,961)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   16,801             (4,347)             (1,300)            (5,199)
Net realized gain distribution from Fund                          131,785                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                241,438             47,467             251,612             23,100
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                     390,024             43,120             250,312             17,901
Net increase (decrease) in net assets resulting from
     operations                                          $        398,503    $        29,607    $        241,359    $        10,940
                                                        ==================  =================  ==================  =================


                                                             PHOENIX-                                                   PHOENIX-
                                                             ENGEMANN           PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION           EQUITY              MARKET              INCOME
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $         38,257    $        16,870    $         10,277    $       203,906
Expenses
     Mortality and expense fees                                    25,262             26,807              23,563             58,588
     Indexing (gain) loss                                             373                560                 227                763
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       12,622            (10,497)            (13,513)           144,555
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      132              2,918                   -              3,076
Net realized gain distribution from Fund                           41,397                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 26,687            250,235                   -             37,422
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      68,216            253,153                   -             40,498
Net increase (decrease) in net assets resulting from
     operations                                          $         80,838    $       242,656    $        (13,513)   $       185,053
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                         PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE         SMALL-CAP          INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $        124,566    $         7,105    $          3,656    $        32,642
Expenses
     Mortality and expense fees                                    49,507              7,768               4,140             46,333
     Indexing (gain) loss                                             565                125                 119              1,044
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       74,494               (788)               (603)           (14,735)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      182                (83)                384                510
Net realized gain distribution from Fund                                -                  -               4,588             17,499
Net change in unrealized appreciation (depreciation)
     on investment                                                 27,709             14,563              58,892            373,443
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      27,891             14,480              63,864            391,452
Net increase (decrease) in net assets resulting from
     operations                                          $        102,385    $        13,692    $         63,261    $       376,717
                                                        ==================  =================  ==================  =================

                                                                              PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE              VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $              -    $        33,218    $         35,289    $         6,334
Expenses
     Mortality and expense fees                                     1,787             10,834              72,218             19,948
     Indexing (gain) loss                                              48                151               1,458                531
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       (1,835)            22,233             (38,387)           (14,145)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      119                286               1,308                489
Net realized gain distribution from Fund                            9,873             10,296              19,325              8,826
Net change in unrealized appreciation (depreciation)
     on investment                                                  4,572             11,660             473,896            241,039
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      14,564             22,242             494,529            250,354
Net increase (decrease) in net assets resulting from
     operations                                          $         12,729    $        44,475    $        456,142    $       236,209
                                                        ==================  =================  ==================  =================


                                                                                PHOENIX-
                                                                                NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $         12,037    $         3,610    $          1,934    $             -
Expenses
     Mortality and expense fees                                    12,833             11,510              19,674             24,293
     Indexing (gain) loss                                             202                252                 486                642
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                         (998)            (8,152)            (18,226)           (24,935)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                    1,743              4,156               2,298             16,389
Net realized gain distribution from Fund                                -                  -              86,531            124,363
Net change in unrealized appreciation (depreciation)
     on investment                                                 19,832             54,155             118,688            148,878
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      21,575             58,311             207,517            289,630
Net increase (decrease) in net assets resulting from
     operations                                          $         20,577    $        50,159    $        189,291    $       264,695
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                          PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $              -    $             -    $              -    $           806
Expenses
     Mortality and expense fees                                    15,488              3,402              23,447                736
     Indexing (gain) loss                                             307                 64                 425                 16
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                      (15,795)            (3,466)            (23,872)                54
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   (6,262)            (1,427)                (14)                 9
Net realized gain distribution from Fund                                -                  -                   -             23,781
Net change in unrealized appreciation (depreciation)
     on investment                                                 52,458              4,169             103,299            (13,174)
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      46,196              2,742             103,285             10,616
Net increase (decrease) in net assets resulting from
     operations                                          $         30,401    $          (724)   $         79,413    $        10,670
                                                        ==================  =================  ==================  =================


                                                                                                  FEDERATED FUND     FEDERATED HIGH
                                                                            ALGER AMERICAN          FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER      LEVERAGED           GOVERNMENT          FUND II --
                                                              EQUITY             ALLCAP           SECURITIES II      PRIMARY SHARES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $          1,522    $             -    $        272,429    $        64,960
Expenses
     Mortality and expense fees                                     4,170              9,975             111,642             18,039
     Indexing (gain) loss                                              77                229               1,183                248
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       (2,725)           (10,204)            159,604             46,673
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      205              6,545               2,491               (622)
Net realized gain distribution from Fund                                -                  -              31,813                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 18,789             35,588             (88,803)            38,110
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      18,994             42,133             (54,499)            37,488
Net increase (decrease) in net assets resulting from
     operations                                          $         16,269    $        31,929    $        105,105    $        84,161
                                                        ==================  =================  ==================  =================


                                                                               VIP GROWTH                            MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $          3,805    $           911    $          2,042    $        10,499
Expenses
     Mortality and expense fees                                    34,773              4,781              31,843             23,142
     Indexing (gain) loss                                             787                 91                 572                460
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                      (31,755)            (3,961)            (30,373)           (13,103)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      843               (443)              1,458                627
Net realized gain distribution from Fund                                -                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                298,224             18,299              55,727            151,686
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                     299,067             17,856              57,185            152,313
Net increase (decrease) in net assets resulting from
     operations                                          $        267,312    $        13,895    $         26,812    $       139,210
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                            TEMPLETON          TEMPLETON
                                                             FOREIGN             GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES         SECURITIES          TRUST JUNO          TRUST NOVA
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $         11,152    $        18,151    $              -    $           220
Expenses
     Mortality and expense fees                                    18,070             27,718              20,138              7,804
     Indexing (gain) loss                                             440                646                 158                178
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       (7,358)           (10,213)            (20,296)            (7,762)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                    3,037              1,252              (2,289)              (352)
Net realized gain distribution from Fund                                -                  -              10,838                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                163,400            228,931            (130,523)            59,403
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                     166,437            230,183            (121,974)            59,051
Net increase (decrease) in net assets resulting from
     operations                                          $        159,079    $       219,970    $       (142,270)   $        51,289
                                                        ==================  =================  ==================  =================


                                                          RYDEX VARIABLE       SCUDDER VIT
                                                           TRUST SECTOR       EAFE(R) EQUITY      SCUDDER VIT
                                                             ROTATION             INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $              -    $        13,369    $         19,011    $             -
Expenses
     Mortality and expense fees                                     1,293             10,855              31,530              3,342
     Indexing (gain) loss                                              29                284                 582                 63
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       (1,322)             2,230             (13,101)            (3,405)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      375               (748)             28,546               (227)
Net realized gain distribution from Fund                                -                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                  7,062             97,235             142,809             (3,953)
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                       7,437             96,487             171,355             (4,180)
Net increase (decrease) in net assets resulting from
     operations                                          $          6,115    $        98,717    $        158,254    $        (7,585)
                                                        ==================  =================  ==================  =================


                                                              WANGER             WANGER                               WANGER U.S.
                                                           INTERNATIONAL      INTERNATIONAL                             SMALLER
                                                              SELECT           SMALL CAP         WANGER SELECT         COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
Investment income
     Distributions                                       $            608    $         8,123    $              -    $             -
Expenses
     Mortality and expense fees                                     3,645             23,058               9,356             20,154
     Indexing (gain) loss                                             112                671                 232                505
                                                        ------------------  -----------------  ------------------  -----------------
Net investment income (loss)                                       (3,149)           (15,606)             (9,588)           (20,659)
                                                        ------------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                      500             10,154                 624              1,857
Net realized gain distribution from Fund                                -                  -                 429                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 45,405            327,793              97,125            202,379
                                                        ------------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                      45,905            337,947              98,178            204,236
Net increase (decrease) in net assets resulting from
     operations                                          $         42,756    $       322,341    $         88,590    $       183,577
                                                        ==================  =================  ==================  =================


Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.


                       See Notes to Financial Statements
                                      SA-8

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                             PHOENIX-                             PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM          SMALL-CAP         BERNSTEIN
                                                           INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        $ 7,716    $       (22,253)   $        (14,354)   $        (1,121)
         Net realized gain (loss)                                     681              1,249              17,002                 33
         Net change in unrealized appreciation
            (depreciation) on investment                          109,610             56,888             (18,964)            27,698
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       118,007             35,884             (16,316)            26,610
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      38,322            250,731             287,356              1,050
         Participant transfers                                    289,750 (e)        162,788             193,852             19,321
         Participant withdrawals                                  (10,055)           (42,577)             (4,425)              (774)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         318,017            370,942             476,783             19,597
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           436,024            406,826             460,467             46,207
NET ASSETS
     Beginning of period                                          361,897          1,051,725             425,147            325,126
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $        797,921    $     1,458,551    $        885,614    $       371,333
                                                        ==================  =================  ==================  =================


                                                                                                    PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-            ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN           GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH          INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $          8,479    $       (13,513)   $         (8,953)   $        (6,961)
         Net realized gain (loss)                                 148,586             (4,347)             (1,300)            (5,199)
         Net change in unrealized appreciation
            (depreciation) on investment                          241,438             47,467             251,612             23,100
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       398,503             29,607             241,359             10,940
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     291,568            477,932             496,379            136,952
         Participant transfers                                    196,974           (148,527)(c)       1,053,501 (b)       (141,292)
         Participant withdrawals                                 (105,832)           (72,567)            (32,353)           (31,598)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         382,710            256,838           1,517,527            (35,938)
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           781,213            286,445           1,758,886            (24,998)
NET ASSETS
     Beginning of period                                          853,647          1,066,373           1,587,789            301,526
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $      1,634,860    $     1,352,818    $      3,346,675    $       276,528
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-9

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                          PHOENIX-                                                   PHOENIX-
                                                          ENGEMANN           PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                         STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED
                                                         ALLOCATION           EQUITY              MARKET              INCOME
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                     ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                 $         12,622    $       (10,497)   $        (13,513)   $       144,555
         Net realized gain (loss)                               41,529              2,918                   -              3,076
         Net change in unrealized appreciation
            (depreciation) on investment                        26,687            250,235                   -             37,422
                                                     ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                           80,838            242,656             (13,513)           185,053
                                                     ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   80,371            179,502             292,574            212,917
         Participant transfers                                 369,628          1,281,432 (d)        (279,122)         1,609,424 (a)
         Participant withdrawals                               (35,294)           (31,368)            (53,252)          (138,490)
                                                     ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            414,705          1,429,566             (39,800)         1,683,851
                                                     ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        495,543          1,672,222             (53,313)         1,868,904
NET ASSETS
     Beginning of period                                     1,147,279            899,261           1,346,201          2,090,185
                                                     ------------------  -----------------  ------------------  -----------------
     End of period                                    $      1,642,822    $     2,571,483    $      1,292,888    $     3,959,089
                                                     ==================  =================  ==================  =================


                                                         PHOENIX-
                                                      GOODWIN MULTI-                         PHOENIX-KAYNE       PHOENIX-LAZARD
                                                       SECTOR SHORT      PHOENIX-KAYNE         SMALL-CAP          INTERNATIONAL
                                                        TERM BOND       RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         74,494    $          (788)   $           (603)   $       (14,735)
         Net realized gain (loss)                                 182                (83)              4,972             18,009
         Net change in unrealized appreciation
            (depreciation) on investment                       27,709             14,563              58,892            373,443
                                                    ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                         102,385             13,692              63,261            376,717
                                                    ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                               1,012,732             59,012              17,324            690,628
         Participant transfers                              1,348,948            187,432             321,319            156,401
         Participant withdrawals                              (53,374)           (12,114)             (2,790)           (26,998)
                                                    ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions         2,308,306            234,330             335,853            820,031
                                                    ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     2,410,691            248,022             399,114          1,196,748
NET ASSETS
     Beginning of period                                    1,244,929            274,297             129,324          1,997,575
                                                    ------------------  -----------------  ------------------  -----------------
     End of period                                   $      3,655,620    $       522,319    $        528,438    $     3,194,323
                                                    ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-10

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                              PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE              VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         (1,835)   $        22,233    $        (38,387)   $       (14,145)
         Net realized gain (loss)                                   9,992             10,582              20,633              9,315
         Net change in unrealized appreciation
            (depreciation) on investment                            4,572             11,660             473,896            241,039
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        12,729             44,475             456,142            236,209
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      14,349             54,615             701,822            157,744
         Participant transfers                                     18,877            253,404             553,507            447,126
         Participant withdrawals                                     (693)           (31,257)            (53,161)           (17,351)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          32,533            276,762           1,202,168            587,519
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            45,262            321,237           1,658,310            823,728
NET ASSETS
     Beginning of period                                           77,229            468,941           3,230,305            688,518
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $        122,491    $       790,178    $      4,888,615    $     1,512,246
                                                        ==================  =================  ==================  =================


                                                                                PHOENIX-
                                                                                NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           (998)   $        (8,152)   $        (18,226)   $       (24,935)
         Net realized gain (loss)                                   1,743              4,156              88,829            140,752
         Net change in unrealized appreciation
            (depreciation) on investment                           19,832             54,155             118,688            148,878
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        20,577             50,159             189,291            264,695
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      44,799             90,882             143,140            219,811
         Participant transfers                                    148,544              2,989              51,036             45,771
         Participant withdrawals                                   (9,581)           (56,112)            (65,923)           (42,111)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         183,762             37,759             128,253            223,471
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           204,339             87,918             317,544            488,166
NET ASSETS
     Beginning of period                                          548,513            561,421             930,796          1,048,819
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $        752,852    $       649,339    $      1,248,340    $     1,536,985
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-11

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                      PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                      MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION        CORE EQUITY
                                                        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $        (15,795)   $        (3,466)   $        (23,872)   $            54
         Net realized gain (loss)                              (6,262)            (1,427)                (14)            23,790
         Net change in unrealized appreciation
            (depreciation) on investment                       52,458              4,169             103,299            (13,174)
                                                    ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          30,401               (724)             79,413             10,670
                                                    ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  79,489             65,080             245,589                  -
         Participant transfers                                (70,620)          (127,309)            251,834            551,274 (f)
         Participant withdrawals                              (33,184)            (6,644)            (20,778)               (42)
                                                    ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            (24,315)           (68,873)            476,645            551,232
                                                    ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         6,086            (69,597)            556,058            561,902
NET ASSETS
     Beginning of period                                      835,884            177,180           1,114,897                  -
                                                    ------------------  -----------------  ------------------  -----------------
     End of period                                   $        841,970    $       107,583    $      1,670,955    $       561,902
                                                    ==================  =================  ==================  =================


                                                                                              FEDERATED FUND     FEDERATED HIGH
                                                                        ALGER AMERICAN          FOR U.S.          INCOME BOND
                                                     AIM V.I. PREMIER      LEVERAGED           GOVERNMENT          FUND II --
                                                          EQUITY             ALLCAP           SECURITIES II      PRIMARY SHARES
                                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         (2,725)   $       (10,204)   $        159,604    $        46,673
         Net realized gain (loss)                                 205              6,545              34,304               (622)
         Net change in unrealized appreciation
            (depreciation) on investment                       18,789             35,588             (88,803)            38,110
                                                    ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                          16,269             31,929             105,105             84,161
                                                    ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  69,482            206,570             494,734             41,827
         Participant transfers                                 72,875           (114,556)           (188,848)           240,540
         Participant withdrawals                              (10,321)           (11,030)           (316,099)           (18,142)
                                                    ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           132,036             80,984             (10,213)           264,225
                                                    ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       148,305            112,913              94,892            348,386
NET ASSETS
     Beginning of period                                      194,372            409,124           6,070,619            842,756
                                                    ------------------  -----------------  ------------------  -----------------
     End of period                                   $        342,677    $       522,037    $      6,165,511    $     1,191,142
                                                    ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-12

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                               VIP GROWTH                            MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (31,755)   $        (3,961)   $        (30,373)   $       (13,103)
         Net realized gain (loss)                                     843               (443)              1,458                627
         Net change in unrealized appreciation
            (depreciation) on investment                          298,224             18,299              55,727            151,686
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       267,312             13,895              26,812            139,210
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     282,348            116,544             534,444            209,528
         Participant transfers                                    661,505             23,545             481,810            292,874
         Participant withdrawals                                  (18,436)           (38,211)            (45,100)           (22,272)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         925,417            101,878             971,154            480,130
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,192,729            115,773             997,966            619,340
NET ASSETS
     Beginning of period                                        1,351,700            194,783           1,156,566            909,711
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $      2,544,429    $       310,556    $      2,154,532    $     1,529,051
                                                        ==================  =================  ==================  =================


                                                            TEMPLETON          TEMPLETON
                                                             FOREIGN             GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES         SECURITIES          TRUST JUNO          TRUST NOVA
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         (7,358)   $       (10,213)   $        (20,296)   $        (7,762)
         Net realized gain (loss)                                   3,037              1,252               8,549               (352)
         Net change in unrealized appreciation
            (depreciation) on investment                          163,400            228,931            (130,523)            59,403
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       159,079            219,970            (142,270)            51,289
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS

         Participant deposits                                     270,252            129,046             129,930             52,456
         Participant transfers                                     66,623            234,148             206,578             52,500
         Participant withdrawals                                  (28,235)            (9,511)             (8,834)            (1,365)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         308,640            353,683             327,674            103,591
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           467,719            573,653             185,404            154,880
NET ASSETS
     Beginning of period                                          727,454          1,271,801             938,413            344,802
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $      1,195,173    $     1,845,454    $      1,123,817    $       499,682
                                                        ==================  =================  ==================  =================


                       See Notes to Financial Statements
                                      SA-13

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                          RYDEX VARIABLE       SCUDDER VIT
                                                           TRUST SECTOR       EAFE(R) EQUITY      SCUDDER VIT
                                                             ROTATION             INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         (1,322)   $         2,230    $        (13,101)   $        (3,405)
         Net realized gain (loss)                                     375               (748)             28,546               (227)
         Net change in unrealized appreciation
            (depreciation) on investment                            7,062             97,235             142,809             (3,953)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                         6,115             98,717             158,254             (7,585)
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                       6,250             22,474              66,806             15,925
         Participant transfers                                      4,201            109,234             (89,661)            (1,148)
         Participant withdrawals                                     (763)           (24,036)            (50,682)              (806)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                           9,688            107,672             (73,537)            13,971
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            15,803            206,389              84,717              6,386
NET ASSETS
     Beginning of period                                           60,229            501,345           1,899,526            178,967
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $         76,032    $       707,734    $      1,984,243    $       185,353
                                                        ==================  =================  ==================  =================


                                                              WANGER             WANGER                               WANGER U.S.
                                                           INTERNATIONAL      INTERNATIONAL                             SMALLER
                                                              SELECT           SMALL CAP         WANGER SELECT         COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         (3,149)   $       (15,606)   $         (9,588)   $       (20,659)
         Net realized gain (loss)                                     500             10,154               1,053              1,857
         Net change in unrealized appreciation
            (depreciation) on investment                           45,405            327,793              97,125            202,379
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        42,756            322,341              88,590            183,577
                                                        ------------------  -----------------  ------------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     109,583            395,561              71,919            195,192
         Participant transfers                                      3,223            (84,207)            158,444            224,296
         Participant withdrawals                                   (5,259)           (31,776)             (8,682)           (62,335)
                                                        ------------------  -----------------  ------------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         107,547            279,578             221,681            357,153
                                                        ------------------  -----------------  ------------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           150,303            601,919             310,271            540,730
NET ASSETS
     Beginning of period                                          111,777            931,224             347,452            900,377
                                                        ------------------  -----------------  ------------------  -----------------
     End of period                                       $        262,080    $     1,533,143    $        657,723    $     1,441,107
                                                        ==================  =================  ==================  =================


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN           PHOENIX-AIM            BERNSTEIN            BERNSTEIN
                                                   INTERNATIONAL       MID-CAP EQUITY       ENHANCED INDEX       GROWTH + VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $              627    $          (2,585)  $           (1,741)  $           (2,113)
   Net realized gain (loss)                                   (640)                  (2)               1,599                 (215)
   Net change in unrealized appreciation
     (depreciation) on investments                          68,188               39,110               58,631               49,130
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       68,175               36,523               58,489               46,802
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    127,534               24,362               10,750               57,388
   Participant transfers                                    66,166 +            165,956              112,805              298,805
   Participant withdrawals                                  (4,279)                (164)                (229)             (13,636)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              189,421              190,154              123,326              342,557
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   257,596              226,677              181,815              389,359
NET ASSETS
   Beginning of period                                     104,301               35,161              143,311               27,563
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          361,897    $         261,838   $          325,126   $          416,922
                                                ==================    =================   ==================   ==================

                                                                                                PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-          ENGEMANN SMALL          PHOENIX-
                                                    PHELPS REAL            ENGEMANN            & MID-CAP          GOODWIN MONEY
                                                 ESTATE SECURITIES      CAPITAL GROWTH           GROWTH               MARKET
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $            9,325    $          (6,197)  $           (2,896)  $          (14,333)
   Net realized gain (loss)                                 23,699               (1,079)                 679                  -
   Net change in unrealized appreciation
     (depreciation) on investments                         131,471               83,437               44,327                  -
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      164,495               76,161               42,110              (14,333)
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    212,916              693,965              130,363            1,656,594
   Participant transfers                                   321,271              153,382              (24,547)          (1,133,081)
   Participant withdrawals                                  (6,417)              (6,733)              (8,093)             (16,795)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
       resulting from participant transaction              527,770              840,614               97,723              506,718
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   692,265              916,775              139,833              492,385
NET ASSETS
   Beginning of period                                     161,382              149,598              161,693              853,816
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          853,647    $       1,066,373   $          301,526   $        1,346,201
                                                ==================    =================   ==================   ==================


                        See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     PHOENIX-             PHOENIX-
                                                  GOODWIN MULTI-       GOODWIN MULTI-
                                                   SECTOR FIXED         SECTOR SHORT        PHOENIX-JANUS       PHOENIX-KAYNE
                                                      INCOME              TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                    SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           62,238    $          14,142   $           15,443   $             (810)
   Net realized gain (loss)                                    621                  (25)              22,747                2,016
   Net change in unrealized appreciation
     (depreciation) on investments                          73,749                6,330              (10,312)              23,031
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      136,608               20,447               27,878               24,237
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    264,794              694,556              494,071              149,802
   Participant transfers                                 1,281,205              556,436              415,139               90,123
   Participant withdrawals                                 (11,256)             (26,510)             (12,912)              (2,361)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,534,743            1,224,482              896,298              237,564
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,671,351            1,244,929              924,176              261,801
NET ASSETS
   Beginning of period                                     418,834                  -                237,019               12,496
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        2,090,185    $       1,244,929   $        1,161,195   $          274,297
                                                ==================    =================   ==================   ==================

                                                   PHOENIX-KAYNE       PHOENIX-LAZARD
                                                     SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                                   QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $             (103)   $          (5,215)  $             (572)  $             (177)
   Net realized gain (loss)                                    355                2,334                  818                1,049
   Net change in unrealized appreciation
     (depreciation) on investments                          13,697              292,869               11,259                4,907
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       13,949              289,988               11,505                5,779
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      8,263            1,167,735               29,432               20,289
   Participant transfers                                    94,887              428,756               32,440               28,210
   Participant withdrawals                                  (6,677)             (38,711)              (5,570)                (940)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               96,473            1,557,780               56,302               47,559
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   110,422            1,847,768               67,807               53,338
NET ASSETS
   Beginning of period                                      18,902              149,807                9,422                1,041
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          129,324    $       1,997,575   $           77,229   $           54,379
                                                ==================    =================   ==================   ==================


                       See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LORD          PHOENIX-LORD         PHOENIX-LORD       PHOENIX-MFS
                                                   ABBETT BOND-        ABBETT LARGE-CAP      ABBETT MID-CAP    INVESTORS GROWTH
                                                    DEBENTURE               VALUE                 VALUE             STOCK
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                ------------------    -----------------   ------------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                 $           10,978    $         (12,152)  $           (2,409)  $        (10,752)
   Net realized gain (loss)                                  3,710                6,274                3,586               (177)
   Net change in unrealized appreciation
     (depreciation) on investments                          16,124              414,312               81,786            132,192
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) resulting
      from operations                                       30,812              408,434               82,963            121,263
                                                ------------------    -----------------   ------------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    204,203            1,694,875              147,482            338,853
   Participant transfers                                   230,029              971,941              380,225            457,390 ++
   Participant withdrawals                                  (8,124)             (31,801)              (3,471)           (27,646)
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              426,108            2,635,015              524,236            768,597
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets                   456,920            3,043,449              607,199            889,860
NET ASSETS
   Beginning of period                                      12,021              186,856               81,319            161,865
                                                ------------------    -----------------   ------------------   ----------------
   End of period                                $          468,941    $       3,230,305   $          688,518   $      1,051,725
                                                ==================    =================   ==================   ================

                                                                                                                   PHOENIX-
                                                                                                                   NORTHERN
                                                    PHOENIX-MFS           PHOENIX-MFS          PHOENIX-           NASDAQ-100
                                                  INVESTORS TRUST            VALUE          NORTHERN DOW 30        INDEX(R)
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                 $           (1,123)   $             394   $               75   $         (6,099)
   Net realized gain (loss)                                    163                  (85)                 244                 (2)
   Net change in unrealized appreciation
     (depreciation) on investments                          34,377              166,003               87,338            128,393
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) resulting
      from operations                                       33,417              166,312               87,657            122,292
                                                ------------------    -----------------   ------------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    180,496               76,433              101,236            183,818
   Participant transfers                                   165,644              504,818              281,823             98,884
   Participant withdrawals                                    (873)             (22,538)              (1,583)           (10,961)
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              345,267              558,713              381,476            271,741
                                                ------------------    -----------------   ------------------   ----------------
   Net increase (decrease) in net assets                   378,684              725,025              469,133            394,033
NET ASSETS
   Beginning of period                                      36,174              275,552               79,380            167,388
                                                ------------------    -----------------   ------------------   ----------------
   End of period                                $          414,858    $       1,000,577   $          548,513   $        561,421
                                                ==================    =================   ==================   ================

                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                      PHOENIX-             OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH          STRATEGIC        OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION            EQUITY               VALUE
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (4,200)   $           7,760   $           (6,435)  $              562
   Net realized gain (loss)                                    368                   82                   53               (9,266)
   Net change in unrealized appreciation
     (depreciation) on investments                         218,109              125,464              163,251               29,051
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      214,277              133,306              156,869               20,347
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    632,812              249,425              127,504               44,009
   Participant transfers                                   414,642              540,045              150,183               25,904
   Participant withdrawals                                 (20,066)              (8,574)             (10,433)              (1,372)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,027,388              780,896              267,254               68,541
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,241,665              914,202              424,123               88,888
NET ASSETS
   Beginning of period                                     346,124              233,077              475,138               83,266
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        1,587,789    $       1,147,279   $          899,261   $          172,154
                                                ==================    =================   ==================   ==================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE            CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (8,771)   $          (7,684)  $           (6,713)  $           (1,124)
   Net realized gain (loss)                                 29,137               13,879                  384              (17,930)
   Net change in unrealized appreciation
     (depreciation) on investments                         207,930              182,272               82,113               31,711
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      228,296              188,467               75,784               12,657
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    331,626              238,981              308,749              152,612
   Participant transfers                                   173,401              507,382              299,064              (42,223)
   Participant withdrawals                                 (10,522)              (9,213)              (5,915)                 (34)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              494,505              737,150              601,898              110,355
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   722,801              925,617              677,682              123,012
NET ASSETS
   Beginning of period                                     207,995              123,202              158,202               54,168
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          930,796    $       1,048,819   $          835,884   $          177,180
                                                ==================    =================   ==================   ==================


                        See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH                                                 ALGER AMERICAN
                                                     SMALL-CAP         AIM V.I. CAPITAL    AIM V.I. PREMIER         LEVERAGED
                                                       GROWTH            APPRECIATION           EQUITY                ALLCAP
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (3,513)   $         (12,760)  $           (2,380)  $           (5,062)
   Net realized gain (loss)                                 22,183                1,272                   42                  332
   Net change in unrealized appreciation
      (depreciation) on investments                          53,478              192,718               35,827               73,180
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       72,148              181,230               33,489               68,450
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    252,160              500,148                9,005              166,662
   Participant transfers                                    80,743              129,326               33,945               50,396
   Participant withdrawals                                  (8,809)             (22,322)              (3,529)              (6,549)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              324,094              607,152               39,421              210,509
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   396,242              788,382               72,910              278,959
NET ASSETS
   Beginning of period                                      28,905              326,515              121,462              130,165
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          425,147    $       1,114,897   $          194,372   $          409,124
                                                ==================    =================   ==================   ==================

                                                   FEDERATED FUND       FEDERATED HIGH
                                                      FOR U.S.            INCOME BOND
                                                     GOVERNMENT           FUND II --                              VIP GROWTH
                                                   SECURITIES II        PRIMARY SHARES     VIP CONTRAFUND(R)     OPPORTUNITIES
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           24,636    $          12,599   $          (10,628)  $           (1,210)
   Net realized gain (loss)                                 19,645                   62                  657                 (147)
   Net change in unrealized appreciation
     (depreciation) on investments                         (18,570)              75,383              186,706               22,651
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                       25,711               88,044              176,735               21,294
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  1,103,201              156,044              469,482               45,620
   Participant transfers                                 3,196,893              445,922              493,656               82,655
   Participant withdrawals                                (108,180)             (18,218)              (3,674)              (3,179)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            4,191,914              583,748              959,464              125,096
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 4,217,625              671,792            1,136,199              146,390
NET ASSETS
   Beginning of period                                   1,852,994              170,964              215,501               48,393
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        6,070,619    $         842,756   $        1,351,700   $          194,783
                                                ==================    =================   ==================   ==================


                        See Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              TEMPLETON            TEMPLETON
                                                                        MUTUAL SHARES          FOREIGN               GROWTH
                                                    VIP GROWTH            SECURITIES          SECURITIES           SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (8,556)   $          (5,217)  $           (1,606)  $             (927)
   Net realized gain (loss)                                    539                3,667                  167                2,638
   Net change in unrealized appreciation
     (depreciation) on investments                         149,317              148,159              105,933              304,249
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      141,300              146,609              104,494              305,960
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    595,223              125,332              161,858              664,568
   Participant transfers                                   291,449              366,078              315,802              175,033
   Participant withdrawals                                 (13,941)             (11,300)              (2,615)              (6,351)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              872,731              480,110              475,045              833,250
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,014,031              626,719              579,539            1,139,210
NET ASSETS
   Beginning of period                                     142,535              282,992              147,915              132,591
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        1,156,566    $         909,711   $          727,454   $        1,271,801
                                                ==================    =================   ==================   ==================

                                                                                            RYDEX VARIABLE        SCUDDER VIT
                                                   RYDEX VARIABLE       RYDEX VARIABLE       TRUST SECTOR        EAFE(R) EQUITY
                                                     TRUST JUNO           TRUST NOVA           ROTATION              INDEX
                                                   SUBACCOUNT(2)         SUBACCOUNT(4)       SUBACCOUNT(3)         SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $           (5,310)   $          (1,813)  $             (429)  $            9,962
   Net realized gain (loss)                                     17                   11                  371                5,008
   Net change in unrealized appreciation
     (depreciation) on investments                         (29,595)              43,514                5,300              114,913
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      (34,888)              41,712                5,242              129,883
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    471,931              260,135               10,183              128,871
   Participant transfers                                   501,636               42,955               44,804               30,712
   Participant withdrawals                                    (266)                 -                    -                 (5,124)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              973,301              303,090               54,987              154,459
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                   938,413              344,802               60,229              284,342
NET ASSETS
   Beginning of period                                         -                    -                    -                217,003
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $          938,413    $         344,802   $           60,229   $          501,345
                                                ==================    =================   ==================   ==================


                        See Notes to Financial Statements
                                      SA-20

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                     WANGER
                                                    SCUDDER VIT                              WANGER FOREIGN       INTERNATIONAL
                                                  EQUITY 500 INDEX        TECHNOLOGY             FORTY              SMALL CAP
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                ------------------    -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                 $          (10,284)   $          (1,445)  $             (877)  $           (7,351)
   Net realized gain (loss)                                   (983)                  11                  181                  720
   Net change in unrealized appreciation
     (depreciation) on investments                         299,228               24,842               21,951              203,806
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                      287,961               23,408               21,255              197,175
                                                ------------------    -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    463,263               99,530               12,680              459,790
   Participant transfers                                   744,413               43,192               37,559              116,021
   Participant withdrawals                                 (15,406)                   9               (1,517)             (10,658)
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions            1,192,270              142,731               48,722              565,153
                                                ------------------    -----------------   ------------------   ------------------
   Net increase (decrease) in net assets                 1,480,231              166,139               69,977              762,328
NET ASSETS
   Beginning of period                                     419,295               12,828               41,800              168,896
                                                ------------------    -----------------   ------------------   ------------------
   End of period                                $        1,899,526    $         178,967   $          111,777   $          931,224
                                                ==================    =================   ==================   ==================

                                                                          WANGER U.S.
                                                                            SMALLER
                                                   WANGER TWENTY           COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT
                                                ------------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                 $           (3,493)   $          (9,731)
   Net realized gain (loss)                                    100                 (139)
   Net change in unrealized appreciation
     (depreciation) on investments                          48,398              192,867
                                                ------------------    -----------------
   Net increase (decrease) resulting
      from operations                                       45,005              182,997
                                                ------------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    114,206              330,482
   Participant transfers                                   124,963              122,787
   Participant withdrawals                                    (971)              (6,952)
                                                ------------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              238,198              446,317
                                                ------------------    -----------------
   Net increase (decrease) in net assets                   283,203              629,314
NET ASSETS
   Beginning of period                                      64,249              271,063
                                                ------------------    -----------------
   End of period                                $          347,452    $         900,377
                                                ==================    =================


+   Participant transfers include net assets transferred in from Aberdeen
    New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 16, 2003 to December 31, 2003.
(2) From inception June 30, 2003 to December 31, 2003.
(3) From inception July 7, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.


                        See Notes to Financial Statements
                                      SA-21

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Investor's Edge(R) (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   Long-term capital growth
(formerly, Phoenix-State Street Research Small-Cap
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the
                                                        "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite
                                                        Stock Price Index which emphasizes stocks of large U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $            358,262                   $           31,917
      Phoenix-AIM Growth Series                                                    438,075                               88,745
      Phoenix-Alger Small-Cap Growth Series                                        666,604                              189,554
      Phoenix-Alliance/Bernstein Enhanced Index Series                              27,507                                8,987
      Phoenix-Duff & Phelps Real Estate Securities Series                          828,404                              304,219
      Phoenix-Engemann Capital Growth Series                                       779,977                              535,948
      Phoenix-Engemann Growth and Income Series                                  2,161,181                              649,980
      Phoenix-Engemann Small-Cap Growth Series                                     170,941                              213,814
      Phoenix-Engemann Strategic Allocation Series                                 530,509                               61,160
      Phoenix-Engemann Value Equity Series                                       1,724,658                              303,118
      Phoenix-Goodwin Money Market Series                                          504,389                              558,168
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           2,259,721                              428,623
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        2,497,117                              110,446
      Phoenix-Kayne Rising Dividends Series                                        258,140                               24,248
      Phoenix-Kayne Small-Cap Quality Value Series                                 378,368                               38,004
      Phoenix-Lazard International Equity Select Series                          1,019,169                              194,512
      Phoenix-Lazard Small-Cap Value Series                                         44,587                                3,952
      Phoenix-Lord Abbett Bond-Debenture Series                                    383,283                               73,492
      Phoenix-Lord Abbett Large-Cap Value Series                                 1,365,937                              180,425
      Phoenix-Lord Abbett Mid-Cap Value Series                                     636,822                               53,460
      Phoenix-Northern Dow 30 Series                                               250,321                               67,258
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  164,977                              135,182
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               389,214                              192,202
      Phoenix-Sanford Bernstein Small-Cap Value Series                             586,347                              262,755
      Phoenix-Seneca Mid-Cap Growth Series                                         145,188                              185,225
      Phoenix-Seneca Strategic Theme Series                                         87,502                              159,867

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $            537,714                   $           84,266
      AIM V.I. Mid-Cap Core Equity Fund                                            576,338                                  536
      AIM V.I. Premier Equity Fund                                                 142,890                               13,381

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    286,477                              215,493

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           1,509,520                            1,328,644
      Federated High Income Bond Fund II -- Primary Shares                         427,524                              116,180

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  978,780                               83,485
      VIP Growth Opportunities Portfolio                                           142,075                               43,963
      VIP Growth Portfolio                                                       1,081,989                              139,560

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                559,551                               91,792
      Templeton Foreign Securities Fund                                            445,465                              143,444
      Templeton Growth Securities Fund                                             443,870                               99,699

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               472,828                              154,412
      Rydex Variable Trust Nova Fund                                               138,376                               42,339
      Rydex Variable Trust Sector Rotation Fund                                     22,708                               14,321

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        206,883                               96,709
      Scudder VIT Equity 500 Index Fund                                            542,092                              628,719

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          48,863                               38,266

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                  179,068                               74,427
      Wanger International Small Cap                                               481,291                              216,446
      Wanger Select                                                                258,154                               45,206
      Wanger U.S. Smaller Companies                                                514,704                              177,443

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(2)
     Accumulation units outstanding                                                 303,464           163,250           60,926
     Unit value                                                                   $2.629379         $2.216834        $1.711922
     Net assets (thousands)                                                            $798              $362             $104
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          3.35%             2.18%            1.73% *
     Total return                                                                    18.61%            29.49%          (11.67%)


     PHOENIX-AIM GROWTH SERIES(2)
     Accumulation units outstanding                                                 841,989           621,302          113,456
     Unit value                                                                   $1.732268         $1.692776        $1.426674
     Net assets (thousands)                                                          $1,459            $1,052             $162
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.11%                 -                - *
     Total return                                                                     2.33%            18.65%          (23.47%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(16)
     Accumulation units outstanding                                                 292,726           140,924           14,432
     Unit value                                                                   $3.025403         $3.016849        $2.002842
     Net assets (thousands)                                                            $886              $425              $29
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     0.28%            50.63%           (5.28%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(1)
     Accumulation units outstanding                                                 182,499           172,349           94,171
     Unit value                                                                   $2.034707         $1.886435        $1.521814
     Net assets (thousands)                                                            $371              $325             $143
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.50%             1.16%            1.36% *
     Total return                                                                     7.86%            23.96%          (21.55%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(7)
     Accumulation units outstanding                                                 404,609           279,441           71,731
     Unit value                                                                   $4.040598         $3.054853        $2.249823
     Net assets (thousands)                                                          $1,635              $854             $161
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          2.50%             3.80%            4.42% *
     Total return                                                                    32.27%            35.78%            2.04%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Accumulation units outstanding                                                 708,980           576,084          100,387
     Unit value                                                                   $1.908118         $1.851073        $1.490222
     Net assets (thousands)                                                          $1,353            $1,066             $150
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.85%             0.04%                - *
     Total return                                                                     3.08%            24.21%          (20.47%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                               1,592,982           819,917          223,725
     Unit value                                                                   $2.100887         $1.936523        $1.547095
     Net assets (thousands)                                                          $3,347            $1,588             $346
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.45%             1.33%            1.58% *
     Total return                                                                     8.49%            25.17%          (19.37%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(2)
     Accumulation units outstanding                                                 121,189           142,346          109,759
     Unit value                                                                   $2.281796         $2.118264        $1.473171
     Net assets (thousands)                                                            $277              $302             $162
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     7.72%            43.79%          (19.40%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(8)
     Accumulation units outstanding                                                 752,480           554,539          132,617
     Unit value                                                                   $2.183211         $2.068888        $1.757515
     Net assets (thousands)                                                          $1,643            $1,147             $233
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          2.73%             2.92%            3.67% *
     Total return                                                                     5.53%            17.72%          (11.28%)


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                               1,206,903           467,994          300,799
     Unit value                                                                   $2.130646         $1.921519        $1.579585
     Net assets (thousands)                                                          $2,571              $899             $475
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.13%             0.93%            1.66% *
     Total return                                                                    10.88%            21.65%          (19.28%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(4)
     Accumulation units outstanding                                                 663,258           683,553          428,650
     Unit value                                                                   $1.949299         $1.969413        $1.991872
     Net assets (thousands)                                                          $1,293            $1,346             $854
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.79%             0.66%            1.31% *
     Total return                                                                    (1.02%)           (1.13%)          (0.35%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(7)
     Accumulation units outstanding                                               1,556,610           862,189          194,385
     Unit value                                                                   $2.543404         $2.424277        $2.154658
     Net assets (thousands)                                                          $3,959            $2,090             $419
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          6.26%             7.18%            8.49% *
     Total return                                                                     4.91%            12.51%            7.72%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(17)
     Accumulation units outstanding                                               3,468,820         1,221,955                -
     Unit value                                                                   $1.053851         $1.018801                -
     Net assets (thousands)                                                          $3,656            $1,245                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                          4.53%             7.58% *              -
     Total return                                                                     3.44%             0.55%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(14)
     Accumulation units outstanding                                                 225,336           122,315            6,517
     Unit value                                                                   $2.317951         $2.242534        $1.917455
     Net assets (thousands)                                                            $522              $274              $12
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.65%             1.17%            1.13% *
     Total return                                                                     3.36%            16.95%           (0.23%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(14)
     Accumulation units outstanding                                                 180,699            54,581            9,423
     Unit value                                                                   $2.924412         $2.369398        $2.005979
     Net assets (thousands)                                                            $528              $129              $19
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.59%             1.68%            4.51% *
     Total return                                                                    23.42%            18.12%            1.77%

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(16)
     Accumulation units outstanding                                               1,157,862           823,789           78,757
     Unit value                                                                   $2.758812         $2.424862        $1.902145
     Net assets (thousands)                                                          $3,194            $1,998             $150
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.27%             1.21%                - *
     Total return                                                                    13.77%            27.48%           (0.33%)


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                  41,118            29,116            4,847
     Unit value                                                                   $2.978999         $2.652456        $1.943947
     Net assets (thousands)                                                            $122               $77               $9
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -             0.17%            0.49% *
     Total return                                                                    12.31%            36.45%            (2.00)%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
     Accumulation units outstanding                                                 303,808           191,972            5,691
     Unit value                                                                   $2.600908         $2.442755        $2.112415
     Net assets (thousands)                                                            $790              $469              $12
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          5.52%             7.21%           10.12% *
     Total return                                                                     6.47%            15.64%            5.45%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
     Accumulation units outstanding                                               1,753,137         1,281,490           94,806
     Unit value                                                                   $2.788495         $2.520741        $1.970932
     Net assets (thousands)                                                          $4,889            $3,230             $187
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.88%             0.94%            1.68% *
     Total return                                                                    10.62%            27.90%            1.59%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(16)
     Accumulation units outstanding                                                 510,420           283,528           40,929
     Unit value                                                                   $2.962748         $2.428386        $1.986794
     Net assets (thousands)                                                          $1,512              $689              $81
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.57%             1.02%            2.24% *
     Total return                                                                    22.00%            22.23%            2.87%

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(10)
     Accumulation units outstanding                                                 344,077           257,672           46,654
     Unit value                                                                   $2.188030         $2.128721        $1.701454
     Net assets (thousands)                                                            $753              $549              $79
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.69%             1.88%            3.78% *
     Total return                                                                     2.79%            25.11%          (17.80%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(3)
     Accumulation units outstanding                                                 333,459           311,546          135,777
     Unit value                                                                   $1.947281         $1.802054        $1.232820
     Net assets (thousands)                                                            $649              $561             $167
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.56%                 -                - *
     Total return                                                                     8.06%            46.17%          (32.41%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                 399,205           351,950          108,878
     Unit value                                                                   $3.127068         $2.644683        $1.910349
     Net assets (thousands)                                                          $1,248              $931             $208
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.18%             0.26%            1.58% *
     Total return                                                                    18.24%            38.44%          (10.78%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                 472,312           388,267           64,433
     Unit value                                                                   $3.254176         $2.701285        $1.912086
     Net assets (thousands)                                                          $1,537            $1,049             $123
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -            1.25% *
     Total return                                                                    20.47%            41.27%          (18.31%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
     Accumulation units outstanding                                                 468,939           487,901          116,827
     Unit value                                                                   $1.795479         $1.713229        $1.354158
     Net assets (thousands)                                                            $842              $836             $158
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.80%            26.52%          (29.08%)

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES(6)
     Accumulation units outstanding                                                  58,728           100,143           41,268
     Unit value                                                                   $1.831889         $1.769284        $1.312593
     Net assets (thousands)                                                            $108              $177              $54
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     3.54%            34.79%          (33.95%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(1)
     Accumulation units outstanding                                                 822,478           574,606          214,040
     Unit value                                                                   $2.031610         $1.940281        $1.525487
     Net assets (thousands)                                                          $1,671            $1,115             $327
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.71%            27.19%          (22.63%)


     AIM V.I. MID-CAP CORE EQUITY FUND(21)
     Accumulation units outstanding                                                 553,046                 -                -
     Unit value                                                                   $1.016012                 -                -
     Net assets (thousands)                                                            $562                 -                -
     Mortality and expense ratio                                                      1.80% *               -                -
     Investment income ratio                                                          1.97% *               -                -
     Total return                                                                     1.84%                 -                -


     AIM V.I. PREMIER EQUITY FUND(5)
     Accumulation units outstanding                                                 192,680           113,519           87,133
     Unit value                                                                   $1.778479         $1.712243        $1.393986
     Net assets (thousands)                                                            $343              $194             $121
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.66%             0.34%            1.42% *
     Total return                                                                     3.87%            22.83%          (29.30%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(11)
     Accumulation units outstanding                                                 279,005           232,305           97,783
     Unit value                                                                   $1.871069         $1.761158        $1.331162
     Net assets (thousands)                                                            $522              $409             $130
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -            0.01% *
     Total return                                                                     6.24%            32.30%          (28.62%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
     Accumulation units outstanding                                               2,840,862         2,845,941          873,234
     Unit value                                                                   $2.170296         $2.133080        $2.121991
     Net assets (thousands)                                                          $6,166            $6,071           $1,853
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          4.39%             2.37%            0.48% *
     Total return                                                                     1.74%             0.52%            5.83%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(3)
     Accumulation units outstanding                                                 461,914           354,502           86,311
     Unit value                                                                   $2.578707         $2.377294        $1.980793
     Net assets (thousands)                                                          $1,191              $843             $171
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          6.48%             4.28%            0.12% *
     Total return                                                                     8.47%            20.02%           (0.78%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(5)
     Accumulation units outstanding                                                 976,799           587,742          118,108
     Unit value                                                                   $2.604865         $2.299814        $1.824604
     Net assets (thousands)                                                          $2,544            $1,352             $216
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.20%             0.18%                - *
     Total return                                                                    13.26%            26.04%          (12.20%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(1)
     Accumulation units outstanding                                                 148,883            98,174           31,057
     Unit value                                                                   $2.085899         $1.984063        $1.558202
     Net assets (thousands)                                                            $311              $195              $48
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.34%             0.38%                - *
     Total return                                                                     5.13%            27.33%          (20.03%)


     VIP GROWTH PORTFOLIO(4)
     Accumulation units outstanding                                               1,174,295           639,222          102,721
     Unit value                                                                   $1.834746         $1.809333        $1.387589
     Net assets (thousands)                                                          $2,155            $1,157             $143
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.12%             0.08%                - *
     Total return                                                                     1.40%            30.39%          (31.94%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(3)
     Accumulation units outstanding                                                 630,902           415,161          158,719
     Unit value                                                                   $2.423595         $2.191218        $1.782971
     Net assets (thousands)                                                          $1,529              $910             $283
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.82%             0.99%            0.53% *
     Total return                                                                    10.60%            22.90%          (13.39%)


     TEMPLETON FOREIGN SECURITIES FUND(11)
     Accumulation units outstanding                                                 485,037           343,627           90,717
     Unit value                                                                   $2.464086         $2.116988        $1.630520
     Net assets (thousands)                                                          $1,195              $727             $148
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.11%             1.36%            1.57% *
     Total return                                                                    16.40%            29.84%          (22.10%)


     TEMPLETON GROWTH SECURITIES FUND(11)
     Accumulation units outstanding                                                 765,929           601,417           81,359
     Unit value                                                                   $2.409433         $2.114675        $1.629696
     Net assets (thousands)                                                          $1,845            $1,272             $133
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.18%             1.76%            1.65% *
     Total return                                                                    13.94%            29.76%          (21.64%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(18)
     Accumulation units outstanding                                               1,222,118           895,244                -
     Unit value                                                                   $0.919565         $1.048221                -
     Net assets (thousands)                                                          $1,124              $938                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                   (12.27%)            4.12%                -


     RYDEX VARIABLE TRUST NOVA FUND(20)
     Accumulation units outstanding                                                 366,491           284,659                -
     Unit value                                                                   $1.363420         $1.211285                -
     Net assets (thousands)                                                            $500              $345                -
     Mortality and expense ratio                                                      1.80%                 - *              -
     Investment income ratio                                                          0.05%                 - *              -
     Total return                                                                    12.56%            16.04%                -

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(19)
     Accumulation units outstanding                                                  60,857            52,413                -
     Unit value                                                                   $1.249350         $1.149129                -
     Net assets (thousands)                                                             $76               $60                -
     Mortality and expense ratio                                                      1.80%             1.80% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     8.72%            10.04%                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
     Accumulation units outstanding                                                 296,297           245,413          139,107
     Unit value                                                                   $2.388595         $2.042863        $1.559963
     Net assets (thousands)                                                            $708              $501             $217
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          2.22%             4.46%            3.62% *
     Total return                                                                    16.92%            30.96%          (18.36%)


     SCUDDER VIT EQUITY 500 INDEX FUND(3)
     Accumulation units outstanding                                                 937,091           974,253          270,650
     Unit value                                                                   $2.117450         $1.949728        $1.549216
     Net assets (thousands)                                                          $1,984            $1,900             $419
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          1.09%             0.90%            2.25% *
     Total return                                                                     8.60%            25.85%          (22.52%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(13)
     Accumulation units outstanding                                                 131,312           122,459           12,738
     Unit value                                                                   $1.411551         $1.461448        $1.007064
     Net assets (thousands)                                                            $185              $179              $13
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    (3.41%)           45.12%          (35.74%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(9)
     Accumulation units outstanding                                                  89,872            46,802           24,275
     Unit value                                                                   $2.916145         $2.388310        $1.721960
     Net assets (thousands)                                                            $262              $112              $42
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.30%             0.29%                - *
     Total return                                                                    22.10%            38.70%          (16.06%)

              PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     WANGER INTERNATIONAL SMALL CAP(2)
     Accumulation units outstanding                                                 475,959           369,832           98,058
     Unit value                                                                   $3.221165         $2.517963        $1.722408
     Net assets (thousands)                                                          $1,533              $931             $169
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                          0.63%             0.19%                - *
     Total return                                                                    27.93%            46.19%          (12.91%)

     WANGER SELECT(12)
     Accumulation units outstanding                                                 229,103           141,795           33,660
     Unit value                                                                   $2.870865         $2.450405        $1.908768
     Net assets (thousands)                                                            $658              $347              $64
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    17.16%            28.38%           (2.38%)

     WANGER U.S. SMALLER COMPANIES(2)
     Accumulation units outstanding                                                 507,405           368,385          155,983
     Unit value                                                                   $2.840154         $2.444116        $1.737774
     Net assets (thousands)                                                          $1,441              $900             $271
     Mortality and expense ratio                                                      1.80%             1.80%            1.80% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    16.20%            40.65%          (13.72%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 15, 2002 to December 31, 2002.             (12) From inception May 1, 2002 to December 31, 2002.
(2) From inception February 19, 2002 to December 31, 2002.             (13) From inception May 17, 2002 to December 31, 2002.
(3) From inception March 1, 2002 to December 31, 2002.                 (14) From inception September 3, 2002 to December 31, 2002.
(4) From inception March 11, 2002 to December 31, 2002.                (15) From inception October 23, 2002 to December 31, 2002.
(5) From inception March 13, 2002 to December 31, 2002.                (16) From inception November 1, 2002 to December 31, 2002.
(6) From inception March 20, 2002 to December 31, 2002.                (17) From inception June 16, 2003 to December 31, 2003.
(7) From inception April 1, 2002 to December 31, 2002.                 (18) From inception June 30, 2003 to December 31, 2003.
(8) From inception April 5, 2002 to December 31, 2002.                 (19) From inception July 7, 2003 to December 31, 2003.
(9) From inception April 9, 2002 to December 31, 2002.                 (20) From inception July 11, 2003 to December 31, 2003.
(10) From inception Aprill 22, 2002 to December 31, 2002.              (21) From inception December 3, 2004 to December 31, 2004.
(11) From inception April 24, 2002 to December 31, 2002.               * Annualized.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                  SUBACCOUNT
                                                ---------------------------------------------------------------------------------

                                                    PHOENIX-                                PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                    ABERDEEN             PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                                  INTERNATIONAL             GROWTH              GROWTH            ENHANCED INDEX
                                                     SERIES                 SERIES              SERIES                SERIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  163,250              621,302              140,924              172,349
Participant deposits                                       17,324              149,637               94,207                  545
Participant transfers                                     127,259 (e)           96,397               59,074                9,993
Participant withdrawals                                    (4,369)             (25,347)              (1,479)                (388)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        303,464              841,989              292,726              182,499
                                                =================================================================================


                                                                                               PHOENIX-              PHOENIX-
                                                 PHOENIX-DUFF &            PHOENIX-            ENGEMANN              ENGEMANN
                                                   PHELPS REAL             ENGEMANN           GROWTH AND             SMALL-CAP
                                                ESTATE SECURITIES       CAPITAL GROWTH          INCOME                GROWTH
                                                      SERIES               SERIES               SERIES                SERIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  279,441              576,084              819,917              142,346
Participant deposits                                       89,483              253,249              253,067               61,871
Participant transfers                                      64,540              (80,831)(c)          536,218 (b)          (67,302)
Participant withdrawals                                   (28,855)             (39,522)             (16,220)             (15,726)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        404,609              708,980            1,592,982              121,189
                                                =================================================================================


                                                    PHOENIX-                                                       PHOENIX-
                                                    ENGEMANN               PHOENIX-            PHOENIX-          GOODWIN MULTI-
                                                    STRATEGIC           ENGEMANN VALUE      GOODWIN MONEY         SECTOR FIXED
                                                   ALLOCATION               EQUITY              MARKET               INCOME
                                                      SERIES                SERIES              SERIES               SERIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  554,539              467,994              683,553              862,189
Participant deposits                                       38,446               90,849              148,723               87,486
Participant transfers                                     176,459              663,781 (d)         (141,815)             663,060 (a)
Participant withdrawals                                   (16,964)             (15,721)             (27,203)             (56,125)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        752,480            1,206,903              663,258            1,556,610
                                                ================================================================================


                                                     PHOENIX-
                                                  GOODWIN MULTI-                            PHOENIX-KAYNE        PHOENIX-LAZARD
                                                   SECTOR SHORT        PHOENIX-KAYNE          SMALL-CAP           INTERNATIONAL
                                                    TERM BOND         RISING DIVIDENDS      QUALITY VALUE         EQUITY SELECT
                                                      SERIES               SERIES               SERIES                SERIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                1,221,955              122,315               54,581              823,789
Participant deposits                                      986,954               26,032                6,939              281,724
Participant transfers                                   1,312,548               82,342              120,222               63,218
Participant withdrawals                                   (52,637)              (5,353)              (1,043)             (10,869)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                      3,468,820              225,336              180,699            1,157,862
                                                =================================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                  SUBACCOUNT
                                                ---------------------------------------------------------------------------------

                                                                         PHOENIX-LORD        PHOENIX-LORD          PHOENIX-LORD
                                                  PHOENIX-LAZARD         ABBETT BOND-      ABBETT LARGE-CAP       ABBETT MID-CAP
                                                 SMALL-CAP VALUE          DEBENTURE              VALUE                 VALUE
                                                      SERIES                SERIES               SERIES                SERIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                   29,116              191,972            1,281,490              283,528
Participant deposits                                        5,284               22,530              275,981               61,393
Participant transfers                                       6,971              101,824              216,481              172,004
Participant withdrawals                                      (253)             (12,518)             (20,815)              (6,505)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                         41,118              303,808            1,753,137              510,420
                                                =================================================================================


                                                                          PHOENIX-
                                                                          NORTHERN         PHOENIX-SANFORD       PHOENIX-SANFORD
                                                    PHOENIX-             NASDAQ-100         BERNSTEIN MID-       BERNSTEIN SMALL-
                                                 NORTHERN DOW 30          INDEX(R)            CAP VALUE             CAP VALUE
                                                     SERIES                SERIES               SERIES                SERIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  257,672              311,546              351,950              388,267
Participant deposits                                       21,418               49,562               53,559               80,112
Participant transfers                                      69,613                3,047               17,584               18,572
Participant withdrawals                                    (4,626)             (30,696)             (23,888)             (14,639)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        344,077              333,459              399,205              472,312
                                                =================================================================================


                                                  PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION         CORE EQUITY
                                                      SERIES                SERIES               FUND                 FUND
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  487,901              100,143              574,606                    -
Participant deposits                                       45,130               35,654              127,687                    -
Participant transfers                                     (43,974)             (73,417)             130,975              553,088 (f)
Participant withdrawals                                   (20,118)              (3,652)             (10,790)                 (42)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        468,939               58,728              822,478              553,046
                                                =================================================================================


                                                                       ALGER AMERICAN       FEDERATED FUND       FEDERATED HIGH
                                                 AIM V.I. PREMIER         LEVERAGED            FOR U.S.            INCOME BOND
                                                      EQUITY               ALLCAP             GOVERNMENT            FUND II --
                                                       FUND               PORTFOLIO         SECURITIES II        PRIMARY SHARES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  113,519              232,305            2,845,941              354,502
Participant deposits                                       41,519              114,836              230,073               17,386
Participant transfers                                      43,734              (61,838)             (87,697)              97,543
Participant withdrawals                                    (6,092)              (6,298)            (147,455)              (7,517)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        192,680              279,005            2,840,862              461,914
                                                =================================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                  SUBACCOUNT
                                                ---------------------------------------------------------------------------------

                                                                         VIP GROWTH                               MUTUAL SHARES
                                                VIP CONTRAFUND(R)       OPPORTUNITIES         VIP GROWTH           SECURITIES
                                                   PORTFOLIO              PORTFOLIO            PORTFOLIO              FUND
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  587,742               98,174              639,222              415,161
Participant deposits                                      120,593               58,507              294,983               93,657
Participant transfers                                     276,228               11,671              264,524              131,978
Participant withdrawals                                    (7,764)             (19,469)             (24,434)              (9,894)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        976,799              148,883            1,174,295              630,902
                                                =================================================================================


                                                    TEMPLETON             TEMPLETON
                                                     FOREIGN                GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                    SECURITIES            SECURITIES          TRUST JUNO           TRUST NOVA
                                                       FUND                  FUND                FUND                 FUND
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                  343,627              601,417              895,244              284,659
Participant deposits                                      123,187               59,989              130,658               40,757
Participant transfers                                      31,315              108,859              205,080               42,247
Participant withdrawals                                   (13,092)              (4,336)              (8,864)             (1,172)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                        485,037              765,929            1,222,118              366,491
                                                =================================================================================


                                                  RYDEX VARIABLE        SCUDDER VIT
                                                   TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                     ROTATION              INDEX          EQUITY 500 INDEX         TECHNOLOGY
                                                       FUND                 FUND                FUND               PORTFOLIO
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                   52,413              245,413              974,253              122,459
Participant deposits                                        5,630               10,698               33,834               10,059
Participant transfers                                       3,479               51,532              (45,304)                (623)
Participant withdrawals                                      (665)             (11,346)             (25,692)                (583)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                         60,857              296,297              937,091              131,312
                                                =================================================================================


                                                      WANGER               WANGER                                  WANGER U.S.
                                                   INTERNATIONAL        INTERNATIONAL                                SMALLER
                                                      SELECT             SMALL CAP          WANGER SELECT           COMPANIES
                                                ------------------    -----------------   ------------------    -----------------
Accumulation units outstanding,
     beginning of period                                   46,802              369,832              141,795              368,385
Participant deposits                                       43,757              146,768               28,399               78,113
Participant transfers                                       1,400              (29,446)              62,269               85,619
Participant withdrawals                                    (2,087)             (11,195)              (3,360)             (24,712)
                                                ---------------------------------------------------------------------------------
Accumulation units outstanding,
     end of period                                         89,872              475,959              229,103              507,405
                                                =================================================================================



(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                      SUBACCOUNT
                                                     ----------------------------------------------------------------------------

                                                          PHOENIX-                          PHOENIX-ALLIANCE/
                                                          ABERDEEN       PHOENIX-AIM MID-       BERNSTEIN       PHOENIX-ALLIANCE/
                                                       INTERNATIONAL        CAP EQUITY       ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES             SERIES             SERIES          + VALUE SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             60,926             19,263              94,171              18,354
Participant deposits                                            69,548             12,494               6,896              35,901
Participant transfers                                           35,077             82,268              71,363             177,802
Participant withdrawals                                         (2,301)               (76)                (81)             (7,785)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  163,250            113,949             172,349             224,272
                                                     ============================================================================

                                                       PHOENIX-DUFF &        PHOENIX-            PHOENIX-
                                                        PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                     ESTATE SECURITIES    CAPITAL GROWTH        & MID-CAP         GOODWIN MONEY
                                                           SERIES             SERIES          GROWTH SERIES       MARKET SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             71,731            100,387             109,759             428,650
Participant deposits                                            82,244            392,864              64,988             837,971
Participant transfers                                          127,812             86,676             (27,821)           (574,595)
Participant withdrawals                                         (2,346)            (3,843)             (4,580)             (8,473)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  279,441            576,084             142,346             683,553
                                                     ============================================================================

                                                                             PHOENIX-
                                                          PHOENIX-        GOODWIN MULTI-
                                                       GOODWIN MULTI-      SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND       FLEXIBLE INCOME     RISING DIVIDENDS
                                                       INCOME SERIES          SERIES              SERIES              SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            194,385                  -             110,675               6,517
Participant deposits                                           113,463            694,186             224,784              72,953
Participant transfers                                          559,204            554,198             189,373              43,952
Participant withdrawals                                         (4,863)           (26,429)             (5,831)             (1,107)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  862,189          1,221,955             519,001             122,315
                                                     ============================================================================

                                                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                       QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE      U.S. MULTI-CAP
                                                           SERIES             SERIES              SERIES              SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period              9,423             78,757               4,847                 521
Participant deposits                                             4,119            566,533              11,962               8,712
Participant transfers                                           44,121            196,509              14,601              12,708
Participant withdrawals                                         (3,082)           (18,010)             (2,294)               (397)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   54,581            823,789              29,116              21,544
                                                     ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                      SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD         PHOENIX-MFS
                                                        ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                      DEBENTURE SERIES     VALUE SERIES       VALUE SERIES         STOCK SERIES
                                                     -----------------   ----------------  ------------------  -------------------
Accumulation units outstanding, beginning of period              5,691             94,806              40,929              113,456
Participant deposits                                            87,729            765,267              67,338              299,539
Participant transfers                                          102,119            435,422             176,786              225,740
Participant withdrawals                                         (3,567)           (14,005)             (1,525)             (17,433)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  191,972          1,281,490             283,528              621,302
                                                     =============================================================================

                                                        PHOENIX-MFS                             PHOENIX-            PHOENIX-
                                                      INVESTORS TRUST      PHOENIX-MFS      NORTHERN DOW 30     NORTHERN NASDAQ-
                                                          SERIES           VALUE SERIES          SERIES        100 INDEX(R) SERIES
                                                     -----------------   ----------------  ------------------  -------------------
Accumulation units outstanding, beginning of period             22,936            158,884              46,654              135,777
Participant deposits                                           100,413             43,519              58,392              115,651
Participant transfers                                           95,709            280,182             153,480               67,487
Participant withdrawals                                           (510)           (12,010)               (854)              (7,369)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  218,548            470,575             257,672              311,546
                                                     =============================================================================

                                                         PHOENIX-            PHOENIX-
                                                      OAKHURST GROWTH        OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                        AND INCOME          STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL
                                                          SERIES        ALLOCATION SERIES    EQUITY SERIES        VALUE SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            223,725            132,617             300,799               48,648
Participant deposits                                           371,157            131,537              80,870               24,046
Participant transfers                                          236,373            294,774              92,354                5,123
Participant withdrawals                                        (11,338)            (4,389)             (6,029)                (686)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  819,917            554,539             467,994               77,131
                                                     =============================================================================

                                                      PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                      BERNSTEIN MID-     BERNSTEIN SMALL-    MID-CAP GROWTH     STRATEGIC THEME
                                                     CAP VALUE SERIES    CAP VALUE SERIES        SERIES              SERIES
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            108,878             64,433             116,827               41,268
Participant deposits                                           164,303            100,245             191,283               92,475
Participant transfers                                           83,261            227,459             183,408              (33,578)
Participant withdrawals                                         (4,492)            (3,870)             (3,617)                 (22)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  351,950            388,267             487,901              100,143
                                                     =============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                      SUBACCOUNT
                                                     ----------------------------------------------------------------------------

                                                      PHOENIX-STATE
                                                      STREET RESEARCH    AIM V.I. CAPITAL                       ALGER AMERICAN
                                                         SMALL-CAP         APPRECIATION     AIM V.I. PREMIER   LEVERAGED ALLCAP
                                                       GROWTH SERIES           FUND           EQUITY FUND          PORTFOLIO
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             14,432            214,040              87,133              97,783
Participant deposits                                            99,414            296,328               5,715             102,932
Participant transfers                                           30,318             76,731              22,916              35,619
Participant withdrawals                                         (3,240)           (12,493)             (2,245)             (4,029)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  140,924            574,606             113,519             232,305
                                                     ============================================================================

                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.         INCOME BOND                            VIP GROWTH
                                                         GOVERNMENT         FUND II --      VIP CONTRAFUND(R)    OPPORTUNITIES
                                                       SECURITIES II      PRIMARY SHARES       PORTFOLIO           PORTFOLIO
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            873,234             86,311             118,108              31,057
Participant deposits                                           518,560             70,839             228,171              23,520
Participant transfers                                        1,505,122            205,396             243,342              45,414
Participant withdrawals                                        (50,975)            (8,044)             (1,879)             (1,817)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                2,845,941            354,502             587,742              98,174
                                                     ============================================================================

                                                                                              TEMPLETON           TEMPLETON
                                                        VIP GROWTH        MUTUAL SHARES        FOREIGN              GROWTH
                                                         PORTFOLIO       SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            102,721            158,719              90,717              81,359
Participant deposits                                           372,109             66,502              82,467             422,682
Participant transfers                                          172,690            195,578             171,983             100,997
Participant withdrawals                                         (8,298)            (5,638)             (1,540)             (3,621)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  639,222            415,161             343,627             601,417
                                                     ============================================================================

                                                                                                                 SCUDDER VIT
                                                                                            RYDEX VARIABLE      EAFE(R) EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR            INDEX
                                                      TRUST JUNO FUND     TRUST NOVA FUND    ROTATION FUND            FUND
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period                  -                  -                   -             139,107
Participant deposits                                           431,150            245,551               9,993              87,351
Participant transfers                                          464,118             39,108              42,420              22,119
Participant withdrawals                                            (24)                 -                   -              (3,164)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  895,244            284,659              52,413             245,413
                                                     ============================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                     ----------------------------------------------------------------------------

                                                        SCUDDER VIT                                                 WANGER
                                                      EQUITY 500 INDEX      TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                            FUND             PORTFOLIO           FORTY             SMALL CAP
                                                     -----------------   ----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period            270,650             12,738              24,275              98,058
Participant deposits                                           267,615             75,970               6,028             217,842
Participant transfers                                          445,126             33,752              17,292              58,763
Participant withdrawals                                         (9,138)                (1)               (793)             (4,831)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  974,253            122,459              46,802             369,832
                                                     ============================================================================

                                                                           WANGER U.S.
                                                                             SMALLER
                                                       WANGER TWENTY        COMPANIES
                                                     -----------------   ----------------
Accumulation units outstanding, beginning of period             33,660            155,983
Participant deposits                                            53,838            153,067
Participant transfers                                           54,730             62,488
Participant withdrawals                                           (433)            (3,153)
                                                     ------------------------------------
Accumulation units outstanding, end of period                  141,795            368,385
                                                     ====================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.675% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $10,332, $3,956 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $32,981, $10,433 and $1,414 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



PRICEWATERHOUSECOOPERS [LOGO]



To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

                             Phoenix Investor's Edge(R)

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004


                                                          DEATH BENEFIT OPTION 3












                                [LOGO]PHOENIX(R)

                 VA0445AR3 (C) 2005 The Phoenix Companies, Inc.

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004


                                                           PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                         INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $       100,008    $       304,891     $        15,429    $        93,266
                                                       =================  =================   =================  =================
     Investment at market                               $       139,485    $       364,482     $        18,220    $       122,124
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                           139,485            364,482              18,220            122,124
LIABILITIES
     Accrued expenses                                               223                594                  30                200
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $       139,262    $       363,888     $        18,190    $       121,924
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   53,213            211,057               6,035             60,205
                                                       =================  =================   =================  =================
Unit value                                              $      2.617050    $      1.724125     $      3.014354    $      2.025155
                                                       =================  =================   =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-            ENGEMANN            ENGEMANN
                                                          PHELPS REAL         ENGEMANN           GROWTH AND           SMALL-CAP
                                                       ESTATE SECURITIES   CAPITAL GROWTH          INCOME              GROWTH
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $       172,398    $       163,215     $       229,080    $        42,172
                                                       =================  =================   =================  =================
     Investment at market                               $       214,321    $       173,086     $       267,980    $        53,094
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                           214,321            173,086             267,980             53,094
LIABILITIES
     Accrued expenses                                               347                283                 437                 86
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $       213,974    $       172,803     $       267,543    $        53,008
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   53,205             90,988             127,949             23,340
                                                       =================  =================   =================  =================
Unit value                                              $      4.021676    $      1.899172     $      2.091021    $      2.271113
                                                       =================  =================   =================  =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION           EQUITY            MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $       811,887    $       596,318     $       270,118    $       332,053
                                                       =================  =================   =================  =================
     Investment at market                               $       912,301    $       690,404     $       270,118    $       346,299
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                           912,301            690,404             270,118            346,299
LIABILITIES
     Accrued expenses                                             1,498              1,124                 443                567
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $       910,803    $       689,280     $       269,675    $       345,732
                                                       =================  =================   =================  =================
Accumulation units outstanding                                  419,156            325,031             138,998            136,572
                                                       =================  =================   =================  =================
Unit value                                              $      2.172945    $      2.120659     $      1.940132    $      2.531494
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)


                                                           PHOENIX-
                                                        GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                          TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $       119,612    $        77,259     $        14,890    $       114,299
                                                       =================  ==================  =================  =================
     Investment at market                               $       121,745    $        83,977     $        19,731    $       128,305
                                                       -----------------  ------------------  -----------------  -----------------
         Total assets                                           121,745             83,977              19,731            128,305
LIABILITIES
     Accrued expenses                                               196                136                  32                202
                                                       -----------------  ------------------  -----------------  -----------------
NET ASSETS                                              $       121,549    $        83,841     $        19,699    $       128,103
                                                       =================  ==================  =================  =================
Accumulation units outstanding                                  115,617             36,302               6,761             46,604
                                                       =================  ==================  =================  =================
Unit value                                              $      1.051307    $      2.309506     $      2.913778    $      2.748759
                                                       =================  ==================  =================  =================

                                                                            PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD
                                                        PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP
                                                        SMALL-CAP VALUE      DEBENTURE             VALUE              VALUE
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        18,547    $        70,154     $       270,175    $        56,253
                                                       =================  =================   =================  =================
     Investment at market                               $        25,228    $        74,284     $       305,942    $        73,220
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            25,228             74,284             305,942             73,220
LIABILITIES
     Accrued expenses                                                41                122                 494                118
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        25,187    $        74,162     $       305,448    $        73,102
                                                       =================  =================   =================  =================
Accumulation units outstanding                                    8,486             28,618             109,940             24,763
                                                       =================  =================   =================  =================
Unit value                                              $      2.968165    $      2.591445     $      2.778331    $      2.951979
                                                       =================  =================   =================  =================

                                                                              PHOENIX-
                                                                              NORTHERN         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           PHOENIX-          NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                        NORTHERN DOW 30       INDEX(R)           CAP VALUE          CAP VALUE
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        15,237    $        81,313     $       441,195    $       371,934
                                                       =================  =================   =================  =================
     Investment at market                               $        17,077    $       112,909     $       537,736    $       469,273
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            17,077            112,909             537,736            469,273
LIABILITIES
     Accrued expenses                                                28                185                 874                760
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        17,049    $       112,724     $       536,862    $       468,513
                                                       =================  =================   =================  =================
Accumulation units outstanding                                    7,829             58,161             172,490            144,651
                                                       =================  =================   =================  =================
Unit value                                              $      2.177754    $      1.938140     $      3.112431    $      3.238917
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)


                                                        PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                        MID-CAP GROWTH     STRATEGIC THEME       APPRECIATION       CORE EQUITY
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $     1,617,948    $        21,822     $       130,641    $        39,305
                                                       =================  =================   =================  =================
     Investment at market                               $     1,847,614    $        22,154     $       142,824    $        38,351
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                         1,847,614             22,154             142,824             38,351
LIABILITIES
     Accrued expenses                                             2,982                 36                 231                 56
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $     1,844,632    $        22,118     $       142,593    $        38,295
                                                       =================  =================   =================  =================
Accumulation units outstanding                                1,032,202             12,130              70,518             37,697
                                                       =================  =================   =================  =================
Unit value                                              $      1.787084    $      1.823304     $      2.022081    $      1.015882
                                                       =================  =================   =================  =================

                                                                                               FEDERATED FUND     FEDERATED HIGH
                                                                            ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                       AIM V.I. PREMIER       LEVERAGED          GOVERNMENT         FUND II --
                                                            EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        98,235    $     1,521,832     $       475,203    $       789,476
                                                       =================  =================   =================  =================
     Investment at market                               $       116,182    $     1,711,669     $       479,220    $       862,431
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                           116,182          1,711,669             479,220            862,431
LIABILITIES
     Accrued expenses                                               187              2,761                 783              1,418
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $       115,995    $     1,708,908     $       478,437    $       861,013
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   65,530            917,634             221,485            335,467
                                                       =================  =================   =================  =================
Unit value                                              $      1.770106    $      1.862299     $      2.160135    $      2.566605
                                                       =================  =================   =================  =================

                                                                             VIP GROWTH                             MUTUAL SHARES
                                                       VIP CONTRAFUND(R)   OPPORTUNITIES         VIP GROWTH          SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $       100,450    $        52,653     $       214,879    $       194,595
                                                       =================  =================   =================  =================
     Investment at market                               $       128,376    $        61,019     $       261,219    $       241,429
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                           128,376             61,019             261,219            241,429
LIABILITIES
     Accrued expenses                                               208                100                 427                390
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $       128,168    $        60,919     $       260,792    $       241,039
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   49,435             29,343             142,810             99,923
                                                       =================  =================   =================  =================
Unit value                                              $      2.592647    $      2.076098     $      1.826146    $      2.412237
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE     RYDEX VARIABLE
                                                            FOREIGN             GROWTH             TRUST               TRUST
                                                           SECURITIES         SECURITIES            JUNO               NOVA
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $        74,086    $        77,336     $       148,756    $         1,249
                                                       =================  =================   =================  =================
     Investment at market                               $        92,044    $       102,262     $       131,403    $         1,400
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                            92,044            102,262             131,403              1,400
LIABILITIES
     Accrued expenses                                               150                166                 216                  2
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $        91,894    $       102,096     $       131,187    $         1,398
                                                       =================  =================   =================  =================
Accumulation units outstanding                                   37,469             42,573             143,006              1,027
                                                       =================  =================   =================  =================
Unit value                                              $      2.452520    $      2.398128     $      0.917350    $      1.360149
                                                       =================  =================   =================  =================

                                                         RYDEX VARIABLE       SCUDDER VIT        SCUDDER VIT
                                                          TRUST SECTOR       EAFE(R) EQUITY       EQUITY 500
                                                            ROTATION             INDEX              INDEX           TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $         1,873    $        94,096     $        98,431    $         4,625
                                                       =================  =================   =================  =================
     Investment at market                               $         2,131    $       131,085     $       113,810    $         4,077
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                             2,131            131,085             113,810              4,077
LIABILITIES
     Accrued expenses                                                 4                211                 185                  7
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $         2,127    $       130,874     $       113,625    $         4,070
                                                       =================  =================   =================  =================
Accumulation units outstanding                                    1,706             55,050              53,914              2,897
                                                       =================  =================   =================  =================
Unit value                                              $      1.246356    $      2.377376     $      2.107507    $      1.404913
                                                       =================  =================   =================  =================

                                                            WANGER             WANGER                               WANGER U.S.
                                                         INTERNATIONAL      INTERNATIONAL          WANGER             SMALLER
                                                            SELECT            SMALL CAP            SELECT            COMPANIES
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                 $         1,863    $       169,582     $        52,680    $       327,730
                                                       =================  =================   =================  =================
     Investment at market                               $         2,093    $       278,791     $        70,736    $       489,179
                                                       -----------------  -----------------   -----------------  -----------------
         Total assets                                             2,093            278,791              70,736            489,179
LIABILITIES

     Accrued expenses                                                 3                445                 115                793
                                                       -----------------  -----------------   -----------------  -----------------
NET ASSETS                                              $         2,090    $       278,346     $        70,621    $       488,386
                                                       =================  =================   =================  =================
Accumulation units outstanding                                      720             86,818              24,715            172,769
                                                       =================  =================   =================  =================
Unit value                                              $      2.902498    $      3.206077     $      2.857407    $      2.826818
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                           PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                         INTERNATIONAL         GROWTH              GROWTH          ENHANCED INDEX
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $         8,606    $           341     $             -    $         1,714
Expenses
     Mortality and expense fees                                   8,665              7,116                 449              2,301
     Indexing (gain) loss                                           146                122                   9                 46
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                       (205)            (6,897)               (458)              (633)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                 20,352              1,073               1,299                379
Net realized gain distribution from Fund                              -                  -                 293                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               12,546             11,495                 237              9,043
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                    32,898             12,568               1,829              9,422
Net increase (decrease) in net assets resulting from
     operations                                         $        32,693    $         5,671     $         1,371    $         8,789
                                                       =================  =================   =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &       PHOENIX-            ENGEMANN            ENGEMANN
                                                          PHELPS REAL         ENGEMANN           GROWTH AND           SMALL-CAP
                                                       ESTATE SECURITIES   CAPITAL GROWTH          INCOME              GROWTH
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $         3,872    $         1,439     $         2,868    $             -
Expenses
     Mortality and expense fees                                   4,202              2,895               4,424              3,260
     Indexing (gain) loss                                           (82)                52                  92                 58
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                       (248)            (1,508)             (1,648)            (3,318)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                (73,721)             3,732               5,440           (118,522)
Net realized gain distribution from Fund                         17,025                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               28,479              5,626              17,495              3,567
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                   (28,217)             9,358              22,935           (114,955)
Net increase (decrease) in net assets resulting from
     operations                                         $       (28,465)   $         7,850     $        21,287    $      (118,273)
                                                       =================  =================   =================  =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN          PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC      ENGEMANN VALUE       GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION          EQUITY              MARKET             INCOME
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $        22,729    $         4,658     $         4,654    $        17,709
Expenses
     Mortality and expense fees                                  16,772              8,667              14,563              5,419
     Indexing (gain) loss                                           263                185                 152                 74
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                      5,694             (4,194)            (10,061)            12,216
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                  2,662             11,180                   -                (70)
Net realized gain distribution from Fund                         22,974                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               15,687             60,125                   -              2,872
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                    41,323             71,305                   -              2,802
Net increase (decrease) in net assets resulting from
     operations                                         $        47,017    $        67,111     $       (10,061)   $        15,018
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                           PHOENIX-
                                                        GOODWIN MULTI-                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                         SECTOR SHORT        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                          TERM BOND        RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $         4,044    $         1,106     $           136    $         1,146
Expenses
     Mortality and expense fees                                   1,857              1,138                 335              1,492
     Indexing (gain) loss                                            23                 20                  10                 40
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                      2,164                (52)               (209)              (386)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                    436                 69                  30                (14)
Net realized gain distribution from Fund                              -                  -                 196                703
Net change in unrealized appreciation (depreciation)
     on investment                                                1,170              2,001               3,696             12,925
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                     1,606              2,070               3,922             13,614
Net increase (decrease) in net assets resulting from
     operations                                         $         3,770    $         2,018     $         3,713    $        13,228
                                                       =================  =================   =================  =================

                                                                            PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD
                                                         PHOENIX-LAZARD     ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP
                                                        SMALL-CAP VALUE      DEBENTURE             VALUE              VALUE
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $             -    $         3,848     $         2,209    $           304
Expenses
     Mortality and expense fees                                     432              1,451               4,128              1,120
     Indexing (gain) loss                                            12                 20                  98                 36
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                       (444)             2,377              (2,017)              (852)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                     16               (843)             (1,379)              (412)
Net realized gain distribution from Fund                          2,035                967               1,138                426
Net change in unrealized appreciation (depreciation)
     on investment                                                1,193              1,126              25,290             11,844
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                     3,244              1,250              25,049             11,858
Net increase (decrease) in net assets resulting from
     operations                                         $         2,800    $         3,627     $        23,032    $        11,006
                                                       =================  =================   =================  =================

                                                                              PHOENIX-
                                                                              NORTHERN         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           PHOENIX-          NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                        NORTHERN DOW 30       INDEX(R)           CAP VALUE           CAP VALUE
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $           273    $           626     $           741    $             -
Expenses
     Mortality and expense fees                                     317              2,050              13,796             12,572
     Indexing (gain) loss                                             5                 48                 405                433
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                        (49)            (1,472)            (13,460)           (13,005)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                      3                508              37,890             67,956
Net realized gain distribution from Fund                              -                  -              35,943             37,097
Net change in unrealized appreciation (depreciation)
     on investment                                                  479              9,483              42,843             38,708
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                       482              9,991             116,676            143,761
Net increase (decrease) in net assets resulting from
     operations                                         $           433    $         8,519     $       103,216    $       130,756
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                         PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                         MID-CAP GROWTH    STRATEGIC THEME      APPRECIATION        CORE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(2)
                                                       -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $             -    $             -     $             -    $            55
Expenses
     Mortality and expense fees                                  10,621                663               2,355                 56
     Indexing (gain) loss                                           335                 11                  46                  1
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                    (10,956)              (674)             (2,401)                (2)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                  4,767             (3,025)                 28                 (1)
Net realized gain distribution from Fund                              -                  -                   -              1,637
Net change in unrealized appreciation (depreciation)
     on investment                                              224,877              4,085               9,035               (954)
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                   229,644              1,060               9,063                682
Net increase (decrease) in net assets resulting from
     operations                                         $       218,688     $          386     $         6,662    $           680
                                                       =================  =================   =================  =================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                           ALGER AMERICAN         FOR U.S.          INCOME BOND
                                                       AIM V.I. PREMIER       LEVERAGED          GOVERNMENT           FUND II --
                                                           EQUITY              ALLCAP           SECURITIES II      PRIMARY SHARES
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $           519    $             -     $        19,362    $        58,787
Expenses
     Mortality and expense fees                                   1,989              8,573               8,164             16,035
     Indexing (gain) loss                                            37                281                  91                229
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                     (1,507)            (8,854)             11,107             42,523
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                  2,848                305              (3,522)              (549)
Net realized gain distribution from Fund                              -                  -               2,261                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                3,191            175,815              (4,857)            23,034
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                     6,039            176,120              (6,118)            22,485
Net increase (decrease) in net assets resulting from
     operations                                         $         4,532    $       167,266     $         4,989    $        65,008
                                                       =================  =================   =================  =================

                                                                             VIP GROWTH                            MUTUAL SHARES
                                                       VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH         SECURITIES
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $           204    $           338     $           387    $         1,623
Expenses
     Mortality and expense fees                                   1,823              1,282               4,828              4,267
     Indexing (gain) loss                                            47                 25                  91                 92
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                     (1,666)              (969)             (4,532)            (2,736)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                     86              1,902                (521)             1,787
Net realized gain distribution from Fund                              -                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               16,022                799               6,962             24,633
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                    16,108              2,701               6,441             26,420
Net increase (decrease) in net assets resulting from
     operations                                         $        14,442    $         1,732     $         1,909    $        23,684
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                          TEMPLETON            TEMPLETON       RYDEX VARIABLE     RYDEX VARIABLE
                                                           FOREIGN               GROWTH            TRUST               TRUST
                                                          SECURITIES           SECURITIES           JUNO               NOVA
                                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $           731    $         1,074     $             -    $             1
Expenses
     Mortality and expense fees                                   1,331              1,985               2,502                 15
     Indexing (gain) loss                                            38                 51                  18                  -
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                       (638)              (962)             (2,520)               (14)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                    397              6,107                 (24)                 -
Net realized gain distribution from Fund                              -                  -               1,336                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               12,175              8,476             (15,802)               151
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                    12,572             14,583             (14,490)               151
Net increase (decrease) in net assets resulting from
     operations                                         $        11,934    $        13,621     $       (17,010)   $           137
                                                       =================  =================   =================  =================

                                                        RYDEX VARIABLE       SCUDDER VIT         SCUDDER VIT
                                                         TRUST SECTOR       EAFE(R) EQUITY        EQUITY 500
                                                          ROTATION              INDEX               INDEX           TECHNOLOGY
                                                         SUBACCOUNT(1)       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $             -    $         2,843     $         1,018    $             -
Expenses
     Mortality and expense fees                                      22              2,296               1,910                 76
     Indexing (gain) loss                                             1                 68                  41                  1
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                        (23)               479                (933)               (77)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                      1                705                  17                 (8)
Net realized gain distribution from Fund                              -                  -                   -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                  258             17,945               9,275                (64)
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                       259             18,650               9,292                (72)
Net increase (decrease) in net assets resulting from
     operations                                         $           236    $        19,129     $         8,359    $          (149)
                                                       =================  =================   =================  =================

                                                            WANGER             WANGER                               WANGER U.S.
                                                        INTERNATIONAL       INTERNATIONAL           WANGER            SMALLER
                                                            SELECT            SMALL CAP             SELECT           COMPANIES
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                      $             -    $        13,296     $             -    $             -
Expenses
     Mortality and expense fees                                     951             13,009               1,036              8,881
     Indexing (gain) loss                                            54                298                  29                226
                                                       -----------------  -----------------   -----------------  -----------------
Net investment income (loss)                                     (1,005)               (11)             (1,065)            (9,107)
                                                       -----------------  -----------------   -----------------  -----------------
Net realized gain (loss) from share transactions                 90,812            201,584                 136             17,305
Net realized gain distribution from Fund                              -                  -                  47                  -
Net change in unrealized appreciation (depreciation)
     on investment                                              (66,650)           (35,870)             10,756             59,344
                                                       -----------------  -----------------   -----------------  -----------------
Net gain (loss) on investment                                    24,162            165,714              10,939             76,649
Net increase (decrease) in net assets resulting from
     operations                                         $        23,157    $       165,703     $         9,874    $        67,542
                                                       =================  =================   =================  =================


Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date May 27, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.


                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                           PHOENIX-                             PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                         INTERNATIONAL         GROWTH              GROWTH          ENHANCED INDEX
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $          (205)   $        (6,897)    $          (458)   $          (633)
         Net realized gain (loss)                                20,352              1,073               1,592                379
         Net change in unrealized appreciation
            (depreciation) on investment                         12,546             11,495                 237              9,043
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            32,693              5,671               1,371              8,789
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                   352,626             28,693                   -                  -
         Participant transfers                                 (380,512)(e)        (16,017)              6,116              1,558
         Participant withdrawals                                 (1,588)           (28,487)            (13,565)            (4,504)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             (29,474)           (15,811)             (7,449)            (2,946)
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           3,219            (10,140)             (6,078)             5,843
NET ASSETS
     Beginning of period                                        136,043            374,028              24,268            116,081
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       139,262    $       363,888     $        18,190    $       121,924
                                                       =================  =================   =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-            ENGEMANN            ENGEMANN
                                                          PHELPS REAL         ENGEMANN           GROWTH AND           SMALL-CAP
                                                       ESTATE SECURITIES   CAPITAL GROWTH          INCOME              GROWTH
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $          (248)   $        (1,508)    $        (1,648)   $        (3,318)
         Net realized gain (loss)                               (56,696)             3,732               5,440           (118,522)
         Net change in unrealized appreciation
            (depreciation) on investment                         28,479              5,626              17,495              3,567
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                           (28,465)             7,850              21,287           (118,273)
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    52,010                  -               7,872             40,426
         Participant transfers                                  120,295             14,257(c)           28,294(b)          65,994
         Participant withdrawals                                 (1,747)               (44)            (20,412)            (4,733)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             170,558             14,213              15,754            101,687
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         142,093             22,063              37,041            (16,586)
NET ASSETS
     Beginning of period                                         71,881            150,740             230,502             69,594
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       213,974    $       172,803     $       267,543    $        53,008
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                           PHOENIX-                                                   PHOENIX-
                                                           ENGEMANN           PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                           STRATEGIC       ENGEMANN VALUE       GOODWIN MONEY      SECTOR FIXED
                                                          ALLOCATION           EQUITY              MARKET             INCOME
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $         5,694    $        (4,194)    $       (10,061)   $        12,216
         Net realized gain (loss)                                25,636             11,180                   -                (70)
         Net change in unrealized appreciation
            (depreciation) on investment                         15,687             60,125                   -              2,872
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            47,017             67,111             (10,061)            15,018
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    16,320             10,817             241,903             27,511
         Participant transfers                                   64,581            235,387(d)           68,918            147,538(a)
         Participant withdrawals                                (50,878)            (9,163)            (90,976)            (7,476)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              30,023            237,041             219,845            167,573
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          77,040            304,152             209,784            182,591
NET ASSETS
     Beginning of period                                        833,763            385,128              59,891            163,141
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       910,803    $       689,280     $       269,675    $       345,732
                                                       =================  =================   =================  =================

                                                           PHOENIX-
                                                        GOODWIN MULTI-                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SECTOR SHORT       PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                          TERM BOND       RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $         2,164    $           (52)    $          (208)   $          (386)
         Net realized gain (loss)                                   436                 69                 226                689
         Net change in unrealized appreciation
            (depreciation) on investment                          1,170              2,001               3,696             12,925
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             3,770              2,018               3,714             13,228
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    13,997             18,367                   -                  -
         Participant transfers                                   21,041             31,702                   -             91,979
         Participant withdrawals                                    (49)            (1,112)                  -             (6,318)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              34,989             48,957                   -             85,661
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          38,759             50,975               3,714             98,889
NET ASSETS
     Beginning of period                                         82,790             32,866              15,985             29,214
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       121,549    $        83,841     $        19,699    $       128,103
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                               STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                                            PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                         PHOENIX-LAZARD     ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                        SMALL-CAP VALUE      DEBENTURE             VALUE               VALUE
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $          (444)   $         2,377     $        (2,017)   $          (852)
         Net realized gain (loss)                                 2,051                124                (241)                14
         Net change in unrealized appreciation
            (depreciation) on investment                          1,193              1,126              25,290             11,844
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             2,800              3,627              23,032             11,006
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     2,622              2,185              19,314                  -
         Participant transfers                                      (73)            26,177             204,204             31,183
         Participant withdrawals                                     (7)           (22,735)            (28,878)           (10,337)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               2,542              5,627             194,640             20,846
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           5,342              9,254             217,672             31,852
NET ASSETS
     Beginning of period                                         19,845             64,908              87,776             41,250
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $        25,187    $        74,162     $       305,448    $        73,102
                                                       =================  =================   =================  =================

                                                                              PHOENIX-
                                                                              NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           PHOENIX-          NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                        NORTHERN DOW 30       INDEX(R)           CAP VALUE          CAP VALUE
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $           (49)   $        (1,472)    $       (13,460)   $       (13,005)
         Net realized gain (loss)                                     3                508              73,833            105,053
         Net change in unrealized appreciation
            (depreciation) on investment                            479              9,483              42,843             38,708
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                               433              8,519             103,216            130,756
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         -                943             107,037             58,249
         Participant transfers                                      509                (42)             13,242             11,857
         Participant withdrawals                                    (10)            (2,406)            (10,822)            (7,312)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions                 499             (1,505)            109,457             62,794
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             932              7,014             212,673            193,550
NET ASSETS
     Beginning of period                                         16,117            105,710             324,189            274,963
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $        17,049    $       112,724     $       536,862    $       468,513
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                               STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                        PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                        MID-CAP GROWTH    STRATEGIC THEME       APPRECIATION        CORE EQUITY
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(2)
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $       (10,956)   $          (674)    $        (2,401)   $            (2)
         Net realized gain (loss)                                 4,767             (3,025)                 28              1,636
         Net change in unrealized appreciation
            (depreciation) on investment                        224,877              4,085               9,035               (954)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                           218,688                386               6,662                680
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    21,030                  -               5,317                  -
         Participant transfers                                1,401,274            (42,361)             27,698             37,902(f)
         Participant withdrawals                                (22,859)              (291)             (7,310)              (287)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           1,399,445            (42,652)             25,705             37,615
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       1,618,133            (42,266)             32,367             38,295
NET ASSETS
     Beginning of period                                        226,499             64,384             110,226                  -
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $     1,844,632    $        22,118     $       142,593    $        38,295
                                                       =================  =================   =================  =================

                                                                                               FEDERATED FUND     FEDERATED HIGH
                                                                           ALGER AMERICAN         FOR U.S.          INCOME BOND
                                                       AIM V.I. PREMIER       LEVERAGED          GOVERNMENT          FUND II --
                                                           EQUITY              ALLCAP          SECURITIES II      PRIMARY SHARES
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $        (1,507)   $        (8,854)    $        11,107    $        42,523
         Net realized gain (loss)                                 2,848                305              (1,261)              (549)
         Net change in unrealized appreciation
            (depreciation) on investment                          3,191            175,815              (4,857)            23,034
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             4,532            167,266               4,989             65,008
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         -             38,112                   -             26,902
         Participant transfers                                    2,501          1,420,106             206,775             66,576
         Participant withdrawals                                   (415)            (1,698)            (81,964)           (46,361)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               2,086          1,456,520             124,811             47,117
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           6,618          1,623,786             129,800            112,125
NET ASSETS
     Beginning of period                                        109,377             85,122             348,637            748,888
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       115,995    $     1,708,908     $       478,437    $       861,013
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                               STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)


                                                                             VIP GROWTH                            MUTUAL SHARES
                                                       VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH          SECURITIES
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $        (1,666)   $          (969)    $        (4,532)   $        (2,736)
         Net realized gain (loss)                                    86              1,902                (521)             1,787
         Net change in unrealized appreciation
            (depreciation) on investment                         16,022                799               6,962             24,633
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            14,442              1,732               1,909             23,684
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     4,700              8,434                 821             41,868
         Participant transfers                                   31,233            (21,230)             55,240            (15,359)
         Participant withdrawals                                   (509)              (898)            (29,124)            (1,340)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              35,424            (13,694)             26,937             25,169
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          49,866            (11,962)             28,846             48,853
NET ASSETS
     Beginning of period                                         78,302             72,881             231,946            192,186
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $       128,168    $        60,919     $       260,792    $       241,039
                                                       =================  =================   =================  =================

                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE     RYDEX VARIABLE
                                                            FOREIGN             GROWTH              TRUST              TRUST
                                                           SECURITIES         SECURITIES            JUNO               NOVA
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $          (638)   $          (962)    $        (2,520)   $           (14)
         Net realized gain (loss)                                   397              6,107               1,312                  -
         Net change in unrealized appreciation
            (depreciation) on investment                         12,175              8,476             (15,802)               151
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            11,934             13,621             (17,010)               137
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    13,997             13,387                   -                  -
         Participant transfers                                   23,388            (17,874)             56,939              1,261
         Participant withdrawals                                   (184)           (23,192)             (3,749)                 -
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              37,201            (27,679)             53,190              1,261
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          49,135            (14,058)             36,180              1,398
NET ASSETS
     Beginning of period                                         42,759            116,154              95,007                  -
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $        91,894    $       102,096     $       131,187    $         1,398
                                                       =================  =================   =================  =================

                       See Notes to Financial Statements

                                               STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                        RYDEX VARIABLE       SCUDDER VIT        SCUDDER VIT
                                                         TRUST SECTOR       EAFE(R) EQUITY       EQUITY 500
                                                           ROTATION             INDEX              INDEX            TECHNOLOGY
                                                        SUBACCOUNT(1)         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $           (23)   $           479     $          (933)   $           (77)
         Net realized gain (loss)                                     1                705                  17                 (8)
         Net change in unrealized appreciation
            (depreciation) on investment                            258             17,945               9,275                (64)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                               236             19,129               8,359               (149)
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         -              3,933                 943                  -
         Participant transfers                                    1,891             (2,801)             36,206                  -
         Participant withdrawals                                      -             (2,595)             (1,483)               (10)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               1,891             (1,463)             35,666                (10)
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           2,127             17,666              44,025               (159)
NET ASSETS
     Beginning of period                                              -            113,208              69,600              4,229
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $         2,127    $       130,874     $       113,625    $         4,070
                                                       =================  =================   =================  =================

                                                            WANGER             WANGER                             WANGER U.S.
                                                         INTERNATIONAL      INTERNATIONAL         WANGER            SMALLER
                                                            SELECT            SMALL CAP           SELECT           COMPANIES
                                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                   $        (1,005)   $           (11)    $        (1,065)   $        (9,107)
         Net realized gain (loss)                                90,812            201,584                 183             17,305
         Net change in unrealized appreciation
            (depreciation) on investment                        (66,650)           (35,870)             10,756             59,344
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                            23,157            165,703               9,874             67,542
                                                       -----------------  -----------------   -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     2,130            352,744              14,717             63,352
         Participant transfers                               (1,082,882)        (1,557,509)               (831)           (98,005)
         Participant withdrawals                                      -            (10,419)                (28)            (5,409)
                                                       -----------------  -----------------   -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          (1,080,752)        (1,215,184)             13,858            (40,062)
                                                       -----------------  -----------------   -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (1,057,595)        (1,049,481)             23,732             27,480
NET ASSETS
     Beginning of period                                      1,059,685          1,327,827              46,889            460,906
                                                       -----------------  -----------------   -----------------  -----------------
     End of period                                      $         2,090    $       278,346     $        70,621    $       488,386
                                                       =================  =================   =================  =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date May 27, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN       PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (83)   $          (689)   $          (651)    $          (528)
     Net realized gain (loss)                                      3,844                 33                 95                (155)
     Net change in unrealized appreciation (depreciation)
         on investments                                           30,740              8,993             21,953              10,842
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            34,501              8,337             21,397              10,159
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          8,296                  -                  -                   -
     Participant transfers                                       (13,513)+           14,163             73,149              83,946
     Participant withdrawals                                      (3,435)              (119)               (12)            (14,431)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (8,652)            14,044             73,137              69,515
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        25,849             22,381             94,534              79,674

NET ASSETS
     Beginning of period                                         110,194             22,666             21,547              24,954
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       136,043    $        45,047    $       116,081     $       104,628
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           871    $        (2,279)   $        (1,532)    $        (1,050)
     Net realized gain (loss)                                      3,487                194             24,393                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                           12,681             27,978             18,878                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            17,039             25,893             41,739              (1,050)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            419              1,467             10,200             207,022
     Participant transfers                                        20,427             38,547              9,551            (215,582)
     Participant withdrawals                                        (348)            (6,650)           (33,362)                (92)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            20,498             33,364            (13,611)             (8,652)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        37,537             59,257             28,128              (9,702)

NET ASSETS
     Beginning of period                                          34,344             91,483             41,466              69,593
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        71,881    $       150,740    $        69,594     $        59,891
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE         PHOENIX-KAYNE
                                                             INCOME              BOND               INCOME         RISING DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         6,820    $         1,213    $         2,986     $          (406)
     Net realized gain (loss)                                        271                  2              5,573                 329
     Net change in unrealized appreciation (depreciation)
         on investments                                            9,309                963                 59               5,119
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,400              2,178              8,618               5,042
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -              12,648
     Participant transfers                                        53,299             80,754           (138,947)              1,065
     Participant withdrawals                                      (4,510)              (142)            (2,200)               (589)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            48,789             80,612           (141,147)             13,124
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        65,189             82,790           (132,529)             18,166

NET ASSETS
     Beginning of period                                          97,952                  -            282,016              14,700
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       163,141    $        82,790    $       149,487     $        32,866
                                                        =================  =================  =================   =================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT(4)      SUBACCOUNT(5)        SUBACCOUNT         SUBACCOUNT(7)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            19    $           102    $          (304)    $            16
     Net realized gain (loss)                                          2                 26                305                 284
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,145              1,081              5,531                 289
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,166              1,209              5,532                 589
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             28,005              7,854              14,245
     Participant transfers                                        14,819                  -              1,271                   -
     Participant withdrawals                                           -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,819             28,005              9,125              14,245
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        15,985             29,214             14,657              14,834

NET ASSETS
     Beginning of period                                               -                  -              5,188                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        15,985    $        29,214    $        19,845     $        14,834
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)



                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP        INVESTORS
                                                         BOND-DEBENTURE         VALUE               VALUE           GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                        ----------------- ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,491    $          (369)   $          (167)   $        (6,324)
     Net realized gain (loss)                                        683                626                257                657
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,067             10,540              5,123             64,315
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             5,241             10,797              5,213             58,648
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,324             30,582              1,029             18,929
     Participant transfers                                        49,844             45,351             35,146             92,053 ++
     Participant withdrawals                                      (1,554)            (1,026)              (138)            (9,772)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting              54,614             74,907             36,037            101,210
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        59,855             85,704             41,250            159,858

NET ASSETS
     Beginning of period                                           5,053              2,072                  -            214,170
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        64,908    $        87,776    $        41,250    $       374,028
                                                        =================  =================  =================  =================

                                                           PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS       PHOENIX-NORTHERN      NASDAQ-100
                                                              TRUST             VALUE              DOW 30            INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (111)   $          (852)   $           (56)   $        (1,415)
     Net realized gain (loss)                                        329               (491)               878                128
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,309             45,440              3,260             24,701
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             1,527             44,097              4,082             23,414
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             50,067                  -             15,300
     Participant transfers                                         2,372             (2,125)              (379)            (6,014)
     Participant withdrawals                                      (4,060)            (3,532)              (855)               (66)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (1,688)            44,410             (1,234)             9,220
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          (161)            88,507              2,848             32,634

NET ASSETS
     Beginning of period                                           7,163            161,682             13,269             73,076
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         7,002    $       250,189    $        16,117    $       105,710
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC         OAKHURST VALUE        BERNSTEIN
                                                            AND INCOME        ALLOCATION            EQUITY          GLOBAL VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,739)   $         5,169    $        (3,536)    $          (113)
     Net realized gain (loss)                                      3,106                348              1,876              (3,645)
     Net change in unrealized appreciation (depreciation)
         on investments                                           44,683            118,419             71,218               4,155
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            46,050            123,936             69,558                 397
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         17,353             48,357             11,758               4,150
     Participant transfers                                        51,493             25,063             54,616             (50,032)
     Participant withdrawals                                     (41,630)           (23,864)           (26,714)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            27,216             49,556             39,660             (45,882)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        73,266            173,492            109,218             (45,485)

NET ASSETS
     Beginning of period                                         157,236            660,271            275,910              49,348
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       230,502    $       833,763    $       385,128     $         3,863
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN       BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                                          MID-CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (5,418)   $        (4,266)   $        (4,325)    $        (1,681)
     Net realized gain (loss)                                     16,175              2,761              4,567              (4,155)
     Net change in unrealized appreciation (depreciation)
         on investments                                           86,751             76,160             51,244              30,193
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            97,508             74,655             51,486              24,357
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         13,960             23,865             11,567               8,020
     Participant transfers                                       (34,657)           (31,486)            19,693             (99,872)
     Participant withdrawals                                     (38,892)           (15,456)           (28,780)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (59,589)           (23,077)             2,480             (91,852)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        37,919             51,578             53,966             (67,495)

NET ASSETS
     Beginning of period                                         286,270            223,385            172,533             131,879
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       324,189    $       274,963    $       226,499     $        64,384
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                         PHOENIX-STATE
                                                        STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER      ALGER AMERICAN
                                                        SMALL-CAP GROWTH     APPRECIATION          EQUITY          LEVERAGED ALLCAP
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,176)   $        (2,027)   $        (1,750)    $        (1,802)
     Net realized gain (loss)                                     16,596               (727)            (2,794)             12,364
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,554             25,089             23,595              20,946
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            17,974             22,335             19,051              31,508
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,415             10,069             11,834              15,707
     Participant transfers                                         3,144            (54,403)           (53,598)             (7,576)
     Participant withdrawals                                      (2,265)                 -                  -              (4,802)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             6,294            (44,334)           (41,764)              3,329
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        24,268            (21,999)           (22,713)             34,837

NET ASSETS
     Beginning of period                                               -            132,225            132,090              50,285
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        24,268    $       110,226    $       109,377     $        85,122
                                                        =================  =================  =================   =================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT        FUND II --                             VIP GROWTH
                                                           SECURITIES II    PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         8,557    $         2,711    $          (954)    $          (781)
     Net realized gain (loss)                                     (1,985)             1,239                116                 (98)
     Net change in unrealized appreciation (depreciation)
         on investments                                           (6,861)            52,448             14,351              13,868
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (289)            56,398             13,513              12,989
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         23,807            186,429                  -                   -
     Participant transfers                                       (99,904)           391,657             26,725              17,827
     Participant withdrawals                                     (18,873)            (7,011)              (407)               (762)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (94,970)           571,075             26,318              17,065
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (95,259)           627,473             39,831              30,054

NET ASSETS
     Beginning of period                                         443,896            121,415             38,471              42,827
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       348,637    $       748,888    $        78,302     $        72,881
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                                                                  TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN              GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (3,889)   $        (1,290)   $           297     $          (520)
     Net realized gain (loss)                                      7,125             (1,414)             1,358                 (81)
     Net change in unrealized appreciation (depreciation)
         on investments                                           55,530             34,683             10,492              24,720
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            58,766             31,979             12,147              24,119
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         22,950             14,245                  -              10,200
     Participant transfers                                         9,831             11,050             40,291              26,166
     Participant withdrawals                                     (47,607)            (1,028)           (40,992)               (301)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (14,826)            24,267               (701)             36,065
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        43,940             56,246             11,446              60,184

NET ASSETS
     Beginning of period                                         188,006            135,940             31,313              55,970
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       231,946    $       192,186    $        42,759     $       116,154
                                                        =================  =================  =================   =================

                                                                              SCUDDER VIT         SCUDDER VIT
                                                          RYDEX VARIABLE    EAFE(R) EQUITY        EQUITY 500
                                                            TRUST JUNO           INDEX               INDEX            TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (697)   $         1,989    $          (382)    $           (53)
     Net realized gain (loss)                                          1               (112)               429                 (24)
     Net change in unrealized appreciation (depreciation)
         on investments                                           (1,551)            24,657             10,805               1,388
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            (2,247)            26,534             10,852               1,311
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         21,429             11,648                  -                   -
     Participant transfers                                        75,825              6,998             32,117                   -
     Participant withdrawals                                           -             (1,234)            (4,754)                 (8)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            97,254             17,412             27,363                  (8)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        95,007             43,946             38,215               1,303

NET ASSETS
     Beginning of period                                               -             69,262             31,385               2,926
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        95,007    $       113,208    $        69,600     $         4,229
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                                                WANGER                                WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                          SUBACCOUNT(6)        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (2,240)   $        (7,204)   $          (702)    $        (7,631)
     Net realized gain (loss)                                          7              8,897               (808)              2,894
     Net change in unrealized appreciation (depreciation)
         on investments                                           66,880            169,941              7,794             135,282
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            64,647            171,634              6,284             130,545
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        791,478            810,812              1,690              29,809
     Participant transfers                                       203,560            163,761            (25,754)             (7,710)
     Participant withdrawals                                           -            (18,826)                 -             (18,523)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           995,038            955,747            (24,064)              3,576
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,059,685          1,127,381            (17,780)            134,121

NET ASSETS
     Beginning of period                                               -            200,446             64,669             326,785
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     1,059,685    $     1,327,827    $        46,889     $       460,906
                                                        =================  =================  =================   =================




+  Participant transfers include net assets transferred in from Aberdeen
   New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 1, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception July 1, 2003 to December 31, 2003.
(4) From inception September 5, 2003 to December 31, 2003.
(5) From inception October 1, 2003 to December 31, 2003.
(6) From inception October 6, 2003 to December 31, 2003.
(7) From inception November 12, 2003 to December 31, 2003.


                       See Notes to Financial Statements

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Investor's Edge(R) (Death Benefit Option 3) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policy holders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather
(formerly, Phoenix-MFS Investors Growth Stock Series)   than current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------------------------------------------------------------------------

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
                                                        High current income by investing primarily in a
Federated High Income Bond Fund II                      professionally managed, diversified portfolio of fixed
                                                        income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                            $         1,441,363                  $         1,471,050
      Phoenix-AIM Growth Series                                                     58,298                               81,047
      Phoenix-Alger Small-Cap Growth Series                                         31,539                               39,159
      Phoenix-Alliance/Bernstein Enhanced Index Series                               3,757                                7,335
      Phoenix-Duff & Phelps Real Estate Securities Series                        1,410,920                            1,223,362
      Phoenix-Engemann Capital Growth Series                                        53,406                               40,678
      Phoenix-Engemann Growth and Income Series                                     93,907                               79,743
      Phoenix-Engemann Small-Cap Growth Series                                   1,346,017                            1,247,681
      Phoenix-Engemann Strategic Allocation Series                                 143,049                               84,305
      Phoenix-Engemann Value Equity Series                                         302,055                               68,743
      Phoenix-Goodwin Money Market Series                                        3,169,045                            2,958,923
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             226,662                               46,591
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           70,205                               33,001
      Phoenix-Kayne Rising Dividends Series                                         51,097                                2,113
      Phoenix-Kayne Small-Cap Quality Value Series                                     333                                  340
      Phoenix-Lazard International Equity Select Series                            118,933                               32,774
      Phoenix-Lazard Small-Cap Value Series                                          4,621                                  481
      Phoenix-Lord Abbett Bond-Debenture Series                                     36,733                               27,754
      Phoenix-Lord Abbett Large-Cap Value Series                                   253,962                               59,839
      Phoenix-Lord Abbett Mid-Cap Value Series                                      35,007                               14,540
      Phoenix-Northern Dow 30 Series                                                   775                                  325
      Phoenix-Northern Nasdaq-100 Index(R) Series                                    6,062                                9,035
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             1,590,550                            1,458,288
      Phoenix-Sanford Bernstein Small-Cap Value Series                           1,556,416                            1,469,236
      Phoenix-Seneca Mid-Cap Growth Series                                       1,455,609                               64,534
      Phoenix-Seneca Strategic Theme Series                                          3,073                               46,475

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                               $            43,210                  $            19,857
      AIM V.I. Mid-Cap Core Equity Fund                                             39,593                                  287
      AIM V.I. Premier Equity Fund                                                  25,615                               25,037

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                  1,458,011                                7,730

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             285,279                              146,900
      Federated High Income Bond Fund II -- Primary Shares                         186,300                               96,545

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   36,974                                3,143
      VIP Growth Opportunities Portfolio                                             9,945                               24,633
      VIP Growth Portfolio                                                          63,154                               40,710

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                104,128                               81,637
      Templeton Foreign Securities Fund                                             46,051                                9,411
      Templeton Growth Securities Fund                                              49,899                               78,575

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                70,636                               18,580
      Rydex Variable Trust Nova Fund                                                 1,262                                   13
      Rydex Variable Trust Sector Rotation Fund                                      1,892                                   20

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         11,600                               12,567
      Scudder VIT Equity 500 Index Fund                                             38,585                                3,785

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                               -                                   87

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                    2,130                            1,085,450
      Wanger International Small Cap                                               517,515                            1,734,297
      Wanger Select                                                                 15,085                                2,211
      Wanger U.S. Smaller Companies                                                 65,521                              114,695

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(9)
     Accumulation units outstanding                                                  53,213            61,563           64,476
     Unit value                                                                   $2.617050         $2.209801        $1.709092
     Net assets (thousands)                                                            $139              $136             $110
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.94%             1.95%            2.20% *
     Total return                                                                    18.43%            29.30%          (13.17%)


     PHOENIX-AIM GROWTH SERIES(7)
     Accumulation units outstanding                                                 211,057           221,659          150,366
     Unit value                                                                   $1.724125         $1.687407        $1.424323
     Net assets (thousands)                                                            $364              $374             $214
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.09%                 -                - *
     Total return                                                                     2.18%            18.47%          (28.43%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(11)
     Accumulation units outstanding                                                   6,035             8,062                -
     Unit value                                                                   $3.014354         $3.010436                -
     Net assets (thousands)                                                             $18               $24                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     0.13%            53.14%                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
     Accumulation units outstanding                                                  60,205            61,731           14,182
     Unit value                                                                   $2.025155         $1.880448        $1.519302
     Net assets (thousands)                                                            $122              $116              $22
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.45%             1.20%            1.16% *
     Total return                                                                     7.70%            23.77%          (22.13%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                                  53,205            23,604           15,290
     Unit value                                                                   $4.021676         $3.045185        $2.246123
     Net assets (thousands)                                                            $214               $72              $34
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.80%             3.74%            4.17% *
     Total return                                                                    32.07%            35.58%            8.29%

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
     Accumulation units outstanding                                                  90,988            81,693           61,490
     Unit value                                                                   $1.899172         $1.845203        $1.487770
     Net assets (thousands)                                                            $173              $151              $91
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.97%             0.08%                - *
     Total return                                                                     2.92%            24.02%          (22.27%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(5)
     Accumulation units outstanding                                                 127,949           119,408          101,801
     Unit value                                                                   $2.091021         $1.930372        $1.544536
     Net assets (thousands)                                                            $268              $231             $157
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.26%             1.13%            1.37% *
     Total return                                                                     8.32%            24.98%          (22.73%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                  23,340            32,959           28,194
     Unit value                                                                   $2.271113         $2.111567        $1.470749
     Net assets (thousands)                                                             $53               $70              $41
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     7.56%            43.57%          (21.67%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(2)
     Accumulation units outstanding                                                 419,156           404,283          376,304
     Unit value                                                                   $2.172945         $2.062322        $1.754615
     Net assets (thousands)                                                            $911              $834             $660
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          2.64%             2.68%            3.45% *
     Total return                                                                     5.36%            17.54%           (8.88%)


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                                 325,031           201,066          174,960
     Unit value                                                                   $2.120659         $1.915440        $1.576992
     Net assets (thousands)                                                            $689              $385             $276
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.05%             0.95%            1.56% *
     Total return                                                                    10.71%            21.46%          (19.39%)

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(5)
     Accumulation units outstanding                                                 138,998            30,506           34,996
     Unit value                                                                   $1.940132         $1.963151        $1.988579
     Net assets (thousands)                                                            $270               $60              $70
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.62%             0.71%            1.36% *
     Total return                                                                    (1.17%)           (1.28%)          (0.49%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
     Accumulation units outstanding                                                 136,572            67,508           45,536
     Unit value                                                                   $2.531494         $2.416608        $2.151112
     Net assets (thousands)                                                            $346              $163              $98
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          6.37%             6.90%            8.21% *
     Total return                                                                     4.75%            12.34%            6.18%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(13)
     Accumulation units outstanding                                                 115,617            81,333                -
     Unit value                                                                   $1.051307         $1.017908                -
     Net assets (thousands)                                                            $122               $83                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                          4.25%             6.91% *              -
     Total return                                                                     3.28%             1.65%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(10)
     Accumulation units outstanding                                                  36,302            14,687            7,671
     Unit value                                                                   $2.309506         $2.237779        $1.916316
     Net assets (thousands)                                                             $84               $33              $15
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.89%             0.58%            4.03% *
     Total return                                                                     3.21%            16.78%           (4.95%)


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(14)
     Accumulation units outstanding                                                   6,761             6,761                -
     Unit value                                                                   $2.913778         $2.364387                -
     Net assets (thousands)                                                             $20               $16                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                          0.79%             2.41% *              -
     Total return                                                                    23.24%             7.87%                -

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(15)
     Accumulation units outstanding                                                  46,604            12,072                -
     Unit value                                                                   $2.748759         $2.419721                -
     Net assets (thousands)                                                            $128               $29                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                          1.50%             7.44% *              -
     Total return                                                                    13.60%            12.99%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(10)
     Accumulation units outstanding                                                   8,486             7,497            2,671
     Unit value                                                                   $2.968165         $2.646853        $1.942805
     Net assets (thousands)                                                             $25               $20               $5
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -             0.10%            3.22% *
     Total return                                                                    12.14%            36.24%           (3.54%)


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(10)
     Accumulation units outstanding                                                  28,618            26,628            2,394
     Unit value                                                                   $2.591445         $2.437584        $2.111168
     Net assets (thousands)                                                             $74               $65               $5
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          5.17%             5.91%           39.81% *
     Total return                                                                     6.31%            15.46%            3.56%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(10)
     Accumulation units outstanding                                                 109,940            34,896            1,052
     Unit value                                                                   $2.778331         $2.515403        $1.969767
     Net assets (thousands)                                                            $305               $88               $2
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.04%             0.97%            1.54% *
     Total return                                                                    10.45%            27.70%           (0.53%)


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(11)
     Accumulation units outstanding                                                  24,763            17,021                -
     Unit value                                                                   $2.951979         $2.423260                -
     Net assets (thousands)                                                             $73               $41                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                          0.53%             1.03% *              -
     Total return                                                                    21.82%            32.51%                -

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(4)
     Accumulation units outstanding                                                   7,829             7,597            7,812
     Unit value                                                                   $2.177754         $2.121963        $1.698647
     Net assets (thousands)                                                             $17               $16              $13
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.68%             1.66%            2.04% *
     Total return                                                                     2.63%            24.92%          (17.87%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(2)
     Accumulation units outstanding                                                  58,161            58,846           59,373
     Unit value                                                                   $1.938140         $1.796338        $1.230779
     Net assets (thousands)                                                            $113              $106              $73
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.60%                 -                - *
     Total return                                                                     7.89%            45.95%          (30.19%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(4)
     Accumulation units outstanding                                                 172,490           122,970          150,098
     Unit value                                                                   $3.112431         $2.636325        $1.907219
     Net assets (thousands)                                                            $537              $324             $286
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.10%             0.17%            1.64% *
     Total return                                                                    18.06%            38.23%          (13.92%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
     Accumulation units outstanding                                                 144,651           102,113          117,021
     Unit value                                                                   $3.238917         $2.692730        $1.908937
     Net assets (thousands)                                                            $469              $275             $223
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -            1.19% *
     Total return                                                                    20.28%            41.06%          (12.82%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                               1,032,202           132,625          127,619
     Unit value                                                                   $1.787084         $1.707809        $1.351930
     Net assets (thousands)                                                          $1,845              $226             $173
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.64%            26.32%          (31.38%)

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)
                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES(1)
     Accumulation units outstanding                                                  12,130            36,506          100,638
     Unit value                                                                   $1.823304         $1.763680        $1.310436
     Net assets (thousands)                                                             $22               $64             $132
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     3.38%            34.59%          (32.16%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                  70,518            56,990           86,820
     Unit value                                                                   $2.022081         $1.934135        $1.522975
     Net assets (thousands)                                                            $143              $110             $132
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     4.55%            27.00%          (21.45%)


     AIM V.I. MID-CAP CORE EQUITY FUND(18)
     Accumulation units outstanding                                                  37,697                 -                -
     Unit value                                                                   $1.015882                 -                -
     Net assets (thousands)                                                             $38                 -                -
     Mortality and expense ratio                                                      1.95% *               -                -
     Investment income ratio                                                          1.91% *               -                -
     Total return                                                                     1.83%                 -                -


     AIM V.I. PREMIER EQUITY FUND(5)
     Accumulation units outstanding                                                  65,530            64,084           94,915
     Unit value                                                                   $1.770106         $1.706797        $1.391674
     Net assets (thousands)                                                            $116              $109             $132
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.51%             0.30%            1.00% *
     Total return                                                                     3.71%            22.64%          (27.26%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(8)
     Accumulation units outstanding                                                 917,634            48,486           37,837
     Unit value                                                                   $1.862299         $1.755583        $1.328972
     Net assets (thousands)                                                          $1,709               $85              $50
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -            0.01% *
     Total return                                                                     6.08%            32.10%          (31.49%)

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(5)
     Accumulation units outstanding                                                 221,485           163,961          209,532
     Unit value                                                                   $2.160135         $2.126338        $2.118509
     Net assets (thousands)                                                            $478              $349             $444
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          4.62%             4.06%            0.03% *
     Total return                                                                     1.59%             0.37%            5.70%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(2)
     Accumulation units outstanding                                                 335,467           316,019           61,397
     Unit value                                                                   $2.566605         $2.369756        $1.977537
     Net assets (thousands)                                                            $861              $749             $121
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          7.15%             2.81%            7.14% *
     Total return                                                                     8.31%            19.83%           (1.22%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(4)
     Accumulation units outstanding                                                  49,435            34,155           21,119
     Unit value                                                                   $2.592647         $2.292530        $1.821605
     Net assets (thousands)                                                            $128               $78              $38
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.22%             0.28%                - *
     Total return                                                                    13.09%            25.85%          (10.57%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(5)
     Accumulation units outstanding                                                  29,343            36,850           27,530
     Unit value                                                                   $2.076098         $1.977767        $1.555636
     Net assets (thousands)                                                             $61               $73              $43
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.51%             0.57%                - *
     Total return                                                                     4.97%            27.14%          (21.71%)


     VIP GROWTH PORTFOLIO(5)
     Accumulation units outstanding                                                 142,810           128,601          135,714
     Unit value                                                                   $1.826146         $1.803610        $1.385303
     Net assets (thousands)                                                            $261              $232             $188
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.16%             0.19%                - *
     Total return                                                                     1.25%            30.20%          (29.51%)

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(3)
     Accumulation units outstanding                                                  99,923            87,986           76,369
     Unit value                                                                   $2.412237         $2.184271        $1.780040
     Net assets (thousands)                                                            $241              $192             $136
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          0.74%             1.14%            0.69% *
     Total return                                                                    10.44%            22.71%          (12.33%)


     TEMPLETON FOREIGN SECURITIES FUND(4)
     Accumulation units outstanding                                                  37,469            20,262           19,236
     Unit value                                                                   $2.452520         $2.110271        $1.627829
     Net assets (thousands)                                                             $92               $43              $31
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.07%             2.71%            1.72% *
     Total return                                                                    16.22%            29.64%          (15.67%)


     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                  42,573            55,102           34,400
     Unit value                                                                   $2.398128         $2.107975        $1.627011
     Net assets (thousands)                                                            $102              $116              $56
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.06%             1.38%            2.14% *
     Total return                                                                    13.76%            29.56%          (17.97%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(12)
     Accumulation units outstanding                                                 143,006            90,716                -
     Unit value                                                                   $0.917350         $1.047300                -
     Net assets (thousands)                                                            $131               $95                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                   (12.41%)            5.88%                -


     RYDEX VARIABLE TRUST NOVA FUND(17)
     Accumulation units outstanding                                                   1,027                 -                -
     Unit value                                                                   $1.360149                 -                -
     Net assets (thousands)                                                              $1                 -                -
     Mortality and expense ratio                                                      1.95% *               -                -
     Investment income ratio                                                          0.13% *               -                -
     Total return                                                                    10.83%                 -                -

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(17)
     Accumulation units outstanding                                                   1,706                 -                -
     Unit value                                                                   $1.246356                 -                -
     Net assets (thousands)                                                              $2                 -                -
     Mortality and expense ratio                                                      1.95% *               -                -
     Investment income ratio                                                              - *               -                -
     Total return                                                                    12.44%                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(5)
     Accumulation units outstanding                                                  55,050            55,592           44,473
     Unit value                                                                   $2.377376         $2.036383        $1.557393
     Net assets (thousands)                                                            $131              $113              $69
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          2.41%             4.14%            4.68% *
     Total return                                                                    16.75%            30.76%          (19.32%)


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                                  53,914            35,811           20,292
     Unit value                                                                   $2.107507         $1.943549        $1.546669
     Net assets (thousands)                                                            $114               $70              $31
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.04%             1.09%            2.14% *
     Total return                                                                     8.44%            25.66%          (21.03%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(2)
     Accumulation units outstanding                                                   2,897             2,903            2,911
     Unit value                                                                   $1.404913         $1.456817        $1.005404
     Net assets (thousands)                                                              $4                $4               $3
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    (3.56%)           44.90%          (40.48%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(16)
     Accumulation units outstanding                                                     720           445,103                -
     Unit value                                                                   $2.902498         $2.380766                -
     Net assets (thousands)                                                              $2            $1,060                -
     Mortality and expense ratio                                                      1.95%             1.95% *              -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                    21.91%            12.89%                -

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     WANGER INTERNATIONAL SMALL CAP(1)
     Accumulation units outstanding                                                  86,818           529,017          116,567
     Unit value                                                                   $3.206077         $2.509994        $1.719580
     Net assets (thousands)                                                            $278            $1,328             $200
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                          1.99%             0.19%                - *
     Total return                                                                    27.73%            45.97%          (13.85%)


     WANGER SELECT(2)
     Accumulation units outstanding                                                  24,715            19,196           33,936
     Unit value                                                                   $2.857407         $2.442644        $1.905623
     Net assets (thousands)                                                             $71               $47              $65
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    16.98%            28.18%           (4.19%)


     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                 172,769           189,178          188,360
     Unit value                                                                   $2.826818         $2.436362        $1.734905
     Net assets (thousands)                                                            $488              $461             $327
     Mortality and expense ratio                                                      1.95%             1.95%            1.95% *
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    16.03%            40.43%          (15.18%)


MORTALITY AND EXPENSE RATIO:

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 15, 2002 to December 31, 2002.
(2) From inception February 19, 2002 to December 31, 2002.
(3) From inception February 25, 2002 to December 31, 2002.
(4) From inception February 26, 2002 to December 31, 2002.
(5) From inception March 1, 2002 to December 31, 2002.
(6) From inception March 14, 2002 to December 31, 2002.
(7) From inception March 22, 2002 to December 31, 2002.
(8) From inception March 27, 2002 to December 31, 2002.
(9) From inception June 21, 2002 to December 31, 2002.
(12) From inception April 1, 2003 to December 31, 2003.
(12) From inception June 6, 2003 to December 31, 2003.
(13) From inception July 1, 2003 to December 31, 2003.
(14) From inception September 5, 2003 to December 31, 2003.
(15) From inception October 1, 2003 to December 31, 2003.
(16) From inception October 6, 2003 to December 31, 2003.
(17) From inception May 27, 2004 to December 31, 2004.
(18) From inception December 3, 2004 to December 31, 2004.
*Annualized.

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          PHOENIX-                              PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM           SMALL-CAP          BERNSTEIN
                                                        INTERNATIONAL         GROWTH               GROWTH          ENHANCED INDEX
                                                           SERIES             SERIES               SERIES             SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             61,563             221,659               8,062             61,731
Participant deposits                                           152,101              16,960                   -                  -
Participant transfers                                         (159,803)(e)         (10,046)              2,554                822
Participant withdrawals                                           (648)            (17,516)             (4,581)            (2,348)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   53,213             211,057               6,035             60,205
                                                      ============================================================================

                                                                                                  PHOENIX-            PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-            ENGEMANN            ENGEMANN
                                                         PHELPS REAL          ENGEMANN           GROWTH AND           SMALL-CAP
                                                      ESTATE SECURITIES    CAPITAL GROWTH          INCOME              GROWTH
                                                           SERIES             SERIES               SERIES              SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             23,604              81,693             119,408             32,959
Participant deposits                                            16,181                   -               3,902             18,727
Participant transfers                                           14,022               9,319(c)           14,786(b)         (26,221)
Participant withdrawals                                           (602)                (24)            (10,147)            (2,125)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   53,205              90,988             127,949             23,340
                                                      ============================================================================

                                                           PHOENIX-                                                   PHOENIX-
                                                           ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                           STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                          ALLOCATION            EQUITY            MARKET               INCOME
                                                            SERIES              SERIES            SERIES               SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            404,283             201,066              30,506             67,508
Participant deposits                                             7,986               5,325             123,963             11,202
Participant transfers                                           31,274             123,237(d)           31,184             61,001(a)
Participant withdrawals                                        (24,387)             (4,597)            (46,655)            (3,139)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  419,156             325,031             138,998            136,572
                                                      ============================================================================

                                                           PHOENIX-
                                                        GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                          TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                            SERIES             SERIES             SERIES               SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             81,333              14,687               6,761             12,072
Participant deposits                                            13,769               8,173                   -                  -
Participant transfers                                           20,564              13,934                   -             37,201
Participant withdrawals                                            (49)               (492)                  -             (2,669)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  115,617              36,302               6,761             46,604
                                                      ============================================================================

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                            PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                        PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                       SMALL-CAP VALUE       DEBENTURE             VALUE               VALUE
                                                            SERIES             SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period              7,497              26,628              34,896             17,021
Participant deposits                                             1,018                 915               7,758                  -
Participant transfers                                              (26)             10,587              79,002             11,932
Participant withdrawals                                             (3)             (9,512)            (11,716)            (4,190)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    8,486              28,618             109,940             24,763
                                                      ============================================================================

                                                                              PHOENIX-
                                                                              NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          PHOENIX-           NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                       NORTHERN DOW 30        INDEX(R)           CAP VALUE           CAP VALUE
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------   -----------------
Accumulation units outstanding, beginning of period              7,597              58,846             122,970            102,113
Participant deposits                                                 -                 541              37,053             18,702
Participant transfers                                              237                  88              16,357             26,397
Participant withdrawals                                             (5)             (1,314)             (3,890)            (2,561)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,829              58,161             172,490            144,651
                                                      ============================================================================

                                                        PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                        MID-CAP GROWTH    STRATEGIC THEME       APPRECIATION        CORE EQUITY
                                                            SERIES             SERIES               FUND               FUND
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            132,625              36,506              56,990                  -
Participant deposits                                            12,105                   -               2,936                  -
Participant transfers                                          901,377             (24,216)             14,437             37,985(f)
Participant withdrawals                                        (13,905)               (160)             (3,845)              (288)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,032,202              12,130              70,518             37,697
                                                      ============================================================================

                                                                           ALGER AMERICAN      FEDERATED FUND     FEDERATED HIGH
                                                       AIM V.I. PREMIER       LEVERAGED           FOR U.S.          INCOME BOND
                                                           EQUITY              ALLCAP           GOVERNMENT           FUND II --
                                                            FUND              PORTFOLIO        SECURITIES II      PRIMARY SHARES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             64,084              48,486             163,961            316,019
Participant deposits                                                 -              20,650                   -             10,993
Participant transfers                                            1,688             849,493              96,425             28,130
Participant withdrawals                                           (242)               (995)            (38,901)           (19,675)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   65,530             917,634             221,485            335,467
                                                      ============================================================================

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                             VIP GROWTH                            MUTUAL SHARES
                                                       VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH            SECURITIES
                                                          PORTFOLIO           PORTFOLIO        PORTFOLIO                FUND
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             34,155              36,850             128,601             87,986
Participant deposits                                             1,968               4,174                 485             19,273
Participant transfers                                           13,528             (11,223)             30,217             (6,740)
Participant withdrawals                                           (216)               (458)            (16,493)              (596)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   49,435              29,343             142,810             99,923
                                                      ============================================================================

                                                          TEMPLETON           TEMPLETON        RYDEX VARIABLE     RYDEX VARIABLE
                                                           FOREIGN             GROWTH              TRUST               TRUST
                                                          SECURITIES          SECURITIES            JUNO                NOVA
                                                             FUND                FUND               FUND                FUND
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             20,262              55,102              90,716                  -
Participant deposits                                             6,678               6,631                   -                  -
Participant transfers                                           10,611              (8,080)             56,113              1,027
Participant withdrawals                                            (82)            (11,080)             (3,823)                 -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   37,469              42,573             143,006              1,027
                                                      ============================================================================

                                                       RYDEX VARIABLE        SCUDDER VIT        SCUDDER VIT
                                                        TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500
                                                          ROTATION              INDEX              INDEX             TECHNOLOGY
                                                            FUND                FUND               FUND              PORTFOLIO
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period                  -              55,592              35,811              2,903
Participant deposits                                                 -               2,007                 482                  -
Participant transfers                                            1,706              (1,305)             18,379                  -
Participant withdrawals                                              -              (1,244)               (758)                (6)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,706              55,050              53,914              2,897
                                                      ============================================================================

                                                           WANGER              WANGER                               WANGER U.S.
                                                        INTERNATIONAL       INTERNATIONAL         WANGER              SMALLER
                                                           SELECT             SMALL CAP           SELECT             COMPANIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            445,103             529,017              19,196            189,178
Participant deposits                                               821             129,422               5,827             24,667
Participant transfers                                         (445,204)           (567,745)               (297)           (38,954)
Participant withdrawals                                              -              (3,876)                (11)            (2,122)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      720              86,818              24,715            172,769
                                                      ============================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN      PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL     MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               64,476             12,438             14,182              16,670
Participant deposits                                               5,600                  -                  -                   -
Participant transfers                                             (6,677)             7,264             47,556              48,226
Participant withdrawals                                           (1,836)               (36)                (7)             (8,435)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     61,563             19,666             61,731              56,461
                                                        ===========================================================================

                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                             SERIES              SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               15,290             61,490             28,194              34,996
Participant deposits                                                 170                908              4,953             104,466
Participant transfers                                              8,291             23,126             17,143            (108,909)
Participant withdrawals                                             (147)            (3,831)           (17,331)                (47)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     23,604             81,693             32,959              30,506
                                                        ===========================================================================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE         PHOENIX-KAYNE
                                                             INCOME              BOND               INCOME         RISING DIVIDENDS
                                                             SERIES             SERIES              SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               45,536                  -            131,903               7,671
Participant deposits                                                   -                  -                  -               6,741
Participant transfers                                             23,943             81,476            (63,801)                566
Participant withdrawals                                           (1,971)              (143)            (1,076)               (291)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     67,508             81,333             67,026              14,687
                                                        ===========================================================================

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SMALL-CAP         INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                              SERIES             SERIES            SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -                  -              2,671                   -
Participant deposits                                                   -             12,072              4,118               5,888
Participant transfers                                              6,761                  -                708                   -
Participant withdrawals                                                -                  -                  -                   -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      6,761             12,072              7,497               5,888
                                                        ===========================================================================

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP         INVESTORS
                                                         BOND-DEBENTURE         VALUE               VALUE            GROWTH STOCK
                                                              SERIES            SERIES              SERIES              SERIES
                                                        ----------------- ------------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                2,394              1,052                  -             150,366
Participant deposits                                               2,955             12,840                484              12,843
Participant transfers                                             21,921             21,400             16,576              64,662
Participant withdrawals                                             (642)              (396)               (39)             (6,212)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     26,628             34,896             17,021             221,659
                                                        ===========================================================================

                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS       PHOENIX-NORTHERN       NASDAQ-100
                                                              TRUST             VALUE              DOW 30             INDEX(R)
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                4,549             93,379              7,812              59,373
Participant deposits                                                   -             27,257                437               9,099
Participant transfers                                              1,500               (701)              (209)             (9,573)
Participant withdrawals                                           (2,349)            (1,897)              (443)                (53)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      3,700            118,038              7,597              58,846
                                                        ===========================================================================

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC         OAKHURST VALUE        BERNSTEIN
                                                            AND INCOME        ALLOCATION            EQUITY          GLOBAL VALUE
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              101,801            376,304            174,960              28,879
Participant deposits                                               9,422             28,046              8,420               2,450
Participant transfers                                             31,988             12,183             32,786             (29,592)
Participant withdrawals                                          (23,803)           (12,250)           (15,100)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    119,408            404,283            201,066               1,737
                                                        ===========================================================================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN       BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                                          MID-CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              150,098            117,021            127,619             100,638
Participant deposits                                               7,671             11,110              8,841               6,266
Participant transfers                                            (18,528)           (19,921)            13,728             (70,398)
Participant withdrawals                                          (16,271)            (6,097)           (17,563)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    122,970            102,113            132,625              36,506
                                                        ===========================================================================

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                          PHOENIX-STATE
                                                        STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER      ALGER AMERICAN
                                                        SMALL-CAP GROWTH     APPRECIATION          EQUITY          LEVERAGED ALLCAP
                                                              SERIES             FUND               FUND              PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             86,820             94,915              37,837
Participant deposits                                               1,865              6,046              9,787              11,669
Participant transfers                                              6,976            (35,876)           (40,618)              2,013
Participant withdrawals                                             (779)                 -                  -              (3,033)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                      8,062             56,990             64,084              48,486
                                                        ===========================================================================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND                            VIP GROWTH
                                                            GOVERNMENT        FUND II --      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                           SECURITIES II    PRIMARY SHARES       PORTFOLIO            PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              209,532             61,397             21,119              27,530
Participant deposits                                              11,079             83,955                  -                   -
Participant transfers                                            (47,753)           173,829             13,247               9,756
Participant withdrawals                                           (8,897)            (3,162)              (211)               (436)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    163,961            316,019             34,155              36,850
                                                        ===========================================================================

                                                                                                  TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN              GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES          SECURITIES
                                                            PORTFOLIO             FUND               FUND                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              135,714             76,369             19,236              34,400
Participant deposits                                              15,203              6,864                  -               5,348
Participant transfers                                              6,070              5,296             23,106              15,447
Participant withdrawals                                          (28,386)              (543)           (22,080)                (93)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    128,601             87,986             20,262              55,102
                                                        ===========================================================================

                                                                              SCUDDER VIT        SCUDDER VIT
                                                          RYDEX VARIABLE    EAFE(R) EQUITY       EQUITY 500
                                                            TRUST JUNO           INDEX              INDEX            TECHNOLOGY
                                                               FUND              FUND               FUND             PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             44,473             20,292               2,911
Participant deposits                                              19,631              7,710                  -                   -
Participant transfers                                             71,085              4,152             18,278                   -
Participant withdrawals                                                -               (743)            (2,759)                 (8)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     90,716             55,592             35,811               2,903
                                                        ===========================================================================

                                         PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                WANGER                                WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -            116,567             33,936             188,360
Participant deposits                                             349,603            338,008              1,339              15,336
Participant transfers                                             95,500             83,411            (16,079)             (5,913)
Participant withdrawals                                                -             (8,969)                 -              (8,605)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    445,103            529,017             19,196             189,178
                                                        ===========================================================================

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.825% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $2,238, $1,135 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $25,499, $3,998 and $77 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

               PHOENIX INVESTOR'S EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[Logo]PricewaterhouseCoopers PWC

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

          Phoenix Investor's Edge(R)

                                                 V a r i a b l e   A n n u i t y











               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004


                     DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT




                                [logo]PHOENIX(R)


                 VA0445AR4 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004


                                                             PHOENIX-                           PHOENIX-ALGER     PHOENIX-DUFF &
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP         PHELPS REAL
                                                          INTERNATIONAL         GROWTH             GROWTH        ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       65,317     $        8,453     $        6,743     $       55,499
                                                        =================  =================  =================  =================
     Investment at market                                 $       74,137     $        9,015     $        7,281     $       56,328
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             74,137              9,015              7,281             56,328
LIABILITIES
     Accrued expenses                                                113                 14                 11                 51
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       74,024     $        9,001     $        7,270     $       56,277
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    28,197              5,205              2,406             13,950
                                                        =================  =================  =================  =================
Unit value                                                $     2.625249     $     1.729559     $     3.021690     $     4.034274
                                                        =================  =================  =================  =================

                                                             PHOENIX-          PHOENIX-           PHOENIX-            PHOENIX-
                                                             ENGEMANN          ENGEMANN           ENGEMANN            ENGEMANN
                                                             CAPITAL          GROWTH AND          SMALL-CAP           STRATEGIC
                                                             GROWTH             INCOME             GROWTH            ALLOCATION
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $        2,301     $      115,618     $       22,403     $      140,676
                                                        =================  =================  =================  =================
     Investment at market                                 $        2,931     $      123,990     $       26,064     $      153,878
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                              2,931            123,990             26,064            153,878
LIABILITIES
     Accrued expenses                                                  5                188                 40                255
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $        2,926     $      123,802     $       26,024     $      153,623
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     1,536             59,021             11,423             70,476
                                                        =================  =================  =================  =================
Unit value                                                $     1.905137     $     2.097591     $     2.278219     $     2.179784
                                                        =================  =================  =================  =================

                                                             PHOENIX-                              PHOENIX-           PHOENIX-
                                                             ENGEMANN          PHOENIX-         GOODWIN MULTI-     GOODWIN MULTI-
                                                              VALUE          GOODWIN MONEY       SECTOR FIXED       SECTOR SHORT
                                                              EQUITY            MARKET              INCOME           TERM BOND
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       56,168     $        5,044     $       79,396     $      159,917
                                                        =================  =================  =================  =================
     Investment at market                                 $       62,297     $        5,044     $       79,052     $      161,597
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             62,297              5,044             79,052            161,597
LIABILITIES
     Accrued expenses                                                 96                  7                182                261
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       62,201     $        5,037     $       78,870     $      161,336
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    29,239              2,588             31,058            153,214
                                                        =================  =================  =================  =================
Unit value                                                $     2.127314     $     1.946233     $     2.539454     $     1.053017
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)


                                                                              PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL    PHOENIX-LAZARD
                                                         RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT   SMALL-CAP VALUE
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       17,132     $        2,109     $       16,339     $        8,105
                                                        =================  =================  =================  =================
     Investment at market                                 $       18,071     $        3,092     $       18,193     $        8,645
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             18,071              3,092             18,193              8,645
LIABILITIES
     Accrued expenses                                                 28                  5                 27                  7
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       18,043     $        3,087     $       18,166     $        8,638
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     7,794              1,057              6,593              2,903
                                                        =================  =================  =================  =================
Unit value                                                $     2.315133     $     2.920851     $     2.755463     $     2.975390
                                                        =================  =================  =================  =================

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP       PHOENIX-
                                                           DEBENTURE            VALUE               VALUE         NORTHERN DOW 30
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       80,599     $       15,438     $       19,758     $       44,894
                                                        =================  =================  =================  =================
     Investment at market                                 $       81,817     $       16,941     $       25,182     $       46,745
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             81,817             16,941             25,182             46,745
LIABILITIES
     Accrued expenses                                                135                 26                 39                 71
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       81,682     $       16,915     $       25,143     $       46,674
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    31,444              6,073              8,497             21,365
                                                        =================  =================  =================  =================
Unit value                                                $     2.597743     $     2.785104     $     2.959165     $     2.184607
                                                        =================  =================  =================  =================

                                                             PHOENIX-
                                                             NORTHERN       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            NASDAQ-100       BERNSTEIN MID-    BERNSTEIN SMALL-   PHOENIX-SENECA
                                                             INDEX(R)          CAP VALUE          CAP VALUE       MID-CAP GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       71,170     $       78,311     $       60,025     $       24,831
                                                        =================  =================  =================  =================
     Investment at market                                 $       81,676     $      115,684     $       95,878     $       28,497
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             81,676            115,684             95,878             28,497
LIABILITIES
     Accrued expenses                                                126                179                148                 44
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       81,550     $      115,505     $       95,730     $       28,453
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    41,944             36,995             29,464             15,872
                                                        =================  =================  =================  =================
Unit value                                                $     1.944237     $     3.122187     $     3.249095     $     1.792677
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                          PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP   AIM V.I. PREMIER
                                                         STRATEGIC THEME      APPRECIATION        CORE EQUITY          EQUITY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       45,657     $       46,568     $        1,792     $       55,983
                                                        =================  =================  =================  =================
     Investment at market                                 $       67,470     $       67,003     $        1,748     $       76,438
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             67,470             67,003              1,748             76,438
LIABILITIES
     Accrued expenses                                                105                104                  2                117
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       67,365     $       66,899     $        1,746     $       76,321
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    36,831             32,980              1,718             42,981
                                                        =================  =================  =================  =================
Unit value                                                $     1.829032     $     2.028442     $     1.015970     $     1.775693
                                                        =================  =================  =================  =================

                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.         INCOME BOND
                                                           GOVERNMENT          FUND II --
                                                          SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       29,664     $       70,615     $       25,605     $        5,174
                                                        =================  =================  =================  =================
     Investment at market                                 $       29,422     $       77,850     $       28,219     $        5,261
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             29,422             77,850             28,219              5,261
LIABILITIES

     Accrued expenses                                                 45                121                 43                  8
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       29,377     $       77,729     $       28,176     $        5,253
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    13,557             30,190             10,834              2,868
                                                        =================  =================  =================  =================
Unit value                                                $     2.166926     $     2.574692     $     2.600790     $     1.831859
                                                        =================  =================  =================  =================

                                                                              TEMPLETON          TEMPLETON
                                                          MUTUAL SHARES        FOREIGN             GROWTH         RYDEX VARIABLE
                                                            SECURITIES        SECURITIES         SECURITIES         TRUST JUNO
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       73,509     $        2,231     $        4,546     $       55,708
                                                        =================  =================  =================  =================
     Investment at market                                 $       82,836     $        2,487     $        6,979     $       50,704
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             82,836              2,487              6,979             50,704
LIABILITIES
     Accrued expenses                                                127                  4                 11                 79
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       82,709     $        2,483     $        6,968     $       50,625
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    34,180              1,008              2,897             55,098
                                                        =================  =================  =================  =================
Unit value                                                $     2.419785     $     2.460224     $     2.405660     $     0.918827
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                             RYDEX VARIABLE      SCUDDER VIT        SCUDDER VIT
                                                          RYDEX VARIABLE      TRUST SECTOR      EAFE(R) EQUITY       EQUITY 500
                                                            TRUST NOVA          ROTATION            INDEX              INDEX
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       49,461     $        8,081     $        6,627     $       44,480
                                                        =================  =================  =================  =================
     Investment at market                                 $       56,240     $        9,130     $        7,491     $       48,229
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             56,240              9,130              7,491             48,229
LIABILITIES
     Accrued expenses                                                 86                 14                 10                 73
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       56,154     $        9,116     $        7,481     $       48,156
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    41,219              7,303              3,137             22,778
                                                        =================  =================  =================  =================
Unit value                                                $     1.362331     $     1.248346     $     2.384869     $     2.114134
                                                        =================  =================  =================  =================

                                                                                WANGER             WANGER
                                                                             INTERNATIONAL      INTERNATIONAL          WANGER
                                                           TECHNOLOGY           SELECT            SMALL CAP            SELECT
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                   $       21,591     $       19,552     $        5,739     $       58,722
                                                        =================  =================  =================  =================
     Investment at market                                 $       21,563      $      21,985     $        6,796     $       93,442
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             21,563             21,985              6,796             93,442
LIABILITIES
     Accrued expenses                                                 33                 23                 10                145
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                $       21,530     $       21,962     $        6,786     $       93,297
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    15,277              7,544              2,110             32,549
                                                        =================  =================  =================  =================
Unit value                                                $     1.409330     $     2.911601     $     3.216128     $     2.866388
                                                        =================  =================  =================  =================

                                                           WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        -----------------
ASSETS
     Investment at cost                                   $       23,617
                                                        =================
     Investment at market                                 $       31,729
                                                        -----------------
         Total assets                                             31,729
LIABILITIES
     Accrued expenses                                                 49
                                                        -----------------
NET ASSETS                                                $       31,680
                                                        =================
Accumulation units outstanding                                    11,172
                                                        =================
Unit value                                                $     2.835708
                                                        =================

                       See Notes to Financial Statements
                                      SA-4

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH         ENHANCED INDEX
                                                          SUBACCOUNT(7)      SUBACCOUNT(1)      SUBACCOUNT(5)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $        1,273     $            8     $            -     $            6
Expenses
     Mortality and expense fees                                      345                 74                 49                 16
     Indexing (gain) loss                                             14                  1                  1                 (2)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         914                (67)               (50)                (8)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     145                  3                  1                409
Net realized gain distribution from Fund                               -                  -                 35                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,820                562                538               (295)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      8,965                565                574                114
Net increase (decrease) in net assets resulting from
     operations                                           $        9,879     $          498     $          524     $          106
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                          PHOENIX-DUFF &       PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $          722     $           25     $        1,260     $            -
Expenses
     Mortality and expense fees                                      408                 65              1,527                454
     Indexing (gain) loss                                             15                  1                 32                 12
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         299                (41)              (299)              (466)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (2,325)               531               (127)              (103)
Net realized gain distribution from Fund                           4,287                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (259)              (362)             8,048              2,265
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,703                169              7,921              2,162
Net increase (decrease) in net assets resulting from
     operations                                           $        2,002     $          128     $        7,622     $        1,696
                                                        =================  =================  =================  =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT(6)     SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $        4,111     $          348     $           33     $        6,426
Expenses
     Mortality and expense fees                                    2,827                403                 71              1,356
     Indexing (gain) loss                                             45                 10                  1             29,320
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       1,239                (65)               (39)           (24,250)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,014                  2                  -                 28
Net realized gain distribution from Fund                           3,876                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,432              6,129                  -               (182)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      6,322              6,131                  -               (154)
Net increase (decrease) in net assets resulting from
     operations                                           $        7,561     $        6,066     $          (39)    $      (24,404)
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $        5,093     $          253     $           21     $          171
Expenses
     Mortality and expense fees                                    1,939                243                 67                179
     Indexing (gain) loss                                             25                  4                  2                  3
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       3,129                  6                (48)               (11)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     133                399                769                  6
Net realized gain distribution from Fund                               -                  -                 33                100
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,774                222                 13              1,854
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,907                621                815              1,960
Net increase (decrease) in net assets resulting from
     operations                                           $        5,036     $          627     $          767     $        1,949
                                                        =================  =================  =================  =================

                                                                             PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-           ABBETT             ABBETT
                                                         SMALL-CAP VALUE      DEBENTURE        LARGE-CAP VALUE     MID-CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(1)      SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $            -     $        4,192     $          122     $          112
Expenses
     Mortality and expense fees                                       53              1,406                169                362
     Indexing (gain) loss                                             (3)                20                  4                 11
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         (50)             2,766                (51)              (261)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (40)               126                  9              3,217
Net realized gain distribution from Fund                             677              1,065                 62                147
Net change in unrealized appreciation (depreciation)
     on investment                                                  (206)               494              1,503              2,359
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        431              1,685              1,574              5,723
Net increase (decrease) in net assets resulting from
     operations                                           $          381     $        4,451     $        1,523     $        5,462
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-          NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                         NORTHERN DOW 30       INDEX(R)           CAP VALUE          CAP VALUE
                                                          SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $          639     $          453     $          185     $            -
Expenses
     Mortality and expense fees                                      532              1,076              2,074              1,711
     Indexing (gain) loss                                              9                 28                 55                 48
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                          98               (651)            (1,944)            (1,759)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       3                 13                653              5,392
Net realized gain distribution from Fund                               -                  -              8,090              7,765
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,851              7,448             11,714              5,545
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,854              7,461             20,457             18,702
Net increase (decrease) in net assets resulting from
     operations                                           $        1,952     $        6,810     $       18,513     $       16,943
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(9)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $            -     $            -     $            -     $            3
Expenses
     Mortality and expense fees                                      505              1,233              1,209                  2
     Indexing (gain) loss                                             11                 24                 24                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        (516)            (1,257)            (1,233)                 1
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (22)             2,023                626                  -
Net realized gain distribution from Fund                               -                  -                  -                 75
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,783              1,215              3,439                (44)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,761              3,238              4,065                 31
Net increase (decrease) in net assets resulting from
     operations                                           $        1,245     $        1,981     $        2,832     $           32
                                                        =================  =================  =================  =================

                                                                            FEDERATED FUND      FEDERATED HIGH
                                                                               FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER     GOVERNMENT          FUND II --
                                                              EQUITY         SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $          347     $          894     $        4,202     $            9
Expenses
     Mortality and expense fees                                    1,487                480              1,282                198
     Indexing (gain) loss                                             25                  6                 19                  5
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,165)               408              2,901               (194)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,447                180                297                340
Net realized gain distribution from Fund                               -                104                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,069               (124)             3,031              2,244
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,516                160              3,328              2,584
Net increase (decrease) in net assets resulting from
     operations                                           $        2,351     $          568     $        6,229     $        2,390
                                                        =================  =================  =================  =================

                                                                                                  TEMPLETON          TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN             GROWTH
                                                           VIP GROWTH         SECURITIES          SECURITIES         SECURITIES
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT(8)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $            2     $          513     $            -     $           74
Expenses
     Mortality and expense fees                                       68              1,114                  8                117
     Indexing (gain) loss                                              1                 24                  -                  3
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         (67)              (625)                (8)               (46)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       3                  8                  -                 15
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                    87              7,803                256                880
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                         90              7,811                256                895
Net increase (decrease) in net assets resulting from
     operations                                           $           23     $        7,186     $          248     $          849
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                               RYDEX VARIABLE      SCUDDER VIT
                                                          RYDEX VARIABLE     RYDEX VARIABLE     TRUST SECTOR      EAFE(R) EQUITY
                                                            TRUST JUNO         TRUST NOVA         ROTATION             INDEX
                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(3)      SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $            -     $           25     $            -     $           18
Expenses
     Mortality and expense fees                                      778                793                 91                 45
     Indexing (gain) loss                                              4                 20                  3                  1
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        (782)              (788)               (94)               (28)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (5)                 8                  5                  1
Net realized gain distribution from Fund                             480                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                (5,259)             6,308              1,049                864
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     (4,784)             6,316              1,054                865
Net increase (decrease) in net assets resulting from
     operations                                           $       (5,566)    $        5,528     $          960     $          837
                                                        =================  =================  =================  =================

                                                           SCUDDER VIT                              WANGER            WANGER
                                                            EQUITY 500                          INTERNATIONAL      INTERNATIONAL
                                                             INDEX            TECHNOLOGY            SELECT           SMALL CAP
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT(6)     SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $          232     $           -      $           -      $           12
Expenses
     Mortality and expense fees                                      539                376                111                 60
     Indexing (gain) loss                                             12                  6                  4                  2
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        (319)              (382)              (115)               (50)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       6                (45)                74                  3
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,749               (465)             2,433              1,057
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,755               (510)             2,507              1,060
Net increase (decrease) in net assets resulting from
     operations                                           $        3,436     $         (892)    $        2,392     $        1,010
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                              WANGER U.S.
                                                              WANGER           SMALLER
                                                              SELECT          COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                        $            -     $            -
Expenses
     Mortality and expense fees                                    1,719                584
     Indexing (gain) loss                                             45                 15
                                                        -----------------  -----------------
Net investment income (loss)                                      (1,764)              (599)
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                   5,058                163
Net realized gain distribution from Fund                              91                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                10,979              4,889
                                                        -----------------  -----------------
Net gain (loss) on investment                                     16,128              5,052
Net increase (decrease) in net assets resulting from
     operations                                           $       14,364     $        4,453
                                                        =================  =================




Footnotes for Statements of Operations
For the period ended December 31, 2004


(1) From inception date January 9, 2004 to December 31, 2004.
(2) From inception date January 12, 2004 to December 31, 2004.
(3) From inception date March 9, 2004 to December 31, 2004.
(4) From inception date March 26, 2004 to December 31, 2004.
(5) From inception date April 13, 2004 to December 31, 2004.
(6) From inception date May 18, 2004 to December 31, 2004.
(7) From inception date September 25, 2004 to December 31, 2004.
(8) From inception date October 21, 2004 to December 31, 2004.
(9) From inception date December 3, 2004 to December 31, 2004.



                       See Notes to Financial Statements
                                      SA-9

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                          SUBACCOUNT(7)      SUBACCOUNT(1)      SUBACCOUNT(5)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $          914     $          (67)    $          (50)    $           (8)
         Net realized gain (loss)                                    145                  3                 36                409
         Net change in unrealized appreciation
            (depreciation) on investment                           8,820                562                538               (295)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        9,879                498                524                106
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              4,687              2,075                  -
         Participant transfers                                    65,997 (c)          3,817              4,671                  3
         Participant withdrawals                                  (1,852)                (1)                 -             (3,246)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         64,145              8,503              6,746             (3,243)
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           74,024              9,001              7,270             (3,137)
NET ASSETS
     Beginning of period                                               -                  -                  -              3,137
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       74,024     $        9,001     $        7,270     $            -
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $          299     $          (41)    $         (299)    $         (466)
         Net realized gain (loss)                                  1,962                531               (127)              (103)
         Net change in unrealized appreciation
            (depreciation) on investment                            (259)              (362)             8,048              2,265
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,002                128              7,622              1,696
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -              2,500
         Participant transfers                                    44,199                316            107,078 (a)            369
         Participant withdrawals                                  (3,985)            (2,547)            (8,271)            (1,149)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         40,214             (2,231)            98,807              1,720
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           42,216             (2,103)           106,429              3,416
NET ASSETS
     Beginning of period                                          14,061              5,029             17,373             22,608
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       56,277     $        2,926     $      123,802     $       26,024
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-10

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT(6)     SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $        1,239     $          (65)    $          (39)    $      (24,250)
         Net realized gain (loss)                                  4,890                  2                  -                 28
         Net change in unrealized appreciation
            (depreciation) on investment                           1,432              6,129                  -               (182)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        7,561              6,066                (39)           (24,404)
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -              4,154
         Participant transfers                                    74,788             63,996 (b)          5,076             62,973
         Participant withdrawals                                 (18,351)            (7,861)                 -             (8,383)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         56,437             56,135              5,076             58,744
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           63,998             62,201              5,037             34,340
NET ASSETS
     Beginning of period                                          89,625                  -                  -             44,530
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $      153,623     $       62,201     $        5,037     $       78,870
                                                        =================  =================  =================  =================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $        3,129     $            6     $          (48)    $          (11)
         Net realized gain (loss)                                    133                399                802                106
         Net change in unrealized appreciation
            (depreciation) on investment                           1,774                222                 13              1,854
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        5,036                627                767              1,949
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      8,309                  -                  -              4,152
         Participant transfers                                   147,142             16,544               (225)            12,076
         Participant withdrawals                                  (7,660)            (4,192)            (2,676)               (11)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        147,791             12,352             (2,901)            16,217
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          152,827             12,979             (2,134)            18,166
NET ASSETS
     Beginning of period                                           8,509              5,064              5,221                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $      161,336     $       18,043     $        3,087     $       18,166
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $          (50)    $        2,766     $          (51)    $         (261)
         Net realized gain (loss)                                    637              1,191                 71              3,364
         Net change in unrealized appreciation
            (depreciation) on investment                            (206)               494              1,503              2,359
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          381              4,451              1,523              5,462
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              4,154              4,152              2,077
         Participant transfers                                     5,475             61,936             11,246             15,957
         Participant withdrawals                                       -            (17,715)                (6)           (16,445)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          5,475             48,375             15,392              1,589
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,856             52,826             16,915              7,051
NET ASSETS
     Beginning of period                                           2,782             28,856                  -             18,092
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $        8,638     $       81,682     $       16,915     $       25,143
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE          CAP VALUE
                                                           SUBACCOUNT(2)      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $           98     $         (651)    $       (1,944)    $       (1,759)
         Net realized gain (loss)                                      3                 13              8,743             13,157
         Net change in unrealized appreciation
            (depreciation) on investment                           1,851              7,448             11,714              5,545
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        1,952              6,810             18,513             16,943
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              2,500              2,500                  -
         Participant transfers                                    44,722             44,718               (951)              (901)
         Participant withdrawals                                       -                 (6)           (15,164)           (13,118)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         44,722             47,212            (13,615)           (14,019)
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           46,674             54,022              4,898              2,924
NET ASSETS
     Beginning of period                                               -             27,528            110,607             92,806
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       46,674     $       81,550     $      115,505     $       95,730
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(9)
                                                         -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $         (516)    $       (1,257)    $       (1,233)    $            1
         Net realized gain (loss)                                    (22)             2,023                626                 75
         Net change in unrealized appreciation
            (depreciation) on investment                           1,783              1,215              3,439                (44)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        1,245              1,981              2,832                 32
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      2,500                  -                  -                  -
         Participant transfers                                     1,073                  -              4,507              1,714(d)
         Participant withdrawals                                  (3,717)            (6,389)            (5,974)                 -
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                           (144)            (6,389)            (1,467)             1,714
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,101             (4,408)             1,365              1,746
NET ASSETS
     Beginning of period                                          27,352             71,773             65,534                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       28,453     $       67,365     $       66,899     $        1,746
                                                        =================  =================  =================  =================

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                               FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER     GOVERNMENT          FUND II --
                                                             EQUITY          SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $       (1,165)    $          408     $        2,901     $         (194)
         Net realized gain (loss)                                  2,447                284                297                340
         Net change in unrealized appreciation
            (depreciation) on investment                           1,069               (124)             3,031              2,244
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,351                568              6,229              2,390
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -                  -
         Participant transfers                                     1,143             23,612             50,828             25,952
         Participant withdrawals                                 (11,870)            (4,200)           (18,905)            (3,447)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (10,727)            19,412             31,923             22,505
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (8,376)            19,980             38,152             24,895
NET ASSETS
     Beginning of period                                          84,697              9,397             39,577              3,281
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       76,321     $       29,377     $       77,729     $       28,176
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements
                                      SA-13

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                  TEMPLETON         TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN            GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES        SECURITIES
                                                           SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT(8)      SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $          (67)    $         (625)    $           (8)    $          (46)
         Net realized gain (loss)                                      3                  8                  -                 15
         Net change in unrealized appreciation
            (depreciation) on investment                              87              7,803                256                880
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                           23              7,186                248                849
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              2,500              2,075                  -
         Participant transfers                                     5,233             47,260                160                  -
         Participant withdrawals                                      (3)                (5)                 -                 (5)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          5,230             49,755              2,235                 (5)
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,253             56,941              2,483                844
NET ASSETS
     Beginning of period                                               -             25,768                  -              6,124
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $        5,253     $       82,709     $        2,483     $        6,968
                                                        =================  =================  =================  =================

                                                                                               RYDEX VARIABLE      SCUDDER VIT
                                                          RYDEX VARIABLE   RYDEX VARIABLE       TRUST SECTOR      EAFE(R) EQUITY
                                                            TRUST JUNO       TRUST NOVA           ROTATION            INDEX
                                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT(3)      SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $         (782)    $         (788)    $          (94)    $          (28)
         Net realized gain (loss)                                    475                  8                  5                  1
         Net change in unrealized appreciation
            (depreciation) on investment                          (5,259)             6,308              1,049                864
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       (5,566)             5,528                960                837
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      2,500              2,500                  -                  -
         Participant transfers                                    34,654             28,170              8,156              6,644
         Participant withdrawals                                    (703)                 -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         36,451             30,670              8,156              6,644
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           30,885             36,198              9,116              7,481
NET ASSETS
     Beginning of period                                          19,740             19,956                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       50,625     $       56,154     $        9,116     $        7,481
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                           SCUDDER VIT                             WANGER             WANGER
                                                            EQUITY 500                          INTERNATIONAL      INTERNATIONAL
                                                              INDEX           TECHNOLOGY           SELECT            SMALL CAP
                                                           SUBACCOUNT(2)      SUBACCOUNT        SUBACCOUNT(6)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $         (319)    $         (382)    $         (115)    $          (50)
         Net realized gain (loss)                                      6                (45)                74                  3
         Net change in unrealized appreciation
            (depreciation) on investment                           3,749               (465)             2,433              1,057
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        3,436               (892)             2,392              1,010
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              2,500              2,075              2,077
         Participant transfers                                    44,720                  -             18,377              3,704
         Participant withdrawals                                       -                  -               (882)                (5)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         44,720              2,500             19,570              5,776
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           48,156              1,608             21,962              6,786
NET ASSETS
     Beginning of period                                               -             19,922                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                        $       48,156     $       21,530     $       21,962     $        6,786
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             SELECT           COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                     $       (1,764)    $         (599)
         Net realized gain (loss)                                  5,149                163
         Net change in unrealized appreciation
            (depreciation) on investment                          10,979              4,889
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       14,364              4,453
                                                        -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              2,500
         Participant transfers                                       (21)              (105)
         Participant withdrawals                                 (15,532)            (4,211)
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (15,553)            (1,816)
                                                        -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,189)             2,637
NET ASSETS
     Beginning of period                                          94,486             29,043
                                                        -----------------  -----------------
     End of period                                        $       93,297     $       31,680
                                                        =================  =================










Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004


(1) From inception date January 9, 2004 to December 31, 2004.
(2) From inception date January 12, 2004 to December 31, 2004.
(3) From inception date March 9, 2004 to December 31, 2004.
(4) From inception date March 26, 2004 to December 31, 2004.
(5) From inception date April 13, 2004 to December 31, 2004.
(6) From inception date May 18, 2004 to December 31, 2004.
(7) From inception date September 25, 2004 to December 31, 2004.
(8) From inception date October 21, 2004 to December 31, 2004.
(9) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(b) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(c) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(d) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                            PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            PHOENIX-AIM        BERNSTEIN          BERNSTEIN          PHELPS REAL
                                                           MID-CAP EQUITY    ENHANCED INDEX     GROWTH + VALUE     ESTATE SECURITIES
                                                             SUBACCOUNT      SUBACCOUNT(2)       SUBACCOUNT(1)        SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (42)   $            (5)   $           (94)    $           129
     Net realized gain (loss)                                          2                  1                 16                 374
     Net change in unrealized appreciation (depreciation)
         on investments                                              607                295              1,818               1,072
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               567                291              1,740               1,575
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                         1,108              2,852              6,823              10,388
     Participant withdrawals                                         (12)                (6)              (591)                 (4)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             1,096              2,846              6,232              10,384
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,663              3,137              7,972              11,959

NET ASSETS
     Beginning of period                                           1,047                  -                  -               2,102
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $        2,710    $         3,137    $         7,972     $        14,061
                                                         ================  =================  =================   =================

                                                                                PHOENIX-           PHOENIX-            PHOENIX-
                                                             PHOENIX-        ENGEMANN SMALL     GOODWIN MULTI-      GOODWIN MULTI-
                                                             ENGEMANN          & MID-CAP         SECTOR FIXED        SECTOR SHORT
                                                          CAPITAL GROWTH        GROWTH             INCOME              TERM BOND
                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (77)   $           (54)   $        27,693     $           104
     Net realized gain (loss)                                          7                167                -                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,053              1,347               (162)                (94)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               983              1,460             27,531                  10
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,495                  -                   -
     Participant transfers                                         2,049                568             16,999               8,499
     Participant withdrawals                                          (3)               (12)                 -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,046             20,051             16,999               8,499
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,029             21,511             44,530               8,509

NET ASSETS
     Beginning of period                                           2,000              1,097                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $        5,029    $        22,608    $        44,530     $         8,509
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                             PHOENIX-KAYNE                           PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                         RISING DIVIDENDS    QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (54)   $           (46)   $           (42)    $           569
     Net realized gain (loss)                                         35                 45                 64                 239
     Net change in unrealized appreciation (depreciation)
         on investments                                              769                967                771                 691
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               750                966                793               1,499
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                         2,305              2,171                977              23,735
     Participant withdrawals                                          (3)                (3)               (12)                (12)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,302              2,168                965              23,723
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,052              3,134              1,758              25,222

NET ASSETS
     Beginning of period                                           2,012              2,087              1,024               3,634
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $        5,064    $         5,221    $         2,782     $        28,856
                                                         ================  =================  =================   =================

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD                                               NORTHERN
                                                          ABBETT MID-CAP     PHOENIX-MFS         PHOENIX-MFS         NASDAQ-100
                                                              VALUE         INVESTOR TRUST          VALUE             INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (140)   $            70    $           (80)    $          (121)
     Net realized gain (loss)                                         95                  -                 81                  23
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,032                192              3,130               3,058
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,987                262              3,131               2,960
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,494                  -              19,493
     Participant transfers                                        11,981                  -             10,589               5,117
     Participant withdrawals                                         (27)                 -                486                 (42)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            11,954             19,494             11,075              24,568
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        14,941             19,756             14,206              27,528

NET ASSETS
     Beginning of period                                           3,151                  -                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       18,092    $        19,756    $        14,206     $        27,528
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX           OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH       STRATEGIC      BERNSTEIN GLOBAL      BERNSTEIN MID-
                                                            AND INCOME        ALLOCATION           VALUE             CAP VALUE
                                                           SUBACCOUNT(3)      SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           52    $           711    $          (187)    $        (1,190)
     Net realized gain (loss)                                          -                580                862               4,757
     Net change in unrealized appreciation (depreciation)
         on investments                                              324             11,773             17,244              25,829
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               376             13,064             17,919              29,396
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -              19,495
     Participant transfers                                        16,997             85,419             61,987              71,349
     Participant withdrawals                                           -             (9,910)           (10,396)            (12,812)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            16,997             75,509             51,591              78,032
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        17,373             88,573             69,510             107,428

NET ASSETS
     Beginning of period                                               -              1,052                  -               3,179
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       17,373    $        89,625    $        69,510     $       110,607
                                                         ================  =================  =================   =================

                                                         PHOENIX-SANFORD
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA      AIM V.I. CAPITAL
                                                            CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (1,355)   $          (133)   $        (1,124)    $        (1,028)
     Net realized gain (loss)                                      2,888                 33              1,151                 863
     Net change in unrealized appreciation (depreciation)
         on investments                                           30,340              2,059             20,598              16,996
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            31,873              1,959             20,625              16,831
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             19,495                  -                   -
     Participant transfers                                        74,668              2,980             67,154              61,988
     Participant withdrawals                                     (14,802)               (15)           (16,006)            (13,285)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            59,866             22,460             51,148              48,703
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        91,739             24,419             71,773              65,534

NET ASSETS
     Beginning of period                                           1,067              2,933                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       92,806    $        27,352    $        71,773     $        65,534
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            FEDERATED FUND     FEDERATED HIGH
                                                                               FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER     GOVERNMENT          FUND II --
                                                              EQUITY         SECURITIES II     PRIMARY SHARES     VIP CONTRAFUND(R)
                                                           SUBACCOUNT(1)      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(2)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (1,093)   $           215    $         1,692     $           (23)
     Net realized gain (loss)                                        725                 18                 49                   1
     Net change in unrealized appreciation (depreciation)
         on investments                                           19,386               (137)             4,054                 370
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            19,018                 96              5,795                 348
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                127                486                   -
     Participant transfers                                        80,951              7,725             28,608               2,939
     Participant withdrawals                                     (15,272)                 -                  -                  (6)
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            65,679              7,852             29,094               2,933
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        84,697              7,948             34,889               3,281

NET ASSETS
     Beginning of period                                               -              1,449              4,688                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       84,697    $         9,397    $        39,577     $         3,281
                                                         ================  =================  =================   =================

                                                                               TEMPLETON
                                                           MUTUAL SHARES        GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES        SECURITIES          TRUST JUNO          TRUST NOVA
                                                           SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(4)       SUBACCOUNT(4)
                                                         ----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (46)   $            (8)   $            (9)    $            (9)
     Net realized gain (loss)                                          3                  4                  -                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,524              1,553                255                 471
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,481              1,549                246                 462
                                                         ----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         19,493                  -             19,494              19,494
     Participant transfers                                         5,117              5,116                  -                   -
     Participant withdrawals                                        (323)              (541)                 -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            24,287              4,575             19,494              19,494
                                                         ----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        25,768              6,124             19,740              19,956

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                         ----------------  -----------------  -----------------   -----------------
     End of period                                        $       25,768    $         6,124    $        19,740     $        19,956
                                                         ================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 WANGER U.S.
                                                                                                  SMALLER
                                                            TECHNOLOGY       WANGER TWENTY       COMPANIES
                                                           SUBACCOUNT(4)      SUBACCOUNT        SUBACCOUNT(1)
                                                         ----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (10)   $        (1,507)   $          (152)
     Net realized gain (loss)                                          -              1,230                318
     Net change in unrealized appreciation (depreciation)
         on investments                                              437             23,747              3,223
                                                         ----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               427             23,470              3,389
                                                         ----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         19,495                  -             19,496
     Participant transfers                                             -             77,238              6,607
     Participant withdrawals                                           -             (9,325)              (449)
                                                         ----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            19,495             67,913             25,654
                                                         ----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        19,922             91,383             29,043

NET ASSETS
     Beginning of period                                               -              3,103                  -
                                                         ----------------  -----------------  -----------------
     End of period                                        $       19,922    $        94,486    $        29,043
                                                         ================  =================  =================







Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)From inception February 5, 2003 to December 31, 2003.
(2)From inception July 1, 2003 to December 31, 2003.
(3)From inception December 18, 2003 to December 31, 2003.
(4)From inception December 22, 2003 to December 31, 2003.



                       See Notes to Financial Statements

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
(formerly, Phoenix-Oakhurst Growth and Income Series)   Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
(formerly, Phoenix-Oakhurst Strategic Allocation        High total return over an extended period of time consistent
Series)                                                 with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is  consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------- ----------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P
                                                        500(R) Index (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                    PURCHASES                              SALES
----------                                                                    ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                               $         67,270                       $        2,098
      Phoenix-AIM Growth Series                                                      9,045                                  595
      Phoenix-Alger Small-Cap Growth Series                                          6,781                                   39
      Phoenix-Alliance/Bernstein Enhanced Index Series                                   9                                3,265
      Phoenix-Duff & Phelps Real Estate Securities Series                           81,139                               36,302
      Phoenix-Engemann Capital Growth Series                                           341                                2,616
      Phoenix-Engemann Growth and Income Series                                    108,959                               10,274
      Phoenix-Engemann Small-Cap Growth Series                                       2,868                                1,587
      Phoenix-Engemann Strategic Allocation Series                                 100,718                               39,041
      Phoenix-Engemann Value Equity Series                                          64,450                                8,284
      Phoenix-Goodwin Money Market Series                                            5,759                                  715
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              83,720                               49,033
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                          185,071                               33,896
      Phoenix-Kayne Rising Dividends Series                                         16,817                                4,439
      Phoenix-Kayne Small-Cap Quality Value Series                                      54                                2,973
      Phoenix-Lazard International Equity Select Series                             17,917                                1,584
      Phoenix-Lazard Small-Cap Value Series                                         13,014                                6,910
      Phoenix-Lord Abbett Bond-Debenture Series                                     81,499                               29,189
      Phoenix-Lord Abbett Large-Cap Value Series                                    16,913                                1,484
      Phoenix-Lord Abbett Mid-Cap Value Series                                      18,773                               17,288
      Phoenix-Northern Dow 30 Series                                                45,359                                  468
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   47,672                                1,006
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                11,084                               18,530
      Phoenix-Sanford Bernstein Small-Cap Value Series                               8,203                               16,217
      Phoenix-Seneca Mid-Cap Growth Series                                           3,573                                4,210
      Phoenix-Seneca Strategic Theme Series                                              -                                7,659

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                    PURCHASES                              SALES
----------                                                                    ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                   $         5,059                        $       7,762
      AIM V.I. Mid-Cap Core Equity Fund                                              1,792                                    -
      AIM V.I. Premier Equity Fund                                                   1,568                               13,481

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              27,908                                7,955
      Federated High Income Bond Fund II -- Primary Shares                          56,750                               21,870

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   26,043                                3,694
      VIP Growth Portfolio                                                           5,857                                  686

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 50,274                                1,036
      Templeton Foreign Securities Fund                                              2,235                                    4
      Templeton Growth Securities Fund                                                  75                                  125

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                36,959                                  740
      Rydex Variable Trust Nova Fund                                                30,695                                  736
      Rydex Variable Trust Sector Rotation Fund                                      8,156                                   80

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          6,663                                   37
      Scudder VIT Equity 500 Index Fund                                             44,951                                  477

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           2,500                                  358

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                   20,451                                  973
      Wanger International Small Cap                                                 6,237                                  501
      Wanger Select                                                                    785                               18,021
      Wanger U.S. Smaller Companies                                                  3,105                                5,495

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(14)
     Accumulation units outstanding                                                  28,197                 -                -
     Unit value                                                                   $2.625249                 -                -
     Net assets (thousands)                                                             $74                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          6.81%*                -                -
     Total return                                                                    15.17%                 -                -

     PHOENIX-AIM GROWTH SERIES(8)
     Accumulation units outstanding                                                   5,205                 -                -
     Unit value                                                                   $1.729559                 -                -
     Net assets (thousands)                                                              $9                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          0.20%*                -                -
     Total return                                                                     0.72%                 -                -

     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(12)
     Accumulation units outstanding                                                   2,406                 -                -
     Unit value                                                                   $3.021690                 -                -
     Net assets (thousands)                                                              $7                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                              -*                -                -
     Total return                                                                   (9.64%)                 -                -

     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                       -             1,665                -
     Unit value                                                                           -         $1.884434                -
     Net assets (thousands)                                                               -                $3                -
     Mortality and expense ratio                                                      1.85%*            1.85%*               -
     Investment income ratio                                                          0.71%*            1.53%*               -
     Total return                                                                     3.40%            12.48%                -

     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Accumulation units outstanding                                                  13,950             4,608              935
     Unit value                                                                   $4.034274         $3.051612        $2.248578
     Net assets (thousands)                                                             $56               $14               $2
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          3.27%             4.65%            4.42%*
     Total return                                                                    32.20%            35.71%            1.18%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Accumulation units outstanding                                                   1,536             2,720            1,343
     Unit value                                                                   $1.905137         $1.849115        $1.489411
     Net assets (thousands)                                                              $3                $5               $2
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          0.71%             0.09%                -*
     Total return                                                                     3.03%            24.15%            2.09%


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(6)
     Accumulation units outstanding                                                  59,021             8,981                -
     Unit value                                                                   $2.097591         $1.934463                -
     Net assets (thousands)                                                            $124               $17                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          1.53%            10.34%*               -
     Total return                                                                     8.43%             2.21%                -


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                  11,423            10,684              745
     Unit value                                                                   $2.278219         $2.116019        $1.472358
     Net assets (thousands)                                                             $26               $23               $1
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                              -                 -                -*
     Total return                                                                     7.67%            43.72%           16.20%


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                  70,476            43,366              599
     Unit value                                                                   $2.179784         $2.066701        $1.756550
     Net assets (thousands)                                                            $154               $90               $1
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          2.69%             3.04%            0.09%*
     Total return                                                                     5.47%            17.66%            3.07%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(13)
     Accumulation units outstanding                                                  29,239                 -                -
     Unit value                                                                   $2.127314                 -                -
     Net assets (thousands)                                                             $62                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          1.59%*                -                -
     Total return                                                                    11.81%                 -                -

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(8)
     Accumulation units outstanding                                                   2,588                 -                -
     Unit value                                                                   $1.946233                 -                -
     Net assets (thousands)                                                              $5                 -                -
     Mortality and expense ratio                                                      1.85% *               -                -
     Investment income ratio                                                          0.86% *               -                -
     Total return                                                                   (1.04%)                -                -


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
     Accumulation units outstanding                                                  31,058            18,388                -
     Unit value                                                                   $2.539454         $2.421739                -
     Net assets (thousands)                                                             $79               $45                -
     Mortality and expense ratio                                                      1.85%             1.85% *              -
     Investment income ratio                                                          8.77%            14.25% *              -
     Total return                                                                     4.86%             0.25%                -


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(6)
     Accumulation units outstanding                                                 153,214             8,355                -
     Unit value                                                                   $1.053017         $1.018513                -
     Net assets (thousands)                                                            $161                $9                -
     Mortality and expense ratio                                                      1.85%             1.85% *              -
     Investment income ratio                                                          4.86%            36.32% *
     Total return                                                                     3.39%             0.12%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(2)
     Accumulation units outstanding                                                   7,794             2,260            1,050
     Unit value                                                                   $2.315133         $2.240960        $1.917077
     Net assets (thousands)                                                             $18                $5               $2
     Mortality and expense ratio                                                      1.85%             1.85%            1.85% *
     Investment income ratio                                                          1.92%             0.61%            1.15% *
     Total return                                                                     3.31%            16.89%            2.99%


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(2)
     Accumulation units outstanding                                                   1,057             2,205            1,041
     Unit value                                                                   $2.920851         $2.367714        $2.005582
     Net assets (thousands)                                                              $3                $5               $2
     Mortality and expense ratio                                                      1.85%             1.85%            1.85% *
     Investment income ratio                                                          0.58%             0.87%            4.38% *
     Total return                                                                    23.36%            18.06%            4.07%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(8)
     Accumulation units outstanding                                                   6,593                 -                -
     Unit value                                                                   $2.755463                 -                -
     Net assets (thousands)                                                             $18                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          1.77%*                -                -
     Total return                                                                    10.81%                 -                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                   2,903             1,050              527
     Unit value                                                                   $2.975390         $2.650585        $1.943569
     Net assets (thousands)                                                              $9                $3               $1
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                              -             0.09%            0.58%*
     Total return                                                                    12.25%            36.38%            2.65%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(2)
     Accumulation units outstanding                                                  31,444            11,822            1,721
     Unit value                                                                   $2.597743         $2.441024        $2.111995
     Net assets (thousands)                                                             $82               $29               $4
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          5.52%             7.48%           11.70%*
     Total return                                                                     6.42%            15.58%            5.08%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                   6,073                 -                -
     Unit value                                                                   $2.785104                 -                -
     Net assets (thousands)                                                             $17                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          1.33%*                -                -
     Total return                                                                     9.60%                 -                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                   8,497             7,456            1,586
     Unit value                                                                   $2.959165         $2.426687        $1.986404
     Net assets (thousands)                                                             $25               $18               $3
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          0.57%             0.67%            1.74%*
     Total return                                                                    21.94%            22.16%            3.29%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(9)
     Accumulation units outstanding                                                  21,365                 -                -
     Unit value                                                                   $2.184607                 -                -
     Net assets (thousands)                                                             $47                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          2.22%*                -                -
     Total return                                                                     2.45%                 -                -


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(4)
     Accumulation units outstanding                                                  41,944            15,292                -
     Unit value                                                                   $1.944237         $1.800147                -
     Net assets (thousands)                                                             $82               $28                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          0.78%                 -*               -
     Total return                                                                     8.00%            48.81%                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                  36,995            41,866            1,665
     Unit value                                                                   $3.122187         $2.641897        $1.909302
     Net assets (thousands)                                                            $116              $111               $3
     Mortality and expense ratio                                                      1.85%             1.85%            1.85% *
     Investment income ratio                                                          0.17%             0.24%            0.53% *
     Total return                                                                    18.18%            38.37%            6.91%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                  29,464            34,393              558
     Unit value                                                                   $3.249095         $2.698447        $1.911040
     Net assets (thousands)                                                             $96               $93               $1
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                              -                 -            0.13%*
     Total return                                                                    20.41%            41.20%            4.51%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                  15,872            15,982            2,167
     Unit value                                                                   $1.792677         $1.711418        $1.353413
     Net assets (thousands)                                                             $28               $27               $3
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                              -                 -                -*
     Total return                                                                     4.75%            26.45%          (2.98%)

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES(4)
     Accumulation units outstanding                                                  36,831            40,609                -
     Unit value                                                                   $1.829032         $1.767418                -
     Net assets (thousands)                                                             $67               $72                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                              -                 -*               -
     Total return                                                                     3.49%            37.82%                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                  32,980            33,811                -
     Unit value                                                                   $2.028442         $1.938237                -
     Net assets (thousands)                                                             $67               $66                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                              -                 -*               -
     Total return                                                                     4.65%            32.69%                -


     AIM V.I. MID-CAP CORE EQUITY FUND(16)
     Accumulation units outstanding                                                   1,718                 -                -
     Unit value                                                                   $1.015970                 -                -
     Net assets (thousands)                                                              $2                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          2.27%*                -                -
     Total return                                                                     1.83%                 -                -


     AIM V.I. PREMIER EQUITY FUND(4)
     Accumulation units outstanding                                                  42,981            49,518                -
     Unit value                                                                   $1.775693         $1.710429                -
     Net assets (thousands)                                                             $76               $85                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          0.43%             0.34%*               -
     Total return                                                                     3.82%            27.88%                -


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
     Accumulation units outstanding                                                  13,557             4,410              683
     Unit value                                                                   $2.166926         $2.130853        $2.120846
     Net assets (thousands)                                                             $29                $9               $1
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          3.44%             4.30%                -*
     Total return                                                                     1.69%             0.47%            0.87%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(2)
     Accumulation units outstanding                                                  30,190            16,665            2,368
     Unit value                                                                   $2.574692         $2.374794        $1.979717
     Net assets (thousands)                                                             $78               $40               $5
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                          6.06%             7.19%                -*
     Total return                                                                     8.42%            19.96%            4.09%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(5)
     Accumulation units outstanding                                                  10,834             1,428                -
     Unit value                                                                   $2.600790         $2.297389                -
     Net assets (thousands)                                                             $28                $3                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          0.08%                 -*               -
     Total return                                                                    13.21%            15.38%                -


     VIP GROWTH PORTFOLIO(8)
     Accumulation units outstanding                                                   2,868                 -                -
     Unit value                                                                   $1.831859                 -                -
     Net assets (thousands)                                                              $5                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          0.05%*                -                -
     Total return                                                                   (2.21%)                 -                -


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(4)
     Accumulation units outstanding                                                  34,180            11,773                -
     Unit value                                                                   $2.419785         $2.188892                -
     Net assets (thousands)                                                             $83               $26                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          0.85%             1.04%*               -
     Total return                                                                    10.55%            25.57%                -


     TEMPLETON FOREIGN SECURITIES FUND(15)
     Accumulation units outstanding                                                   1,008                 -                -
     Unit value                                                                   $2.460224                 -                -
     Net assets (thousands)                                                              $2                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                              -*                -                -
     Total return                                                                    11.53%                 -                -

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                   2,897             2,900                -
     Unit value                                                                   $2.405660         $2.112435                -
     Net assets (thousands)                                                              $7                $6                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          1.17%             1.74%*               -
     Total return                                                                    13.88%            33.82%                -


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(7)
     Accumulation units outstanding                                                  55,098            18,838                -
     Unit value                                                                   $0.918827         $1.047912                -
     Net assets (thousands)                                                             $51               $20                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                              -                 -*               -
     Total return                                                                   (12.32%)            1.26%                -


     RYDEX VARIABLE TRUST NOVA FUND(7)
     Accumulation units outstanding                                                  41,219            16,480                -
     Unit value                                                                   $1.362331         $1.210936                -
     Net assets (thousands)                                                             $56               $20                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                          0.06%                 -*               -
     Total return                                                                    12.50%             2.37%                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(10)
     Accumulation units outstanding                                                   7,303                 -                -
     Unit value                                                                   $1.248346                 -                -
     Net assets (thousands)                                                              $9                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                              -*                -                -
     Total return                                                                     5.09%                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(11)
     Accumulation units outstanding                                                   3,137                 -                -
     Unit value                                                                   $2.384869                 -                -
     Net assets (thousands)                                                              $7                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          0.74%*                -                -
     Total return                                                                    16.25%                 -                -

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     SCUDDER VIT EQUITY 500 INDEX FUND(9)
     Accumulation units outstanding                                                  22,778                 -                -
     Unit value                                                                   $2.114134                 -                -
     Net assets (thousands)                                                             $48                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          0.80%*                -                -
     Total return                                                                     7.05%                 -                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(7)
     Accumulation units outstanding                                                  15,277            13,646                -
     Unit value                                                                   $1.409330         $1.459896                -
     Net assets (thousands)                                                             $22               $20                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                              -                 -*               -
     Total return                                                                    (3.46%)            2.19%                -


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(13)
     Accumulation units outstanding                                                   7,544                 -                -
     Unit value                                                                   $2.911601                 -                -
     Net assets (thousands)                                                             $22                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                              -*                -                -
     Total return                                                                    24.94%                 -                -


     WANGER INTERNATIONAL SMALL CAP(8)
     Accumulation units outstanding                                                   2,110                 -                -
     Unit value                                                                   $3.216128                 -                -
     Net assets (thousands)                                                              $7                 -                -
     Mortality and expense ratio                                                      1.85%*                -                -
     Investment income ratio                                                          0.37%*                -                -
     Total return                                                                    22.57%                 -                -


     WANGER SELECT(13)
     Accumulation units outstanding                                                  32,549            38,600            1,627
     Unit value                                                                   $2.866388         $2.447816        $1.907725
     Net assets (thousands)                                                             $93               $94               $3
     Mortality and expense ratio                                                      1.85%             1.85%            1.85%*
     Investment income ratio                                                              -                 -                -*
     Total return                                                                    17.10%            28.31%            3.47%

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES(4)
     Accumulation units outstanding                                                  11,172            11,895                -
     Unit value                                                                   $2.835708         $2.441535                -
     Net assets (thousands)                                                             $32               $29                -
     Mortality and expense ratio                                                      1.85%             1.85%*               -
     Investment income ratio                                                              -                 -*               -
     Total return                                                                    16.14%            45.47%                -













MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.


(1) From inception July 25, 2002 to December 31, 2002.               (10) From inception March 9, 2004 to December 31, 2004.
(2) From inception October 1, 2002 to December 31, 2002.             (11) From inception March 26, 2004 to December 31, 2004.
(3) From inception November 1, 2002 to December 31, 2002.            (12) From inception April 13, 2004 to December 31, 2004.
(4) From inception February 5, 2003 to December 31, 2003.            (13) From inception May 18, 2004 to December 31, 2004.
(5) From inception July 1, 2003 to December 31, 2003.                (14) From inception September 25, 2004 to December 31, 2004.
(6) From inception December 18, 2003 to December 31, 2003.           (15) From inception October 21, 2004 to December 31, 2004.
(7) From inception December 22, 2003 to December 31, 2003.           (16) From inception December 3, 2004 to December 31, 2004.
(8) From inception January 9, 2004 to December 31, 2004.             * Annualized.
(9) From inception January 12, 2004 to December 31, 2004.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          PHOENIX-                              PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                          ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                        INTERNATIONAL          GROWTH              GROWTH          ENHANCED INDEX
                                                           SERIES              SERIES              SERIES             SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period                 -                   -                   -              1,665
Participant deposits                                                -               2,941                 777                  -
Participant transfers                                          28,952(c)            2,265               1,629                398
Participant withdrawals                                          (755)                 (1)                  -             (2,063)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  28,197               5,205               2,406                  -
                                                      ============================================================================

                                                                                                  PHOENIX-           PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN           ENGEMANN
                                                          PHELPS REAL          ENGEMANN          GROWTH AND          SMALL-CAP
                                                       ESTATE SECURITIES    CAPITAL GROWTH         INCOME             GROWTH
                                                            SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             4,608               2,720               8,981             10,684
Participant deposits                                                -                   -                   -              1,145
Participant transfers                                          10,520                 174              54,361(a)             183
Participant withdrawals                                        (1,178)             (1,358)             (4,321)              (589)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  13,950               1,536              59,021             11,423
                                                      ============================================================================

                                                          PHOENIX-                                                    PHOENIX-
                                                          ENGEMANN            PHOENIX-            PHOENIX-         GOODWIN MULTI-
                                                          STRATEGIC        ENGEMANN VALUE       GOODWIN MONEY       SECTOR FIXED
                                                         ALLOCATION            EQUITY              MARKET              INCOME
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            43,366                   -                   -             18,388
Participant deposits                                                -                   -                   -              1,662
Participant transfers                                          36,039              33,338(b)            2,588             14,471
Participant withdrawals                                        (8,929)             (4,099)                  -             (3,463)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  70,476              29,239               2,588             31,058
                                                      ============================================================================

                                                          PHOENIX-
                                                       GOODWIN MULTI-                           PHOENIX-KAYNE     PHOENIX-LAZARD
                                                        SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP        INTERNATIONAL
                                                         TERM BOND         RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             8,355                2,260               2,205                  -
Participant deposits                                            7,942                    -                   -              1,691
Participant transfers                                         144,379                7,373                 (89)             4,905
Participant withdrawals                                        (7,462)              (1,839)             (1,059)                (3)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 153,214                7,794               1,057              6,593
                                                      ============================================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)


                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                         PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                           SMALL-CAP          DEBENTURE            VALUE               VALUE
                                                          VALUE SERIES         SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period             1,050              11,822                   -              7,456
Participant deposits                                                -               1,648               1,668                813
Participant transfers                                           1,853              25,163               4,406              6,502
Participant withdrawals                                             -              (7,189)                 (1)            (6,274)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   2,903              31,444               6,073              8,497
                                                      ============================================================================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          PHOENIX-            NASDAQ-100          BERNSTEIN          BERNSTEIN
                                                       NORTHERN DOW 30         INDEX(R)         MID-CAP VALUE        SMALL-CAP
                                                           SERIES               SERIES             SERIES           VALUE SERIES
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period                 -              15,292              41,866             34,393
Participant deposits                                                -               1,368                 929                  -
Participant transfers                                          21,365              25,288                (335)              (302)
Participant withdrawals                                             -                  (4)             (5,465)            (4,627)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  21,365              41,944              36,995             29,464
                                                      ============================================================================

                                                        PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                        MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION        CORE EQUITY
                                                            SERIES              SERIES              FUND               FUND
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            15,982              40,609              33,811                  -
Participant deposits                                            1,437                   -                   -                  -
Participant transfers                                             673                   -               2,315              1,718(d)
Participant withdrawals                                        (2,220)             (3,778)             (3,146)                 -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  15,872              36,831              32,980              1,718
                                                      ============================================================================

                                                                            FEDERATED FUND    FEDERATED HIGH
                                                       AIM V.I. PREMIER        FOR U.S.         INCOME BOND
                                                           EQUITY            GOVERNMENT          FUND II --      VIP CONTRAFUND(R)
                                                            FUND            SECURITIES II     PRIMARY SHARES         PORTFOLIO
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            49,518               4,410              16,665              1,428
Participant deposits                                                -                   -                   -                  -
Participant transfers                                             685              11,080              21,207             10,826
Participant withdrawals                                        (7,222)             (1,933)             (7,682)            (1,420)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  42,981              13,557              30,190             10,834
                                                      ============================================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)


                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                                                 TEMPLETON           TEMPLETON
                                                                             MUTUAL SHARES        FOREIGN             GROWTH
                                                         VIP GROWTH            SECURITIES        SECURITIES          SECURITIES
                                                         PORTFOLIO               FUND               FUND                FUND
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period                 -              11,773                   -              2,900
Participant deposits                                                                1,130                 942                  -
Participant transfers                                           2,870              21,279                  66                  -
Participant withdrawals                                            (2)                 (2)                  -                 (3)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   2,868              34,180               1,008              2,897
                                                      ============================================================================

                                                                                               RYDEX VARIABLE
                                                        RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR       SCUDDER VIT
                                                          TRUST JUNO          TRUST NOVA          ROTATION        EAFE(R) EQUITY
                                                             FUND                FUND               FUND            INDEX FUND
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period            18,838              16,480                   -                  -
Participant deposits                                            2,452               2,006                   -                  -
Participant transfers                                          34,563              22,733               7,303              3,137
Participant withdrawals                                          (755)                  -                   -                  -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  55,098              41,219               7,303              3,137
                                                      ============================================================================

                                                         SCUDDER VIT
                                                          EQUITY 500                               WANGER              WANGER
                                                            INDEX            TECHNOLOGY         INTERNATIONAL      INTERNATIONAL
                                                             FUND             PORTFOLIO            SELECT             SMALL CAP
                                                      -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period                 -              13,646                   -                  -
Participant deposits                                                -               1,631                 791                732
Participant transfers                                          22,778                   -               7,103              1,379
Participant withdrawals                                             -                   -                (350)                (1)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  22,778              15,277               7,544              2,110
                                                      ============================================================================

                                                                             WANGER U.S.
                                                            WANGER             SMALLER
                                                            SELECT            COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period            38,600              11,895
Participant deposits                                                -                 981
Participant transfers                                               7                 (25)
Participant withdrawals                                        (6,058)             (1,679)
                                                      -------------------------------------
Accumulation units outstanding, end of period                  32,549              11,172
                                                      =====================================



(a) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(b) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(c) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(d) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                           PHOENIX-ALLIANCE/                       PHOENIX-DUFF &
                                                          PHOENIX-AIM          BERNSTEIN      PHOENIX-ALLIANCE/     PHELPS REAL
                                                         MID-CAP EQUITY      ENHANCED INDEX    BERNSTEIN GROWTH   ESTATE SECURITIES
                                                             SERIES              SERIES         + VALUE SERIES         SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                 574                  -                  -                  935
Participant deposits                                                  -                  -                  -                    -
Participant transfers                                               613              1,667              4,698                3,674
Participant withdrawals                                              (6)                (2)              (406)                  (1)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     1,181              1,665              4,292                4,608
                                                      ==============================================================================

                                                                                                                      PHOENIX-
                                                           PHOENIX-             PHOENIX-           PHOENIX-          GOODWIN MULTI-
                                                           ENGEMANN          ENGEMANN SMALL     GOODWIN MULTI-       SECTOR SHORT
                                                        CAPITAL GROWTH         & MID-CAP         SECTOR FIXED         TERM BOND
                                                            SERIES           GROWTH SERIES      INCOME SERIES          SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period               1,343                745                  -                    -
Participant deposits                                                  -              9,450                  -                    -
Participant transfers                                             1,379                495             18,388                8,355
Participant withdrawals                                              (2)                (6)                 -                    -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     2,720             10,684             18,388                8,355
                                                      ==============================================================================

                                                                            PHOENIX-KAYNE                           PHOENIX-LORD
                                                        PHOENIX-KAYNE         SMALL-CAP       PHOENIX-LAZARD        ABBETT BOND-
                                                       RISING DIVIDENDS     QUALITY VALUE     SMALL-CAP VALUE        DEBENTURE
                                                            SERIES             SERIES             SERIES               SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period               1,050              1,041                527                1,721
Participant deposits                                                  -                  -                  -                    -
Participant transfers                                             1,212              1,166                528               10,106
Participant withdrawals                                             (2)                 (2)                (5)                  (5)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     2,260              2,205              1,050               11,822
                                                      ==============================================================================

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD                                               NORTHERN
                                                          ABBETT MID-CAP       PHOENIX-MFS         PHOENIX-MFS        NASDAQ-100
                                                             VALUE           INVESTOR TRUST          VALUE            INDEX(R)
                                                            SERIES                SERIES             SERIES             SERIES
                                                      -------------------  -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period               1,586                  -                  -                    -
Participant deposits                                                  -             10,420                  -               11,096
Participant transfers                                             5,882                  -              7,177                4,229
Participant withdrawals                                            (12)                  -               (490)                 (33)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     7,456             10,420              6,687               15,292
                                                      ==============================================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                               PHOENIX-
                                                            PHOENIX            OAKHURST                           PHOENIX-SANFORD
                                                        OAKHURST GROWTH       STRATEGIC        PHOENIX-SANFORD      BERNSTEIN MID-
                                                           AND INCOME         ALLOCATION      BERNSTEIN GLOBAL        CAP VALUE
                                                            SERIES              SERIES          VALUE SERIES           SERIES
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                   -                599                  -                1,665
Participant deposits                                                  -                  -                  -                7,462
Participant transfers                                             8,981             48,224             36,943               39,321
Participant withdrawals                                               -             (5,457)            (5,767)              (6,582)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     8,981             43,366             31,176               41,866
                                                      ==============================================================================

                                                       PHOENIX-SANFORD
                                                       BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL
                                                          CAP VALUE         MID-CAP GROWTH    STRATEGIC THEME       APPRECIATION
                                                           SERIES               SERIES             SERIES               FUND
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                 558              2,167                  -                    -
Participant deposits                                                  -             11,597                  -                    -
Participant transfers                                            41,547              2,228             52,364               42,435
Participant withdrawals                                          (7,712)               (10)           (11,755)              (8,624)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    34,393             15,982             40,609               33,811
                                                      ==============================================================================

                                                                            FEDERATED FUND    FEDERATED HIGH
                                                                                FOR U.S.        INCOME BOND
                                                        AIM V.I. PREMIER       GOVERNMENT         FUND II --       VIP CONTRAFUND(R)
                                                           EQUITY FUND       SECURITIES II     PRIMARY SHARES         PORTFOLIO
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                   -                683              2,368                    -
Participant deposits                                                  -                 60                243                    -
Participant transfers                                            60,441              3,667             14,054                1,430
Participant withdrawals                                         (10,923)                 -                  -                   (2)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    49,518              4,410             16,665                1,428
                                                      ==============================================================================

                                                                              TEMPLETON
                                                          MUTUAL SHARES         GROWTH         RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES        SECURITIES         TRUST JUNO           TRUST NOVA
                                                              FUND               FUND               FUND                FUND
                                                      -------------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                   -                  -                  -                    -
Participant deposits                                              9,022                  -             18,838               16,480
Participant transfers                                             2,935              3,241                  -                    -
Participant withdrawals                                            (184)              (341)                 -                    -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    11,773              2,900             18,838               16,480
                                                      ==============================================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                                                                 WANGER U.S.
                                                           TECHNOLOGY          WANGER              SMALLER
                                                            PORTFOLIO          TWENTY             COMPANIES
                                                      -------------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                   -              1,627                  -
Participant deposits                                             13,646                  -              8,091
Participant transfers                                                 -             41,486              4,072
Participant withdrawals                                               -             (4,513)              (268)
                                                      ---------------------------------------------------------
Accumulation units outstanding, end of period                    13,646             38,600             11,895
                                                      =========================================================

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.725% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $154, $175 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $1,777, $0 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


$549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

                           PHOENIX INVESTOR'S EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PricewaterhouseCoopers [logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable
                   Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is filed herewith.

               (4)  (a)  Form of Variable Annuity Contract (Phoenix Investor's
                         Edge-Form No. D609 and Form No. D51), filed via Edgar with Initial Registration Statement (File No. 333-68164) on August 22, 2001.

                    (b) Guaranteed Minimum Income Benefit Rider, Form Number DR81, is filed herewith.

                    (c) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is filed herewith.

               (5) Form of Application (Phoenix Investor's Edge-Form No. OL4158), filed via Edgar with Initial Registration Statement (File No. 333-68164) on August 22, 2001.

               (6)  (a)  Amended and Restated Certificate of Incorporation of
                         PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) ByLaws of PHL Variable Insurance Company as amended and restated, effective May 16, 2002, are incorporated by reference to Registrant's Form N-4 (File No. 333-68164), Post-Effective Amendment No. 6, filed via Edgar on April 29, 2004.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq., filed herewith.

               (10) (a)  Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b)  Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Representation Letter regarding Separate Account Financial
                    Statements of Phoenix Life Insurance Company, et al.

               (12) Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer

* The business address of this individual is One American Row, Hartford, CT 06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2005 there were 2,340 qualified and 2,410 nonqualified contracts.

ITEM 28.  INDEMNIFICATION

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a)  PEPCO serves as the principal underwriter for the following entities:
          PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

      (b) Directors and Executive Officers of PEPCO.


          NAME                         POSITION
          ----                         --------
          Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
          Michael E. Haylon*           Director
          James D. Wehr**              Director
          Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
          John H. Beers*               Vice President and Secretary
          Glenn H. Pease**             Vice President, Finance and Treasurer
          John F. Sharry**             President, Sales
          Francis G. Waltman**         Senior Vice President and Chief Administrative Officer

          * The business address of this individual is One American Row, Hartford, CT 06102
          ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

      (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 22nd day of April, 2005.

                                    PHL VARIABLE INSURANCE COMPANY

                                    By:  _____________________________________

                                         * Philip K. Polkinghorn
                                         President

                                    PHL VARIABLE ACCUMULATION ACCOUNT

                                    By:   _____________________________________

                                          * Philip K. Polkinghorn
                                          President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



       SIGNATURE                                                             TITLE
       ---------                                                             -----


____________________________                                                 Director, Executive Vice President and Chief
*Michael E. Haylon                                                           Financial Officer

____________________________                                                 Director and Senior Vice President
*Robert E. Primmer                                                           Financial Officer

____________________________                                                 President
*Philip K. Polkinghorn


By:/s/ John H. Beers

*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
April 22nd, 2005


                                      S-1